As filed with the Securities and Exchange Commission on March 4, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 – December 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

U.S. Global Investors Funds
Annual Report
December 31, 2020
Beginning on January 2021, as permitted by regulations adopted by the
Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at (800)
873-8637, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at
(800) 873-8637, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all Funds held with U.S.
Global Investors Funds.

U.S. Global Investors Funds
Annual Report
December 31, 2020
Table of Contents
Letter to Shareholders (unaudited) 1
Deﬁnitions for Management Teams’ Perspectives (unaudited) 8
Management Team’s Perspective (unaudited) 11
Portfolios of Investments 40
Notes to Portfolios of Investments 75
Statements of Assets and Liabilities 92
Statements of Operations 96
Statements of Changes in Net Assets 100
Notes to Financial Statements 106
Financial Highlights 120
Report of Independent Registered Public Accounting Firm 128
Trustees and Officers (unaudited) 130
Approval of Investment Advisory Agreement (unaudited) 132
Additional Information (unaudited) 137
Expense Example (unaudited) 140

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Nasdaq Symbols (unaudited)
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
Global Luxury Goods Fund (formerly known as Holmes Macro Trends Fund) USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX
Emerging Europe Fund EUROX
China Region Fund USCOX

U.S. Global Investors Funds
(unaudited)
Dear Fellow Shareholder,
I hope this letter finds you well and in good health. 2020 may have been a strong year for stocks and other assets, but sadly too many families and business owners were tested like never before due to the COVID-19 pandemic. As I write this, as many as 400,000 Americans have succumbed to the virus; meanwhile, the number of corporate bankruptcies reached a
10-year high last year.
On behalf of everyone at U.S. Global Investors, I want to extend my sincerest condolences to everyone and their families who’ve been impacted by this global scourge. Here’s hoping 2021 brings not just respite but also buckets of health and prosperity.
On a more cheerful note, precious metals did very well overall in 2020. Silver stood as the top performing commodity, up nearly 48%, its best year since 2010. The white metal benefited from haven demand, fueled by unprecedented money-printing, as well as industrial demand.
Among other applications, silver is a crucial component of photovoltaic (PV) cells, which are found in solar panels.
Copper prices were up in 2020 for very much the same reason. The world’s transition to renewable energy and electric vehicles (EV) is driving global demand for the highly conductible metal.
Up 26% for the year, copper is poised to be a top performer in 2021, I believe. China has historically been the world’s largest importer of the metal, but now that its economy has largely recovered from the pandemic, the country has been buying it at a record clip. But
China isn’t alone. 2021 is expected to be a record-breaker for renewable auctions in Europe, according to research firm Wood Mackenzie.
Copper and other industrial metals should also get support from the strengthening manufacturing sector in the U.S. The ISM Manufacturing PMI registered 60.7 in December
2020, marking its highest level since September 2018. December was also the eighth straight month that the gauge of manufacturing activity held above 50.0. All six of the biggest manufacturing industries expanded, including fabricated metal products.

U.S. Global Investors Funds
(unaudited)
I believe the rally is only getting started, and we could see ever higher asset prices in 2021, for a couple of significant reasons.
Number one, President Joe Biden plans to make infrastructure one of his top priorities.
Proposals have the U.S. spending as much as $2 trillion not only to improve roads, bridges and seaports but also beef up the EV sector, add charging stations, convert school buses to zero emissions and more.
Biden’s plans could attract private investment in infrastructure, including from pension and insurance investment funds. This, in turn, could prop up the base metals market.
The second big reason has to do with inflation driven by additional stimulus packages and money-printing. Biden has also called for a massive $1.9 trillion relief package that would include $1,400 checks for American adults. The bill, if passed, could lead to additional money-
printing and, consequently, boost inflation.
All that money will need to go somewhere, in other words, and that includes base metals and other commodities.
Global Resources Crushed Its Benchmark in 2020
2020 was particularly challenging for traditional energy stocks. Global oil demand collapsed in March and is not expected to recover to pre-pandemic levels in 2021.
This being the case, I’m pleased to share with you that our Global Resources Fund (PSPFX)
substantially beat its oil-heavy benchmark for the year.
Thanks to active management and our years’ worth of expertise investing in commodities and raw materials, PSPFX increased an incredible 37.17% in the 12-month period through
December 31, 2020. This puts the fund in the top 10 percentile rank of funds in the Natural
Resources category for the one year ended December 31, 2020, out of 110 funds, according to
Morningstar data, based on total returns.

U.S. Global Investors Funds
(unaudited)
How did we do it?
For one, we significantly underweighted oil exploration and production stocks relative to the fund’s benchmark, the S&P Global Natural Resources Index. Among the companies with the largest weightings in the index, as of December 31, were Exxon Mobil, Chevron, Royal Dutch
Shell and BP—none of which were held in PSPFX.
Instead, we’ve been overweighting global renewable energy stocks. Even before the pandemic, we liked green energy for its attractive growth potential, fueled by governmental efforts to reduce carbon pollution. We also like producers that explore for and mine the materials that are expected to see greater demand thanks to the green energy boom—copper, nickel, lithium and more.
Our favorite copper stock remains Ivanhoe Mines, my top mining pick for 2021. The company is in the process of building three mine development projects in Southern Africa. Among them is the world-class Kamoa-Kakula high-grade copper project, which is only a few months away from scheduled initial production. Shares of Ivanhoe, one of the top holdings in PSPFX as of
December 31 at 4.22%, finished 2020 up more than 61%.
Prepare for Higher Taxes with Municipal Bonds
Biden has other plans in the works that may affect your wealth in 2021 and the subsequent years.
Let’s start with what we know. The president has said that he’s in favor of rolling back former
President Donald Trump’s 2017 tax bill, which lowered the rate on household income in most brackets. Biden has also proposed raising taxes on U.S. households making more than
$400,000 a year.
Knowing this, I think municipal bonds would make a lot of sense for many investors. Muni bonds have historically been an effective way to generate income that’s tax-free at the federal

U.S. Global Investors Funds
(unaudited)
level and, in many cases, state and local levels. I expect Biden’s tax plan to make the muni investment case all the more attractive.
Our Near-Term Tax Free Fund (NEARX), which invests in short-term munis, aims to be a stabilizing force in times of economic uncertainty, especially when income tax and interest rate policies are in flux.
Because it invests in munis with an average duration of only 2.4 years, NEARX has generally been less susceptible to swings in financial markets than muni bond funds with a longer date to maturity. This has allowed investors to enjoy slow yet steady growth along with the benefit of tax-exempt income.
Gold in the Era of Record Money-Printing
Gold surged over 25%, its best year in a decade. The yellow metal has now ended the year up in 16 of the 20 past years, or 80% of the time.
As the World Gold Council (WGC) points out in the chart below, gold has been a good long-
term investment. Ever since President Richard Nixon formally ended the gold standard in the early 1970s, the price of gold has done a much better job at keeping pace with global money supply growth than Treasury bills have. Over the years, this has helped investors and savers preserve capital.
The more fiat currency that’s in circulation, the more valuable I expect real assets like gold to become.
In December 2020, the Federal Reserve left interest rates near zero and committed to continue its bond-buying program until “substantial progress” has been made regarding employment and inflation.
I was floored to see just how much the Fed is buying—and will continue to buy—each month.
The central bank is gobbling up as much $120 billion of debt, split between $80 billion of

U.S. Global Investors Funds
(unaudited)
Treasuries and $40 billion of mortgage-backed securities (MBS). The size of the Fed’s balance sheet now stands at a staggering $7.36 trillion, or 34% of gross domestic product (GDP).
I believe this is reason enough to ensure you follow the 10% Golden Rule, with 5% of your portfolio in physical bullion and the other 5% in high-quality gold mining stocks, mutual funds and ETFs. We’re proud to offer two ways for investors to get access to metals and mining: the Gold and Precious Metals Fund (USERX), which invests mostly in the large-
cap “senior” producers, and the World Precious Minerals Fund (UNWPX), which provides increased exposure to junior and intermediate companies.
Following the Money with Luxury Goods
As you may already be aware, our fund family underwent a change last year. On July 1, we unveiled the Global Luxury Goods Fund (USLUX).
This decision was months in the making, and obviously there was no way we could have predicted that the fund’s debut would coincide with a global pandemic and economic downturn. Despite the challenges, I couldn’t be more pleased with how the fund has done since inception.
From the very beginning, one of our goals for USLUX was to seek to track the spending habits of high-net-worth individuals (HNWI), whose incomes have historically grown at a much faster rate than not just other earner groups but also per-capita gross domestic product
(GDP) growth.
This cohort may have pulled back on its luxury spending, but it didn’t cut it altogether.
The trick was to determine where HNWIs reallocated their discretionary dollars during the pandemic, if not on items such as designer handbags and jewelry.
I believe I figured it out while I was replacing my fencing in the backyard. I realized that the materials I purchased at Home Depot were among the biggest discretionary purchases I had made in recent weeks, in terms of cost.
I noticed that other homeowners in my neighborhood had also taken advantage of the lockdown to renovate, repair and replace roofs, fences, yards, swimming pools and more.
A Bank of America survey in July bore this out. Seventy percent of Americans said they undertook home improvement projects during the pandemic, with even more projects planned for 2021.
Home Depot is categorized as discretionary. But is it “luxury”? In “normal” times, few people would say that it is. But these times aren’t normal, and consumers—including HNWI consumers—are changing their spending habits. So while we’ve had to adjust our conception of a luxury brand, we haven’t changed our goal of investing in companies that potentially benefit from greater spending from HNWIs.
None of this is to say, however, that USLUX will exclude traditional luxury brands like
LVMH, Christian Dior and others. Not only are such brands currently found in the fund, but their weightings may increase as the economy improves.
Thank you for your continued trust and confidence in U.S. Global Investors. We wish you and your family good health and prosperity in the remainder of 2021.

U.S. Global Investors Funds
(unaudited)
Sincerely,
Frank E. Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.
Past performance does not guarantee future results.
Please consider carefully a fund’s investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Foreside
Fund Services, LLC, Distributor. U.S. Global Investors is the investment adviser.
Total Annualized Returns as of 12/31/2020:
Performance data quoted above is historical. Past performance is no guarantee of future results. Results reflect the reinvestment of dividends and other earnings. For a portion of periods, the fund had expense limitations, without which returns would have been lower.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any direct fees described in the fund’s prospectus which, if applicable, would lower your total returns. Performance quoted for periods of one year or less is cumulative and not annualized. Obtain performance data current to the most recent month-end at www.
usfunds.com or 1-800-US-FUNDS.
Foreside Fund Services, LLC, Distributor. U.S. Global Investors is the investment adviser.
Mutual fund investing involves risk. Principal loss is possible. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. Because the Global Resources Fund concentrates its investments in specific industries, the fund may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. By investing in a specific geographic region, a regional fund’s returns and share price may be more volatile than those of a less concentrated portfolio. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund’s performance more volatile. Diversification does not assure a profit, nor does it protect against a loss in a declining market. Companies in the consumer discretionary sector are subject to risks associated with fluctuations in the performance of domestic and international economies, interest rate changes, increased competition and consumer confidence.
Fund One-Year Five-Year Ten-Year Gross Expense Ratio
Global Resources Fund 37.17% 8.82% -3.90% 1.58%
S&P Global
Natural Resources Index
-0.05% 10.15% 0.04% n/a

U.S. Global Investors Funds
(unaudited)
It is not possible to invest in an index. The S&P Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified, liquid and investable equity exposure across 3 primary commodity-related sectors: Agribusiness, Energy, and
Metals & Mining. It is not possible to invest in an index. The ISM manufacturing index or PMI measures the change in production levels across the U.S. economy from month to month. M2 is a calculation of the money supply that includes all elements of M1 as well as
"near money." M1 includes cash and checking deposits, while near money refers to savings deposits, money market securities, mutual funds, and other time deposits. These assets are less liquid than M1 and not as suitable as exchange mediums, but they can be quickly converted into cash or checking deposits.
Duration is a number that represents a bond's sensitivity to changes in short-term interest rates.
In particular, duration is the change in a bond's price for each 1% change in interest rates.
Fund portfolios are actively managed, and holdings may change daily. Holdings are reported as of the most recent quarter-end. Holdings are not a recommendation to buy or sell a security.
Holdings in the Global Resources Fund as a percentage of net assets as of 12/31/2020: Exxon
Mobil Corp. 0.00%, Chevron Corp. 0.00%, Royal Dutch Shell plc 0.00%, BP plc 0.00%,
Ivanhoe Mines Ltd. 4.22%.
Morningstar Rankings represent a fund’s total-return rank relative to all funds that have the same Morningstar Category. The highest rank is 1 and the lowest is based on the total number of funds ranked in the category. It is based on Morningstar total return, which includes both income and capital gains or losses and is not adjusted for sales charges or redemption fees.
Morningstar ranked PSPFX in the top 15%, 49% and 98% out of 110, 96, and 85 Natural
Resources funds for the one-, five- and ten-year periods ending 12/31/2020, respectively.
All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor.
We believe commodities as a whole look very attractive right now due to a number of factors.

Definitions for Management Teams’ Perspectives
(unaudited)
Benchmark Index Definitions
Returns for indices reflect no deduction for fees, expenses or taxes, unless noted.
The Bloomberg Barclays U.S. Treasury Bills 6-9 Months Total Return Index tracks the performance of U.S. Treasury Bills with a maturity of six to nine months.
The Bloomberg Barclays 3 Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, that are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have a maturity of two to four years.
The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable and attributable gold production of at least 300,000 ounces a year and that derive 75% or more of their revenue from mined gold.
The Hang Seng Composite Index is a market-capitalization weighted index that covers about
95% of the total market capitalization of companies listed on the Main Board of the Hong
Kong Stock Exchange.
The MSCI Emerging Markets Europe 10/40 Index (Net Total Return) is a free float-
adjusted market capitalization index that is designed to measure equity performance in the emerging market countries of Europe (Czech Republic, Greece, Hungary, Poland, Russia and
Turkey). The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax). The index is periodically rebalanced relative to the constituents’ weights in the parent index.
The NYSE Arca Gold Miners Index is a modified market capitalization-weighted index comprised of publicly-traded companies involved primarily in the mining for gold and silver.
The S&P Global Natural Resources Index (Net Total Return) includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified, liquid and investable equity exposure across 3 primary commodity-related sectors: Agribusiness, Energy, and Metals &
Mining. The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax).
The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.
The S&P Composite 1500 Index is a broad-based capitalization-weighted index of 1500 U.S.
companies and is comprised of the S&P 400, the S&P 500 and the S&P 600.
Other Index Definitions
The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Definitions for Management Teams’ Perspectives
(unaudited)
The Cboe Volatility Index is a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of the
S&P 500 Index call and put options.
The CSI 300 is a capitalization-weighted stock market index designed to replicate the performance of the top 300 stocks traded on the Shanghai Stock Exchange and the Shenzhen
Stock Exchange.
The Dow Jones Industrial Average is a price-weighted measure of 30 U.S. blue-chip companies. The index covers all industries except transportation and utilities.
The Hang Seng Index is a capitalization-weighted index of 33 companies that represent approximately 70 percent of the total market capitalization of The Stock Exchange of Hong
Kong.
The Institute of Supply Management (ISM) Manufacturing Purchasing Managers Index
(PMI) Report on Business is based on data compiled from monthly replies to questions asked of purchasing and supply executives in over 400 industrial companies. For each of the indicators measured (New Orders, Backlog of Orders, New Export Orders, Imports, Production, Supplier
Deliveries, Inventories, Customers Inventories, Employment, and Prices), this report shows the percentage reporting each response, the net difference between the number of responses in the positive economic direction and the negative economic direction and the diffusion index.
Responses are raw data and are never changed.
The Purchasing Manager’s Index (PMI) is an indicator of the economic health of the manufacturing sector. The PMI index is based on five major indicators: new orders, inventory levels, production, supplier deliveries and the employment environment.
The MOEX Russia Index is cap-weighted composite index calculated based on prices of the most liquid Russian stocks of the largest and dynamically developing Russian issues presented on the Moscow Exchange.
The MSCI China Index captures large and mid-cap representation across China A shares,
H shares, B shares, Red chips, P chips and foreign listings. With 697 constituents, the index covers about 85% of this China equity universe.
The MSCI Emerging Markets (EM) Index was launched in 1988 including 10 countries with a weight of about 0.9% in the MSCI ACWI Index. Currently, it captures 26 countries across the globe and has a weight of 12% in the MSCI ACWI Index.
The MSCI Emerging Markets Europe Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the emerging markets countries of Europe (Czech Republic, Hungary, Poland, Russia, and Turkey).
The Nasdaq Composite Index measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market. To be eligible for inclusion in the
Index, the security’s U.S. listing must be exclusively on The Nasdaq Stock Market (unless the

Definitions for Management Teams’ Perspectives
(unaudited)
security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing).
The Purchasing Manager’s Index (PMI) is an indicator of the economic health of the manufacturing sector. The PMI index is based on five major indicators: new orders, inventory levels, production, supplier deliveries and the employment environment.
The S&P Global Luxury Index is comprised of 80 of the largest publicly-traded companies engaged in the production or distribution of luxury goods or the provision of luxury services that meet specific investibility requirements.
The U.S. Dollar Index is an index of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S. trade partners’ currencies.
The Warsaw Stock Exchange Index (WIG) is the oldest stock exchange index, calculated at the first market session. The basic index values are calculated on the basis of the prices of shares of all stock exchange companies with at least 10% of freely-traded shares with a value equivalent to 1 million euro. WIG is a total-return index, and the revenues from both dividends and subscription rights are taken into account in its calculation.
The Wilderhill Clean Energy Index is designed to deliver capital appreciation through the selection of companies that focus on greener and generally renewable sources of energy and technologies that facilitate cleaner energy.

U.S. Government Securities Ultra-Short Bond Fund
(unaudited)
Management Team’s Perspective
Introduction
The U.S. Government Securities Ultra-Short Bond Fund (UGSDX) is designed to be used as an investment that takes advantage of the security of U.S. Government bonds and obligations, while simultaneously pursuing a higher level of current income than money market funds offer. The fund’s dollar-weighted average effective maturity is two years or less. The fund seeks to provide current income and preserve capital.
Performance Graph
U.S. Government Securities Ultra-Short Bond Fund
Average Annual Performance
For the Periods Ended
December 31, 2020
One Year Five Year Ten Year
U.S. Government Securities Ultra-Short Bond Fund
0.32% 0.83% 0.49%
Bloomberg Barclays U.S. Treasury Bills 6-9 Months
Total Return Index 1.20% 1.36% 0.76%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations and reimbursements to maintain a minimum yield, without which returns would have been lower. The above returns for the U.S. Government
Securities Ultra-Short Bond Fund include the fund’s results as a money market fund through the date of its conversion (December 20, 2013) to an ultra-short bond fund, and therefore are not representative of the fund’s results had it operated as an ultra-short bond fund for the full term of the periods shown.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.00%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
0.45%. The Adviser can modify or terminate this arrangement at any time. In addition, returns may include the effects of additional voluntary waivers of fees and reimbursements of expenses by the
Adviser, including waivers and reimbursements to maintain a minimum net yield for the fund.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

U.S. Government Securities Ultra-Short Bond Fund
(unaudited)
The Year in Review – Economic and Political Issues that Affected the Fund
Federal Reserve officials saw a need to craft novel programs to cushion the economy from the blow of the coronavirus outbreak when they announced an emergency interest-rate cut on a Sunday evening in mid-March 2020. At that point, policy makers at the Fed saw gathering downside risks as warranting a
“forceful” response, according to a record of their unscheduled gathering via video conference on March
15. They voted to slash their benchmark rate to nearly zero and restart massive bond-buying programs to pump cash into the banking system as various corners of financial markets seized up. Millions of
Americans lost their jobs over the following weeks as state and local governments ordered businesses to close in a bid to stem the spread of the virus. As new evidence of the economic toll from the coronavirus pandemic flooded in, the Federal Reserve unleashed more emergency measures, including pledges to provide support to risky corners of financial markets that were some of the hardest hit. The Fed announced it would invest up to $2.3 trillion in loans to aid small and mid-sized businesses and state and local governments as well as fund the purchases of some types of high-yield bonds, collateralized loan obligations and commercial mortgage-backed securities. The money came on top of the massive stimulus that the Fed had already announced and it thrusted the institution into the sort of speculative lending activities it had shunned in the past, underscoring the risks that Chairman Jerome Powell was willing to take to shore up the economy.
Fed officials held interest rates near zero at their meetings throughout the year and signaled they would keep them there through at least 2022. Officials saw the economy needing support for longer and favored a more explicit form of forward guidance on the future path of rates and bond buying. Additionally, Fed
Chairman Jay Powell repeatedly stressed to Congress that getting the coronavirus under control was vital as the U.S. economy rebounded from the sharpest contraction on record. The Fed worked with the
Treasury to launch nine emergency lending programs aimed at providing a credit backstop to everything from municipalities to medium-sized businesses. Those actions helped lower borrowing costs and kept the financial system liquid during the economic and market turmoil. Economists cautioned that a long period of labor reallocation, where workers in an industry directly impacted by the virus have to find new skills and jobs in other industries, risks keeping unemployment high for years.
During the Federal Reserve’s annual Jackson Hole economic symposium, Fed Chair Powell announced the conclusion of the study regarding the adequacy of the 2% inflation target. The outcome of the study marked a small but important shift. Instead of having 2% inflation be a hard target, which may cause the
Fed’s Open Markets Committee (FOMC) to tighten monetary policy as inflation approaches or hits 2%, it will use 2% as an average target, meaning that the Fed will seek periods of above 2% inflation if inflation runs below 2% following economic downturns. The revamp is designed to address the “reality of a quite difficult macroeconomic context of low interest rates, low inflation, relatively low productivity, slow growth and those kinds of things,” said Chairman Powell.
Investment Highlights
The U.S. Government Securities Ultra-Short Bond Fund returned 0.32% for the year ended December
31, 2020, underperforming its benchmark, the Bloomberg Barclays U.S. Treasury Bills 6-9 Months Total
Return Index, which returned 1.20%.
The main source of underperformance came from longer maturity bonds, as yields on shorter maturities collapsed and remained anchored lower compared to longer maturities, which saw relatively more upside volatility.
Current Outlook
Central banks are set to spend 2021 maintaining their ultra-easy monetary policies even with the global economy expected to strengthen from last year’s coronavirus-inflicted recession. Even as Chair Jerome
Powell says he can see the “light at the end of the tunnel” thanks to vaccines that should be broadly available by mid-year, he stressed there would be no hasty withdrawal of support. Officials have signaled they’ll hold interest rates near zero through at least 2022 and promised to keep buying bonds at a monthly pace of at least $120 billion until “substantial further progress” has been made toward the targets for maximum employment and 2% inflation. “We are committed to using our full range of tools to support the

U.S. Government Securities Ultra-Short Bond Fund
(unaudited)
U.S. economy to achieve our goals,” Powell said in December after the Fed strengthened its bond-buying guidance. “We will continue to use our tools to support the economy for as long as it takes until the job is well and truly done. No one should doubt that.”
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.
Portfolio Allocation by Issuer
Based on Total Investments
December 31, 2020
Federal Farm Credit Bank 41.1%
U.S. Treasury Note/Bond 34.8%
Federal Home Loan Bank 21.0%
Vanguard Short-Term Treasury ETF 3.1%
Total 100.0%
Portfolio Allocation by Maturity
December 31, 2020
Less than 1 Month $ 1,133,440 3.1%
3-12 Months 25,679,946 70.4%
1-3 Years 9,651,690 26.5%
$ 36,465,076 100.0%

Near-Term Tax Free Fund
(unaudited)
Management Team’s Perspective
Introduction
The Near-Term Tax Free Fund (NEARX) seeks to provide a high level of current income exempt from federal income taxation and to preserve capital. However, a portion of any distribution may be subject to federal and/or state income taxes. The Near-Term Tax Free Fund will maintain a weighted average maturity of less than five years.
Performance Graph
The Year in Review – Economic and Political Issues that Affected the Fund
Following the sharp contraction in economic activity stemming from the spread of the coronavirus, the
Federal Reserve announced it would lend as much as $500 billion to states and the biggest counties and cities, making its first direct move ever into the $3.9 trillion municipal-debt market to help limit the financial fallout of the coronavirus pandemic. The step was intended to help governments cover the shortfalls from the vast shutdowns sweeping over much of the country and prevent waves of short-term
Near-Term Tax Free Fund
Average Annual Performance
For the Periods Ended
December 31, 2020
One Year Five Year Ten Year
Near-Term Tax Free Fund
2.93% 1.31% 1.83%
Bloomberg Barclays 3-Year Municipal Bond Index 2.97% 2.00% 1.90%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.05%. The Adviser has contractually agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 0.45% on an annualized basis through April 30, 2021.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Near-Term Tax Free Fund
(unaudited)
borrowing by localities to plug budget holes from potentially destabilizing the public markets. The move was broadly welcomed by Wall Street analysts, municipal bond investors, underwriters and lobbying groups, even though it fell short of buying already-issued debt as some had sought.
Employment for state and local governments, after just having rebounded from the financial crisis, began feeling the heat again. From 2000-2008, total employment in the state and local governmental sector increased almost 10.5%, peaking at 19.7 million. Following post-crisis losses of more than 700,000 employees, total employment rebounded to a new high of 19.9 million in February 2020. However, unforeseen budget deficits due to the pandemic led to furloughs and in many cases permanent cuts, with almost 1.5 million cuts throughout the year.
Despite challenges, overall municipal credit conditions have held up better than most forecasts predicted.
After 11 consecutive years of robust growth, municipal government tax receipts declined only about 1%
on average in 2020. Meanwhile, property tax collections increased sharply due to the strong housing market. Defaults were lower than expected overall, with a moderate uptick in specific sectors that struggled prior to the pandemic.
Just days before the year end, Congress passed and President Donald Trump signed a $2.3 trillion coronavirus stimulus and short-term spending package into law. However, aid to state and local governments did not make it into the coronavirus relief bill. President-elect Joe Biden stated that he would pursue the funding in 2021. In its final policy meeting of 2020, the Fed kept its key overnight interest rate near zero while also remaining committed to its massive bond-buying program and channeling of cash into the financial markets. It indicated the measures would stay in place until its maximum employment and price stability goals were met. The central bank also revised its outlook for economic growth up to
4.2% and its outlook for the unemployment rate down to 5% for 2021.
Investment Highlights
For the year ended December 31, 2020, the Near-Term Tax Free Fund returned 2.93%, slightly underperforming its benchmark, the Bloomberg Barclays 3-Year Municipal Bond Index, which gained
2.97%.
Strengths
The fund’s allocation to bonds from Texas, California and South Carolina outperformed.
The fund benefited from its allocation to school districts, single-family housing and transportation bonds, all of which outperformed.
The fund’s allocation in the seven-year to 10-year areas of the yield curve outperformed.
Weaknesses
The fund’s allocation to bonds from Indiana, Washington and Idaho underperformed.
The fund’s exposure to medical, utility and power bonds underperformed.
The fund’s allocation in the zero-year to one-year areas of the yield curve underperformed.
Current Outlook
The municipal bond market should benefit from election certainty, positive vaccine news and another stimulus package in 2021. While many states will continue to struggle with weak revenue and budget strains, the Biden administration could provide further aid to states and tax receipts have been resilient in states with progressive income taxes. Muni bond demand is also expected to outpace supply, which has made it easier for states to tap the markets to plug revenue shortfalls. While broad defaults appear unlikely in 2021, there could be an increase in the number of credit downgrades as budget strains impact outlook.
Key challenges relating to pensions and ever-growing retirement and health-care expenses still separate weaker credits, despite any congressional support. Sectors dependent on social gatherings are facing more

Near-Term Tax Free Fund
(unaudited)
immediate challenges. Amid historically low absolute rates, coupon income could be more of a driver of municipal total returns in 2021.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.
Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest).
“Not Rated” is used to classify securities for which a rating is not available. Credit quality ratings for each issue are obtained from Moody’s and S&P Global Ratings, and the higher rating for each issue is used.
Top 10 Area Concentrations
(Based on Net Assets)
December 31, 2020
Texas 21.43%
New York 9.46%
Florida 6.37%
Illinois 5.12%
California 4.86%
Michigan 3.69%
Louisiana 3.17%
Connecticut 3.08%
Washington 2.95%
Total Top 10 Areas 60.13%
Municipal Bond Ratings*
Based on Total Municipal Bonds
December 31, 20 20
Bond
Percentage
AAA
16.2%
AA
63.6%
A
12.0%
Not Rated 8.2%
Total 100.0%

Global Luxury Goods Fund
(unaudited)
Management Team’s Perspective
Introduction
The Global Luxury Goods Fund’s primary objective is to seek long-term capital appreciation. Under normal market conditions, the Global Luxury Goods Fund will invest at least 80 percent of its net assets in securities of companies producing, processing, distributing, and manufacturing luxury products, services or equipment.
Performance Graphs
The Year in Review – Economic and Political Issues that Affected the Funds
The beginning of 2020 saw the worst first quarter ever for the Dow Jones Industrial Average and S&P 500.
The Dow fell roughly 23%, its worst overall quarter since 1987, and the S&P 500 dropped about 20%, its
Global Luxury Goods Fund
Average Annual Performance
For the Periods Ended
December 31, 2020
One Year Five Year Ten Year
Global Luxury Goods Fund
20.62% 10.28% 7.79%
S&P Global Luxury Index 36.93% 17.02% 12.47%
S&P Composite 1500 Index 17.92% 14.97% 13.67%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.70%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
2.20% through December 22, 2020. Effective December 22, 2020, the Adviser contractually agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed 1.80% through April 30, 2022.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Global Luxury Goods Fund
(unaudited)
worst quarterly decline since 2008. Volatility was unprecedented, with the CBOE Volatility Index (VIX)
jumping upwards of 80 points, readings not seen since 2008. Markets were ravaged in the first quarter as the spread of the coronavirus paralyzed the global and U.S. economy.
U.S. stocks wrapped up their best quarter in more than 20 years during the second quarter, a remarkable rally after the coronavirus pandemic brought business around the world to a virtual standstill. After the pandemic induced markets to freefall, investors were lamenting the end of the bull market—and the longest economic expansion on record—after U.S. stock indexes lost a significant amount of their value in less than six weeks. The subsequent rebound was nearly as frenzied. Partly thanks to an unprecedented
$1.6 trillion stimulus package from the Federal Reserve and Congress and a surge in trading among individual investors, the rally lifted everything from beaten-down energy stocks to apparel retailers to big technology firms. The S&P 500 finished the second quarter up 20.54%, its biggest percentage gain since the last three months of 1998. The market's rally slowed into the late summer as a resurgence in coronavirus cases in some parts of the U.S. and civil unrest sparked by the killing of George Floyd dented sentiment.
U.S. equities rallied sharply for a second straight quarter in a third quarter that saw the S&P and Nasdaq hit a string of new record highs. Growth continued to outperform value on the back of its outsized leverage to the central bank liquidity tailwind and secular growth and disruption themes. Consumer discretionary was the best performing sector with homebuilders, housing-related retailers and casual diners some of the standouts. The biggest tailwind for stocks remained the massive monetary and fiscal stimulus in response to the coronavirus pandemic. In addition, the Fed announced its highly anticipated policy framework shift under which it will seek to make up for past inflation shortfalls and allow the labor market to run hotter, targeting an average 2% inflation over the full business cycle instead of a 2% maximum.
Global equities gained in the fourth quarter and ended the year at record highs as a number of vaccine breakthroughs fostered hopes of a return to economic normality. The developments eclipsed Joe Biden’s win in the U.S. presidential election, as well as a $900 billion stimulus package announced in late
December. The Fed reinforced its supportive message, stating it will continue with current levels of quantitative easing. Economically sensitive sectors made the strongest gains, with more defensive sectors making more modest progress. The overall consumer discretionary sector continued to perform strongly, fueled by the recovery narrative.
Investment Highlights
Overview
The Global Luxury Goods Fund (USLUX) appreciated 20.62% in 2020, outperforming its benchmark, the
S&P Composite 1500 Index, which appreciated 17.92%.
Overall, cyclical sectors outperformed defensives on the back of the recovery and reopening narrative, which favored the consumer discretionary sector. Athleisure and outdoors apparel companies outperformed restaurants and hotels, as consumers’ discretionary spending shifted towards outdoor activities and stay at home comfort apparel. Autos had a big rebound while travel and hospitality have seen a resurgence going into 2021 on the hopes of vaccine rollouts permitting a wider resumption of travel and leisure.
Strengths
The fund’s overweight allocation to the consumer discretionary sector contributed the most toward performance. Standout sector contributors included autos and hotels as a result of strong consumer spending and vaccine developments renewing optimism about discretionary travel.
The fund’s stock selection in the consumer discretionary sector proved skillful, as the fund’s sector return significantly outperformed that of the benchmark.
A standout contributor to fund performance was Tesla. The company reported by far its best quarterly profit and basically hit its target of half a million car sales for 2020. Additionally, the carmaker joined the S&P 500 on December 21 as one of the 10 most valuable companies in the index, yet another milestone to cap an outstanding year.

Global Luxury Goods Fund
(unaudited)
Weaknesses
The fund’s underweight allocation to the information technology sector was the largest drag on performance relative to the benchmark. This was a result of the fund’s investment model underweighting the sector.
The fund’s stock selection in the industrial sector showed poor performance, as the fund’s sector return underperformed that of the benchmark.
A notable detractor to fund performance was Coty. The company is facing a tough turnaround from a pandemic-driven sales slide. It has tied its business to members of the Kardashian family, taking stakes in cosmetics brands owned by Kim Kardashian and Kylie Jenner, whom the company hopes will give it exposure to a younger audience. However, with the sale of Wella, sales numbers are unlikely to reach their former heights for some time, and investors remain skeptical of the turnaround effort.
Current Outlook
Opportunities
Capturing and catering to domestic luxury-goods shoppers and local preferences is set to take precedence in 2021, with e-commerce, digital and supply chains playing a greater role. Product innovation and a flexible supply chain remain incredibly important, and another round of fiscal stimulus, when that materializes, will buoy consumption.
Luxury-goods makers and brands with standout end-to-end e-commerce sites are well placed to outpace disruption and rebuild post-pandemic. Beyond own-brand sites, more third-party licensing with marketplaces and specialist platforms will be key.
Luxury-goods makers can recoup much of the sales they lost in 2020 due to pandemic disruptions through spending discipline. Savings on sourcing and manufacturing as well as rent negotiations may help, while advertising investment can become more flexible and focused.
Threats
The biggest challenges could emerge in the second half of 2021, when growth gains are pinned on the return of tourism. Delays in vaccine rollouts or more prevalent spread of virus variants for which current vaccines prove less efficacious pose the biggest risks.
The luxury-goods 12-month forward price-to-earnings ratio stands at its most bloated in a decade.
That valuation level is baking in a sustained recovery in China's consumption, and a speedy transition to raising e-commerce and social media globally to offset fewer store visits and tourism lulls. Any disruption could cause a compression in valuation multiples.
Europe, which relies on tourism for as much as 50% of sales, is proving slower to fully recover, despite tangible domestic consumer resilience in online ordering.

Global Luxury Goods Fund
(unaudited)
The section labeled Portfolio of Investments contains a complete list of the funds’ holdings.
Global Luxury Goods Fund
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2020
Costco Wholesale Corp. 4.62%
Retail - Discount
Apple, Inc. 4.58%
Computers
Amazon.com, Inc. 4.53%
E-Commerce/Products
Tesla, Inc. 4.27%
Automotive - Cars & Light Trucks
Volkswagen AG, ADR 3.85%
Automotive - Cars & Light Trucks
Daimler AG, ADR 3.80%
Automotive - Cars & Light Trucks
NIKE, Inc., Class B 3.42%
Athletic Footwear
Constellation Brands, Inc., Class A 3.00%
Beverages - Wine/Spirits
Hilton Worldwide Holdings, Inc. 2.90%
Hotels & Motels
Bayerische Motoren Werke AG 2.79%
Automotive - Cars & Light Trucks
Total Top 10 Equity Holdings 37.76%
Portfolio Allocation by Industry Sector*
Based on Total Investments
December 31, 2020
Consumer Discretionary 53.4%
Information Technology 10.0%
Materials 9.2%
Financials 8.2%
Consumer Staples 7.5%
Communication Services 6.2%
Health Care 3.2%
Other 2.3%
Total 100.0%

Global Resources Fund
(unaudited)
Management Team’s Perspective
Introduction
The Global Resources Fund (PSPFX) is a natural resources fund with the principal objective of seeking long-term growth of capital while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production and processing of petroleum, natural gas, coal, alternative energies, chemicals, mining, iron and steel, and paper and forest products around the globe.
Performance Graph
The Year in Review – Economic and Political Issues that Affected the Fund
The past year was an epic journey for those invested in oil. The Saudis flooded the market with oil to shut down western oil shale production by dropping the price to where fracking could not remain cost competitive. In addition to lost demand due to coronavirus shutdowns, the energy industry was already
Global Resources Fund
Average Annual Performance
For the Periods Ended
December 31, 2020
One Year Five Year Ten Year
Global Resources Fund
37.17% 8.82% (3. 90 )%
S&P 500® Index 18.40% 15.22% 13.88%
S&P Global Natural Resources Index (Net Total Return) (0.05)% 10.15% 0.04%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.58%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.90%. The Adviser can modify or terminate this arrangement at any time. See Definitions for
Management Teams’ Perspectives for index definitions. Please visit our website at www.usfunds.com for updated performance information for different time periods.

Global Resources Fund
(unaudited)
suffering from the warmest winter in many years. According to Black Gold Investor chief investment officer Gary Ross, the loss in global oil demand due to mild temperatures is around 800,000 barrels a day.
January 2020 was the hottest ever in Europe with surface temperatures 3.1 degrees Celsius warmer than average. The World Meteorological Organization says that global temperatures are already consistently breaking records, with 2016 the warmest ever followed by 2019. Warmer temperatures reduce demand for oil, gas and other fuels used to heat during the winter. According to the latest Environmental Protection
Agency (EPA) inventory, greenhouse gas emissions in the U.S. rose by 2.9% in 2019.
IHS Markit noted that early in the crises, the rates of supply and demand mean that oil inventories will increase by 1.8 billion barrels over the first half of 2020. The world will soon run out of places to store all the excess oil created from significantly reduced demand, as there is only an estimated 1.6 billion barrels of storage capacity. This played out when oil prices eventually turned negative, temporarily, as storage was depleted.
According to a report by Haynes & Boone, more than 200 North American oil and gas producers, owning over $130 billion in debt, have filed for bankruptcy since 2015. Royal Dutch Shell said it will write down between $15 billion and $22 billion in the second quarter—a sign of how severely the coronavirus has hit the oil majors. BP’s CEO said in an internal note that the company plans to let go of 14% of its workforce, or 10,000 jobs. According to Goldman Sachs, spending on renewable power is set to overtake oil and gas drilling for the first time in 2021 and clean energy affords a $16 trillion investment opportunity through
2030.
A surge in new wind and solar capacity is driving wholesale electricity prices so low in parts of Australia, foreshadowing difficult times for the world’s top coal exporter to make a profit. The country’s coal power plants make up more than half of Australia’s generation mix but are facing increased pressure due to the rise in renewables. The nuclear industry is adapting to survive. Companies globally are developing a new generation of reactors that are 90% smaller than massive facilities that have dominated the industry. These new plants are designed to be faster and easier to build and could make nuclear affordable and cleaner in developing nations that don’t need huge reactors, writes Bloomberg’s Will Wade.
The EU launched a hydrogen strategy that targets 40 gigawatts of renewable hydrogen capacity in the bloc by 2030. BloombergNEF notes that this plan will require massive infrastructure spending to get hydrogen up and running. The cost is estimated at 27 to 64 billion euros on pipeline spending by 2040.
The U.S. Department of Energy awarded grants to several companies under a new $64 million hydrogen research and development program, while Australia shortlisted seven companies for A$200 million in hydrogen grants.
Commodities skyrocketed in the fourth quarter. Lumber was the strongest performing commodity in 2020, with gains exceeding 100%. Lockdown orders keeping people in their homes spurred home renovations.
The virus also drove people to move from crowded cities to less dense urban and farm living, spurring a homebuilding boom. Commodities performed strongly for the year due to a China-led economy recovery boosting demand. Iron ore and steel outperformed on booming Chinese construction and manufacturing demand.
Investment Highlights
Overview
For the year ended December 31, 2020, the Global Resources Fund gained 37.17%, outpacing the
S&P Global Natural Resources Index (Net Total Return), which lost 0.05%. The fund underweighted traditional energy sources in favor of renewable energy and the battery metals needed to support the paradigm shift. In addition, we held a higher-than-index weight in the precious metals with debt burden of the Fed’s balance sheet.
Strengths
The three strongest commodities for the year were lumber, palm oil and iron ore, up 284%, 45% and
37%, respectively. Lumber rallied hard after the pandemic lockdown began with home improvement projects that also gained traction with people moving to more suburban localities. Palm oil remains strong growing at a compound annual growth rate (CAGR) of 5%. Iron ore rallied hard in the second

Global Resources Fund
(unaudited)
half of the year with strong demand from China being the main driver when there is little slack in current production.
The three best sector calls for the fund was an overweight position in precious metals, underweight position in integrated oil and overweight in renewable energy. The fund’s stock selection within these three sectors outperformed index returns for the gold overweight. Renewable energy still largely remains outside the index’s universe but could be added in the future as the sector grows.
The three best dollar performing stock decisions were Talon Metals, Vestas Wind Systems, and Plug
Power. All three of these companies have one thing is common: a clean energy future. Talon is developing a nickel/copper mine in Minnesota where would be one of only primary nickel producers in the United States and would be a domestic source of the metal used in batteries. Vestas Wind is global leader in wind farms to produce renewable electricity. Plug Power has been working with fuel cells for much of the last 20-years but more recently hydrogen and fuel cells are beginning to see their economics improve using solar and wind power to drive the reaction to isolate hydrogen as a primary fuel source.
Weaknesses
The three weakest commodities for the year were crude oil, coffee and Powder River Basin Coal, down 12.09%, 8.43% and 2.12%, respectively. Crude oil demand was curtailed by work from home virus protocols that reduce driving substantially. Sales at specialist tea and coffee shops was also down 11% for the year, impacting the market to some extent. Green energy is winning a larger part of the market share as governments and companies assess the total impact of burning fossil fuels.
The fund’s sector underweight positions in pulp and paper, chemicals/agriculture as well as container/
packaging stocks underperformed the index’s subsectors, reducing their impact the fund’s return.
However, because all three of these sectors within the index performed less that the return of fund, these were good sectors to have reduced exposure to and shift those investment that had better returns.
Our holding in Pacific Infrastructure Ventures, our underweights of Freeport-McMoran and Rosneft
Oil were the biggest detractors from fund performance. We were underweight oil most of the year but did have exposure to copper, but through non-index companies. The decline in port traffic via reduced global shipping has reduced the potential value of Pacific Infrastructure Ventures.
Current Outlook
Opportunities
Commodities performed strongly in 2020 overall, after a rough first quarter. All major commodities were positive, except for coal and oil. Top performers include silver, copper, palladium, gold and corn. Copper was up 26% as the world’s transition to renewable energy and electric vehicles is driving demand. U.S.-listed clean energy stocks had their best year ever, as measured by the WilderHill
Clean Energy Index, which was up 206% in 2020. The sector has skyrocketed as investors weigh the prospects of an aggressive green push with Joe Biden’s victory in the U.S. presidential election. The potential for a big infrastructure spending bill would be a massive tailwind for commodities.
China’s President Xi Jinping said the country plans to be carbon neutral by 2060. The world’s most populous nation and top energy user said it plans to spend more on green technologies in the next five years, which should spur massive demand for the commodities that go into clean energy.
Hydrogen became a front-runner. The EU launched a hydrogen strategy that targets 40 gigawatts of renewable hydrogen capacity in the bloc by 2030. The cost is estimated at 27 to 64 billion euros on pipeline spending by 2040. The U.S. Department of Energy awarded grants to several companies under a new $64 million hydrogen research and development program, while Australia shortlisted seven companies for A$200 million in hydrogen grants.

Global Resources Fund
(unaudited)
Threats
BP became the first oil supermajor to call for the end of oil’s growth era, saying consumption may never return to levels seen before the coronavirus pandemic. The Organization of Petroleum
Exporting Countries (OPEC) reduced its forecast for global oil demand for each quarter to the end of
2021 by an average of 768,000 barrels a day, as consumption fell by around 9.46 million barrels a day in 2020. Energy was the worst performing S&P 500 sector of the year by far, down more than 37%.
We could see a strong buying opportunity in oil and gas stocks in 2021 if the economy materially strengthens.
Rising global temperatures remain a growth threat. Warmer weather reduces demand for heating fuels. It can also cost billions to repair everything damaged in the growing number of climate disasters such as hurricanes and wildfires – often attributed to warmer temperatures. The U.S. had 16 natural disasters that each caused at least $1 billion in damage.
Exxon Mobil Corp.'s market value fell below the market capitalization of various utilities in the U.S.
And the same story played out in Europe. Royal Dutch Shell Plc's market capitalization fell below
Iberdrola SA Spain. Is this foretelling that the major international oil companies are going to earn utility returns for the future? Perhaps for the moment.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2020
Abaxx Technologies, Inc. 5.05%
Applications Software
Ivanhoe Mines, Ltd. 4.22%
Metal - Diversified
Vestas Wind Systems A/S 3.70%
Energy - Alternate Sources
Talon Metals Corp. 3.51%
Mining Services
Canadian Solar, Inc. 2.81%
Energy - Alternate Sources
Plug Power, Inc. 2.65%
Energy - Alternate Sources
Metalla Royalty & Streaming, Ltd. 2.46%
Precious Metals
Royal Road Minerals, Ltd. 2.30%
Gold Mining
Champion Iron, Ltd. 2.27%
Metal - Iron
Siemens Gamesa Renewable Energy SA 2.22%
Energy - Alternate Sources
Total Top 10 Equity Holdings 31.19%

Global Resources Fund
(unaudited)
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Portfolio Allocation by Industry Sector*
Based on Total Investments
December 31, 2020
Metals & Mining 33.0%
Energy Equipment & Services 13.7%
Precious Metals & Minerals 13.7%
Oil, Gas & Consumable Fuels 7.7%
Applications Software 5.1%
Paper & Forest Products 4.6%
Other 22.2%
Total 100.0%

Precious Metals and Minerals Funds
(unaudited)
Management Team’s Perspective
Introduction
The World Precious Minerals Fund (UNWPX) and the Gold and Precious Metals Fund (USERX) pursue an objective of long-term capital growth through investments in gold, precious metals and mining companies. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration, mining and processing of precious minerals such as gold, silver, platinum and diamonds. Although this fund has the latitude to invest in a broad range of precious minerals, it currently remains focused on the gold sector. The Gold and Precious Metals Fund focuses on the equity securities of established gold and precious metals companies and pursues current income as a secondary objective.
World Precious Minerals Fund
Average Annual Performance
For the Periods Ended
December 31, 2020
One Year Five Year Ten Year
World Precious Minerals Fund
70.60% 19.11% (6.86)%
S&P 500® Index 18.40% 15.22% 13.88%
NYSE Arca Gold Miners Index 24.09% 22.76% (3.99)%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.56%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.90%. The Adviser can modify or terminate this arrangement at any time. See Definitions for
Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Precious Metals and Minerals Funds
(unaudited)
The Year in Review - Economic and Political Issues that Affected the
Funds
Gold stocks started the year without much attention only to rally briefly in February, before it became apparent what the COVID-19 pandemic would unleash upon the world.
The Federal Reserve was facing a threat that hasn’t been experienced before – a collapse in corporate revenue and household income from a global pandemic. Equity markets plunged, indicating fear of a global recession, and volatility in the bond market hit the highest since the financial crisis. U.S.
lawmakers rushed to pass a fiscal package in the trillions. The U.S. dollar continued to surge, but not for any fundamental reasons. It only surged due to the liquidity crisis driven by fear of a recession and the desire for cash.
The surge in the U.S. dollar, as companies sought access to cash, ended by the third quarter as the dollar index slipped 2.76% for the quarter. The yield on the 10-year Treasury Inflation-Protected Securities
(TIPS) dropped to negative 0.71% by quarter-end. Gold responded by hitting a new all-time high in
Gold and Precious Metals Fund
Average Annual Performance
For the Periods Ended
December 31, 2020
One Year Five Year Ten Year
Gold and Precious Metals Fund
37.06% 23.92% (1.42)%
S&P 500® Index 18.40% 15.22% 13.88%
FTSE Gold Mines Index 24.95% 23.22% (3.84)%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 1.62%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
1.90%. The Adviser can modify or terminate this arrangement at any time.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Precious Metals and Minerals Funds
(unaudited)
August. From a macro perspective, investment banks across the spectrum were starting to raise their gold price targets based on the economic scenarios that could play out.
There is still considerable uncertainty regarding the economic outlook with respect to the COVID-19 virus cases. Gold-backed ETFs saw a 10th straight month of inflows in September. With the significant inflows of gold and other precious metals going into ETFs, trading of futures and options on the COMEX by speculators seems to have lost its leadership in setting the direction of metal prices. The appetite for buying physical metals seems to be overwhelming price speculators who historically have moved the gold price around by paper trades. The COMEX is the primary futures and options market for trading metals such as gold, silver, copper and aluminum.
Gold bullion ended 2020 up more than 25%, its best year since 2010. The surge in money supply due to pandemic stimulus helped fuel the rally. The amount of M1 money moving around the U.S. economy skyrocketed 66% from last year. The biggest headwind in the fourth quarter was positive vaccine news.
Gold suffered its biggest drop in seven years in November when Pfizer announced it developed an effective vaccine against COVID-19. The metal fell 5% on the day and ended the month below $1,800 an ounce. The yellow metal ended the quarter just below $1,900 an ounce and could continue its rise into
2021 on low interest rates and higher inflation.
Investment Highlights
For the year ended December 31, 2020, the World Precious Minerals Fund gained 70.60%, outperforming its benchmark. The fund’s benchmark, the NYSE Arca Gold Miners Index, rose 24.09% on a total return basis.
The strategy of the World Precious Minerals Fund favors junior exploration and development stocks and mid-tiered producing stocks. These lower-capitalization stocks have historically outperformed senior gold mining companies over longer periods, as senior gold miners have typically acquired proven assets of junior gold companies rather than explored for new mining projects with capital-constrained budgets.
The Gold and Precious Metals Fund gained 37.06% for the year, outperforming its benchmark, the FTSE
Gold Mines Index, which rose 24.95% on a total return basis. While focusing on established, gold-
producing companies, the Gold and Precious Metals Fund holds a higher weighting of mid-tier stocks compared to its benchmark.
Both funds employed a defensive investment position from time-to-time in the past year with higher-than-
average cash balances on hand to help protect the liquidity of the funds. However, to maintain varying degrees of investment exposure to the gold market, the funds utilized some call options positions and directional ETFs, which are more liquid than options, to hedge the funds’ benchmark risks and provide optionality to upswings in gold stocks.
Gold finished the year up 25.12%, while silver ended the year with the strongest finish, up 47.89%.
Palladium’s price gain was just as competitive with gold’s, climbing 25.86%. Platinum trailed the precious metals group again this year, with a lift of 10.92%.
Strengths
K92 Mining, Inc. was the Gold and Precious Metals Fund’s (USERX) largest position over the course of the year and was the largest contributor to our returns this year and in the prior year. K92 Mining is not a member of FTSE Gold Mines Index. Nano One Materials was the largest contributor to the performance of the World Precious Minerals Fund (UNWPX) with a significant price gain. Nano One is not a member of the NYSE Arca Gold Miners Index.
Not owning any Newcrest Mining was the second-best relative gainer for USERX, as this company was the third-largest in the fund’s benchmark but actually delivered a negative return for shareholders last year. The second-best contributor to UNWPX was Dolly Varden Silver Corp., which rallied several hundred percent with the move in silver. Dolly Varden Silver is not a member of the NYSE
Arca Gold Miners Index.
Owning LEAPs on Newmont Mining and Barrick Gold was the third-best contributor to our relative performance as their price gains offset roughly half of our underperformance from not having a full

Precious Metals and Minerals Funds
(unaudited)
index weighting in USERX of these two companies. The third-biggest contributor to UNPWX was
K92 Mining, Inc. K92 Mining is a constituent of the NYSE Arca Gold Miners Index.
Weaknesses
Surprisingly, being long both the Direxion Daily Junior Gold Miners and its sister product, the more senior Gold Miners Index, turned in negative performance for the year and were our largest and second-largest drags on both USERX and UNWPX.
To reiterate, the underweight of both Newmont Mining’s and Barrick Gold’s common equity in both funds was also a drag on performance, but some of this was offset by owning LEAPs on these securities in both funds.
For USERX, we had no exposure to Kinross Gold Corp., but this stock ended the year outperforming the fund. Any cash in UNWPX would be a drag on the performance with last year’s gains. This year was Menē, Inc., which finished the year 3.45% lower. Cash in UNWPX averaged 2.64%, but this even impedes performance when its return is near zero.
Current Outlook
Opportunities
Higher metal prices are strong for miners and they should start seeing some good earnings. Bigger profits should boost investor confidence in mining stocks. Gold-backed ETFs saw record inflows, but gold miners didn’t see as much investor interest. Exploration companies with new discoveries seemed to be where retail investors ae more focused.
Over the last two years, we saw the major gold miners consolidate and shed assets. However, we didn't see any major mergers in the mid-tier gold mining space. 2021 could be the year of increased corporate activity leading to more growth and consolidation of assets. Acquisitions are likely to resurface as companies look to have growth projects in the pipeline.
This coming year, platinum could get a bit more attention, and we see it playing catch-up to other precious metal prices on a relative basis. Platinum is used as the catalyst in hydrogen fuel cells. This is going to provide a whole new avenue for platinum use to expand its demand beyond diesel engines as an exhaust catalyst.
Threats
Gold historically performs well during times of economic and geopolitical uncertainty. The yellow metal soared as COVID-19 spread and sent turmoil through global markets. The metal dropped after news of vaccine progress came out and after several vaccines were approved to fight the virus. Gold also historically moves in the opposite direction of the wider stock market. Should a global economic recovery take place in 2021, it could be a headwind for gold, although a positive for most others.
Should the pandemic continue to spread and force more lockdowns, this would be negative for miners. Throughout 2020 lockdown measures forced many mine closures and companies reported lower production. According to preliminary data released by the U.S. Geological Survey, gold output in 2020 fell for the first time in 12 years to around 3,200 metric tonnes, or 3% less than 2019. The production drop was largely caused by pandemic related shutdowns of mining operations. Nine of the top 10 largest gold producing countries saw a decline.
Spiking interest in Bitcoin and cryptocurrencies was a headwind for gold and traditional haven assets in the fourth quarter. Money has poured into Bitcoin funds and out of gold-backed funds. JPMorgan expects this trend to continue as more institutional investors take positions in cryptocurrencies. The
Grayscale Bitcoin Trust has seen inflows of almost $2 billion since October, compared with outflows

Precious Metals and Minerals Funds
(unaudited)
of $7 billion for ETFs backed by gold, according to JPMorgan. Many investors view Bitcoin and cryptos as an alternative to gold as a hedge in their portfolio against equities and other currencies.
The section labeled Portfolio of Investments contains a complete list of the funds’ holdings.
World Precious Minerals Fund
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2020
Nano One Materials Corp. 12.76%
Advanced Materials/Production
K92 Mining, Inc. 6.17%
Gold Mining
TriStar Gold, Inc. 4.95%
Gold Mining
Chalice Mining, Ltd. 3.24%
Gold Mining
Barsele Minerals Corp. 2.86%
Precious Metals
Dolly Varden Silver Corp. 2.49%
Precious Metals
Orca Gold, Inc. 2.43%
Gold Mining
Ivanhoe Mines, Ltd. 2.09%
Metal - Diversified
Radisson Mining Resources, Inc. 1.84%
Gold Mining
Bellevue Gold, Ltd. 1.79%
Gold Mining
Total Top 10 Equity Holdings 40.62%
Portfolio Allocation by Industry*
Based on Total Investments
December 31, 2020
Gold Mining 40.1%
Precious Metals 15.3%
Advanced Materials/Production 12.9%
Metal - Diversified 10.0%
Diversified Minerals 6.0%
Mining Services 4.1%
Other 11.6%
Total 100.0%

Precious Metals and Minerals Funds
(unaudited)
Gold and Precious Metals Fund
Summary information above may differ from the portfolio schedule included in the financial statements due to the use of different classifications of securities for presentation purposes.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2020
K92 Mining, Inc. 10.26%
Gold Mining
Wheaton Precious Metals Corp. 3.25%
Precious Metals
SSR Mining, Inc. 2.99%
Precious Metals
Calibre Mining Corp. 2.96%
Diversified Minerals
Roxgold , Inc. 2.96%
Precious Metals
Sandstorm Gold, Ltd. 2.91%
Gold Mining
Pan American Silver Corp. 2.69%
Silver Mining
Maverix Metals, Inc. 2.67%
Gold Mining
Major Drilling Group International, Inc. 2.64%
Mining Services
Silver Lake Resources, Ltd. 2.58%
Gold Mining
Total Top 10 Equity Holdings 35.91%
Portfolio Allocation by Industry*
Based on Total Investments
December 31, 2020
Gold Mining 51.3%
Precious Metals 16.4%
Silver Mining 8.5%
Mining Services 7.3%
Diversified Minerals 6.8%
Other 9.7%
Total 100.0%

Emerging Europe Fund
(unaudited)
Management Team’s Perspective
Introduction
The investment objective of the Emerging Europe Fund (EUROX) is to achieve long-term capital growth by investing in a non-diversified portfolio of equity securities of companies located in the emerging markets of Europe.
(1)
Performance Graph
The following countries are considered to be in the emerging Europe region: Albania, Armenia,
Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia, FYR Macedonia, Georgia,
Greece, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey
and Ukraine.
Emerging Europe Fund
Average Annual Performance
For the Periods Ended
December 31, 2020
One Year Five Year Ten Year
Emerging Europe Fund
(17.94)% 4.38% (4.53)%
S&P 500® Index 18.40% 15.22% 13.88%
MSCI Emerging Markets Europe 10/40 Index (Net Total
Return) (11.86)% 9.06% (1.57)%
* Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 2.31%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
2.85%. The Adviser can modify or terminate this arrangement at any time.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods.

Emerging Europe Fund
(unaudited)
The Year in Review – Economic and Political Issues that Affected the Fund
The Emerging Europe region underperformed the broad emerging market, Western Europe and the United
States. The MSCI Emerging Markets Europe 10/40 index lost 11.86% in 2020, while the broad Emerging
Market Index gained 18.74% led by strong gains in Asia. Emerging Europe was severely impacted by the negative effects of the nationwide lockdowns due to the spread of the coronavirus.
Turkey, like the rest of the world, was deeply impacted by COVID-19, but equites trading on the Istanbul
Stock Exchange outperformed regional peers. The government’s quick response helped to contain some of the more negative effects of the virus. Early social distancing, mobility restrictions and testing helped contain the spread of the coronavirus. Fiscal and monetary stimulus helped support the most affected parts of the economy. Turkey is well positioned to maintain responsive and flexible fiscal policy and manage the recovery ahead. The Turkish lira may break its long-term downtrend against the dollar and could appreciate this year, supported by change in the central bank’s policy pointing to no rate cuts in the near future.
Equities in the Czech Republic recorded gains. Czech car production, the country’s biggest manufacturing and export sector, was impacted by nationwide lockdowns but not as severely as feared. The country kept its auto manufacturing business mostly running during the year, shielding its economy from economic slowdown. The Czech Republic has a large current account surplus and one of the lowest public debt-to
GDP ratios in the Eurozone. It can continue to support its economy.
Russian equites closed lower. The Russian ruble was among the worst performing currencies in 2020, losing significant ground in the opening months of the year due to plunging oil prices and a softening
GDP growth outlook. The pandemic-hit oil sector, heavily weighted in the MOEX Russia Index, underperformed, while gold stocks and consumer discretionary outperformed.
Stocks trading on Poland’s Warsaw Exchange underperformed. Central Emerging Europe’s largest economy, which depends heavily on domestic consumption, was negatively impacted by restrictive measures put in place to stop the spread of the coronavirus. During the outbreak and nationwide lockdown,
Poland held a presidential election, allowing current President Andrzej Duda to remain in his post for another five years. Domestic and international political tensions increased.
Hungarian equites recorded the biggest losses. In March, Hungary's parliament gave Prime Minister
Viktor Orban new powers to fight the coronavirus epidemic. He was allowed to govern by decree without any time limit or parliamentary intervention. The emergency law, passed by a legislature controlled by
Orban's political allies, drew wide criticism from both inside Hungary and abroad. European Union (EU)
Commission President Ursula von der Leyen threatened the country with criminal proceedings.
Investment Highlights
Overview
For the year ended December 31, 2020, the Emerging Europe Fund lost 17.94% while the benchmark
MSCI Emerging Markets Europe 10/40 Index (Net Total Return) declined by 11.86%.
Turkish and Czech Republic equites appreciated while Greek, Russian, Polish and Hungarian stocks recorded losses. On the sector basis, materials, consumer staples, communication services, health care and utilities were the best performing, while consumer discretionary, industrials, financials, energy and information technology underperformed.
Strengths
The fund’s overweight position in Denmark and currency hedges had the most positive impact on the fund’s performance relative to its benchmark.
The fund’s underweight and strong stock selection in the financial sector had the most positive effect on the fund’s performance relative to its benchmark.

Emerging Europe Fund
(unaudited)
Sistema, the Russian holding company, made the largest single contribution to the performance of the fund.
Weaknesses
The fund’s defensive position and higher cash level had the most negative impact on the fund’s performance relative to its benchmark.
The fund’s underweight position in the energy sector and stock selection in consumer staples had the most negative effect on the fund’s performance relative to its benchmark.
Lukoil, the Russian oil producer, was the single worst contributor to the performance of the fund.
Current Outlook
Opportunities
JPMorgan recommends overweighting emerging market equites over global equites in 2021.
Emerging markets could outperform developed markets by more than 20%, supported by continued
U.S. dollar weakness and Joe Biden’s presidential victory, which may lead to an easing of trade tensions and less market volatility.
Russia’s forward dividend yield is the highest of any major emerging markets, and Russian equites will remain attractive to investors looking for higher yielding assets. The forward dividend yield stands at 6.7% in Russia compared to 2.2% in broad emerging markets. A dividend yield is expressed as a percentage of a current share price.
The Turkish lira is one of the worst performing global currencies, having lost 20% in 2020. However, the lira may appreciate in 2021 against the dollar supported by change in the country’s monetary policy. The central bank’s new governor pledged to bring inflation lower and keep monetary policy tight. At the end of 2020, the main repo rate was hiked twice by 0.67%.
Threats
2020 was a volatile year with global stocks selling off sharply in the first quarter of the year. This year’s performance will very much depend on people’s ability to stop the spread of the coronavirus.
At the end of last year, the United Kingdom reported a new strain of the coronavirus (more contagious but not as deadly) which quickly spread to 20 other nations.
The eurozone economy shrank by less than expected in the final quarter of 2020, but analysts say the slow rollout of the vaccine will limit the recovery. The region’s economy contracted by 6.8% in 2020.
The International Monetary Fund (IMF) revised down 2021 growth to 4.2% at the beginning of 2021, compared to 5.2% growth expected in October 2020.
Both the United Kingdom and eurozone agreed on a trade deal avoiding a “no deal” Brexit just days before the December 31 deadline for the transition period. The signed trade deal ensures that goods can pass tariff-free and quota-free, but there will be extra checks and customs declarations. Many crucial issues are still unresolved and will require months if not years of further negotiations. The
UK’s Prime Minister Boris Johnson admitted that the Brexit trade deal failed to meet his ambitions on financial services. The new rules took effect January 1, 2021, and the British government urged businesses to prepare for a bumpy road.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.

Emerging Europe Fund
(unaudited)
Country distribution shown is based on domicile. The locale of company operations may be different.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2020
LUKOIL PJSC, ADR 8.40%
Oil Companies - Integrated
Sberbank of Russia PJSC, ADR 8.35%
Commercial Banks Non-US
X5 Retail Group NV, GDR 4.39%
Food - Retail
Surgutneftegas PJSC, ADR 4.36%
Oil Companies - Integrated
Gazprom PJSC, ADR 3.25%
Oil Companies - Integrated
Tatneft PJSC, ADR 3.00%
Oil Companies - Integrated
Polymetal International PLC 2.56%
Precious Metals
Surgutneftegas PJSC 2.45%
Oil Companies - Integrated
OTP Bank Nyrt 2.19%
Commercial Banks Non-US
Mobile TeleSystems PJSC, ADR 2.07%
Cellular Telecommunication
Total Top 10 Equity Holdings 41.02%
Country Distribution*
Based on Total Investments
December 31, 2020
Russian Federation 51.5%
Turkey 11.8%
Poland 7.1%
Austria 3.9%
Cyprus 3.6%
Germany 3.4%
United Kingdom 3.2%
Canada 3.0%
Other 12.5%
Total 100.0%

China Region Fund
(unaudited)
Management Team’s Perspective
Introduction
The China Region Fund (USCOX) seeks long-term growth of capital. The fund invests in both established and emerging companies registered and operating in the China region.
(1)
Performance Graph
The China region is defined as any country that either shares a border with China or is located in the South China Sea or the East China Sea and includes: the People’s Republic of China (PRC or
China), Bangladesh, Cambodia, Hong Kong, India, Indonesia, Kazakhstan, Korea, Kyrgyzstan, Laos,
Malaysia, Mongolia, Myanmar, Nepal, Pakistan, Philippines, Singapore, Taiwan, Tajikistan, Thailand
and Vietnam.
China Region Fund
Average Annual Performance
For the Periods Ended
December 31, 2020
One Year Five Year Ten Year
China Region Fund
11.75% 7.52% 1.34%
Hang Seng Composite Index 12.72% 7.28% 2.86%
Performance data quoted above is historical. Past performance is no guarantee of future results.
Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For all or a portion of the periods, the fund had expense limitations, without which returns would have been lower.
Returns greater than one year are annualized.
Gross expense ratio as stated in the most recent prospectus is 2.92%. Pursuant to a voluntary arrangement, the Adviser has agreed to limit total fund operating expenses (exclusive of any acquired fund fees and expenses, performance fees, taxes, brokerage commissions and interest) to not exceed
2.55%. The Adviser can modify or terminate this arrangement at any time.
See Definitions for Management Teams’ Perspectives for index definitions.
Please visit our website at www.usfunds.com for updated performance information for different time periods

China Region Fund
(unaudited)
The Year in Review – Economic and Political Issues that Affected the Fund
Asia outperformed the broad emerging markets mostly led by strong gains in China. The CSI 300 Index, which consists of stocks listed on the Shanghai and Shenzhen exchanges, gained 38.57% while the broad emerging market index, measured by MSCI Emerging Markets, gained 18.74%.
South Korean stocks had their best year in more than a decade. South Korea recorded the smallest hit to growth of any advanced economy after it was able to limit the spread of the coronavirus without imposing severe lockdowns due to vigorous testing and tracing strategies. In 2020, the South Korean economy was supported by international trade. The key export destination of South Korean products is China while other countries in the Asia-Pacific region have also helped to push the economy forward. The country benefited from producing electronic parts and technology products that were in high demand during the pandemic.
China weathered the economic fallout from COVID-19 very well. President Xi Jinping ordered the use of the entire country's resources to tackle the pandemic, and as a result, China has emerged among the first countries to contain the virus, reopen the economy safely and restore economic growth. In 2020 China emerged as the only major world economy to report growth in 2020, expending by 2.3%. The demand for medical supplies such as masks has been a boon for Chinese-made exports, but heavy tariffs levied by President Donald Trump negatively affected exporters. China overtook the United States in 2020 as the world’s top destination for new foreign direct investment. New investments by overseas businesses into the U.S. fell 49% in 2020 while China saw foreign investments climb 4%. During the pandemic, China strengthened its position as the world’s factory floor and expanded its share of global trade. Economists forecast that China’s economy will grow around 8%. But many see risks, especially if the virus proves hard to contain or consumer confidence doesn’t improve.
Taiwan recorded strong gains, supported by outperformance in the technology semiconductor stocks.
Market shares of Taiwan Semiconductor, the world’s top chipmaker, which represents one third of the stock market, almost doubled in 2020. The country’s chipmakers benefited from a global shortage of chips due to the U.S. sanctions imposed on Huawei Technologies, a fire at a chip plant in Japan, a strike at a chipmaker at France and strong mining activity for cryptocurrencies. U.S.-Taiwanese relations strengthened under Trump’s last year in the White House. The negative consequences of bolstering U.S.-
Taiwan ties are that China would intensify its diplomatic and military threats against Taiwan and the
United States.
Hong Kong underperformed China due to political tensions. Beijing has been asking Hong Kong to pass a national security law since 1997 and, in 2020, China imposed a new security law aimed at stamping out opposition to the ruling Communist Party in the former British Colony. The law sparked protests and condemnation from countries around the world, and it granted mainland China more powers to insert itself in the affairs of Hong Kong. Among the measures, the Chinese government will establish a national security agency in Hong Kong which will not be under the jurisdiction of the local government.
Due to this sweeping national security law, businesses may reconsider their presence in Hong Kong.
Thailand and Singapore recorded the biggest losses in Asia. Thailand’s economy relies on tourism more than any other country in the region, and border closures due to the spread of coronavirus had devastating effects on the economy. Its economy was expected to contract by 7.6% in 2020 and expand by 4.5% in
2021. Singapore is expected to face its worst recession since independence and record a GDP drop of as much as 7% in 2020. However, Singapore’s financial center may benefit from China’s new security law implemented in Hong Kong, as businesses may relocate to neighboring Singapore.
Investment Highlights
Overview
For the year ended December 31, 2020, the China Region Fund gained 11.75%, underperforming the fund’s benchmark, the Hang Seng Composite Index (HSCI), which gained 12.72% over the same period.
South Korea, China and Taiwan outperformed the benchmark, while Malaysia, the Philippines, Indonesia,
Thailand and Singapore underperformed. On the sector basis, consumer durables, technology and

China Region Fund
(unaudited)
health services outperformed, while industrial services, energy minerals, communications, producer manufacturing and finance underperformed.
Strengths
The fund’s strong stock selection in Hong Kong and overweight Taiwan had the most positive impact on the fund’s performance relative to its benchmark.
The fund’s underweight position in consumer durable and underweight financials had the most positive effect on the fund’s performance relative to its benchmark.
Yihai International, food producer and distributor, made the largest single contribution to the performance of the fund.
Weaknesses
The fund’s overweight position in Indonesia and weak stock selection in South Korea had the most negative impact on the fund’s performance relative to its benchmark. Also, the fund’s defensive position (higher cash level and China Bear ETF) hurt its performance.
The fund’s overweight positions in technology and weak stock selection in consumer services had the most negative effects on the fund’s performance relative to its benchmark.
The Direxion Daily FTSE China Bear ETF was the single worst contributor to the performance of the fund.
Current Outlook
Opportunities
The MSCI China Index has broken out of its 2007-2020 consolidation pattern reinforcing a multiyear breakout. Moreover, the MSCI emerging market stocks versus the MSCI developed markets stock ratio continues to work its way higher. Jeffery Gundlach, founder for DoubleLine Capital, is short-
term bearish on the dollar and positive on emerging markets, especially in Asia.
The Chinese electric vehicle (EV) sector is growing, with China-based manufacturers accounting for over 50% of global electric vehicle deliveries. Due to a global push toward green energy, the global demand for EVs is likely to increase, and demand for EVs in China is likely to remain strong as the
Chinese government wants about 25% of all new cars sold in the country to be electric by 2025, up from roughly 5% currently.
Taiwan’s export orders rose by 38% year-over-year in December 2020, the most since 2010, supported by strong demand for chips and technical products and parts. The global chip crunch will most likely further boost Taiwan’s key role in the technology supply chain.
Threats
China's National Bureau of Statistics deputy director Sheng Laiyun warned China watchers not to be overly optimistic on China's growth this year. China's economy is improving, the country's pandemic controls are effective and the world's economy is getting better, but Sheng warned all of these factors will need close monitoring before having confidence in final growth.
The U.S.-China trade war transformed into a stock market war. The U.S. Administration dropped its plan to add Alibaba, Tencent and Baidu to the Chinese blacklist, which bans U.S. investors from owning company’s shares. However, nine other names were added to the blacklist, including
Xiaomi—listed on the New York Stock Exchange (NYSE)—and China National Offshore Oil

China Region Fund
(unaudited)
Company. In addition, three Chinese telecommunications American depository receipts (ADRs) were delisted from the U.S. stock market.
China President Xi Jinping and the Communist Party's Central Committee have laid out a plan for a new era in which the party has better control over private business in China. The plan was detailed in a 5,000-word statement, and all regions and departments in the country have been told to follow the new guidelines. According to the new provisions, private firms will need a certain amount of government-registered employees, which is already a long-term practice in large private firms but not smaller ones.
The section labeled Portfolio of Investments contains a complete list of the fund’s holdings.
Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus. The locale of company operations may be different.
Top 10 Equity Holdings (Based on Net Assets)
December 31, 2020
Tencent Holdings, Ltd., ADR 5.84%
Internet Content - Info
Nongfu Spring Co., Ltd. 5.50%
Beverages - Non-alcoholic
Sunny Optical Technology Group Co., Ltd. 5.24%
Photo Equipment & Supplies
Yihai International Holding, Ltd. 5.21%
Food - Miscellaneous/Diversified
Hong Kong Exchanges & Clearing, Ltd. 4.98%
Finance - Other Services
China Feihe , Ltd., 144A 4.24%
Food - Dairy Products
BYD Electronic International Co., Ltd. 4.06%
Electronic Components - Miscellaneous
Taiwan Semiconductor Manufacturing Co., Ltd. 4.03%
Semiconductor Components - Integrated Circuit
JD.com, Inc., ADR 3.37%
E-Commerce/Products
Quanta Computer, Inc. 3.26%
Computers
Total Top 10 Equity Holdings 45.73%
Country Distribution*
Based on Total Investments
December 31, 2020
China 68.9%
Taiwan, Province of China 12.9%
Hong Kong 11.1%
Other 7.1%
Total 100.0%

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 87.75%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 37.26%
Fixed Rates:
0.18 07/13/21 $ 8,000,000 $ 8,000,024
0.34 12/02/22 7,000,000 7,000,043
15,000,067
Federal Home Loan Bank 19.00%
Fixed Rates:
0.13 07/02/21 5,000,000 5,001,260
0.60 07/27/22 2,650,000 2,651,647
7,652,907
U.S. Treasury Note/Bond 31.49%
Fixed Rates:
2.13 08/15/21 3,500,000 3,543,694
2.13 09/30/21 9,000,000 9,134,968
12,678,662
Total United States Government and Agency Obligations 35,331,636
(cost $35,323,847)
Exchange Traded Fund 2.82% Shares Value
Vanguard Short-Term Treasury ETF 18,400 1,133,440
(cost $1,122,305)
Investments, at value 90.57% 36,465,076
(cost $36,446,152 )
Other assets and liabilities, net 9.43% 3,796,672
Net Assets 100.00% $ 40,261,748

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Near-Term Tax Free Fund
Municipal Bonds 84.21%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 0.24%
City of Bessemer Electric Revenue, Alabama,
Refunding, RB AGM 3.10 12/01/21 $ 100,000 $ 100,182
California 4.86%
Lemon Grove School District, California,
Refunding, GO Unlimited 4.00 08/01/33 220,000 263,052
State of California, California, Refunding, GO
Unlimited 5.00 11/01/30 400,000 558,656
State of California, California, GO Unlimited 5.00 11/01/31 400,000 556,636
State of California, California, Refunding, GO
Unlimited 5.00 11/01/27 500,000 652,600
2,030,944
Colorado 2.89%
City & County of Denver Airport System
Revenue, Colorado, Prefunding, RB,
Series B 5.00 11/15/27 300,000 326,736
City of Glendale, Colorado, Refunding, COP
AGM 5.00 12/01/25 750,000 881,587
1,208,323
Connecticut 3.08%
State of Connecticut, Connecticut, GO
Unlimited 5.00 11/15/31 200,000 238,168
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 02/15/21 800,000 804,256
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 245,754
1,288,178
District of Columbia 2.16%
Washington Metropolitan Area Transit
Authority, District of Columbia,
Refunding, RB 5.00 07/01/34 725,000 900,283
Florida 6.37%
City of Leesburg, Florida, Refunding, RB 5.00 10/01/21 405,000 419,285
City of Miramar, Florida, Refunding, RB 5.00 10/01/22 305,000 330,455
County of Miami-Dade FL, Florida, Refunding,
GO Unlimited 5.00 07/01/27 325,000 415,519
Orlando Utilities Commission, Florida, RB
‡
0.10 10/01/33 870,000 870,000
State of Florida, Florida, Refunding, GO
Unlimited 5.00 06/01/28 500,000 624,255
2,659,514

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Hawaii 0.53%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 $ 175,000 $ 219,816
Idaho 0.55%
Idaho Housing & Finance Association, Grant &
Revenue Anticipation, Federal Highway
Trust Fund, Idaho, RB, Series A 5.00 07/15/21 225,000 230,330
Illinois 5.12%
County of Du Page, Jail Project, Illinois,
Refunding, GO Unlimited 5.60 01/01/21 75,000 75,000
DuPage County School District No. 33 West
Chicago, Illinois, Refunding, GO
Unlimited, Series B 4.00 12/01/21 1,000,000 1,033,990
Illinois State Toll Highway Authority, Illinois,
RB 5.00 01/01/32 505,000 615,226
Metropolitan Water Reclamation District of
Greater Chicago, Illinois, GO Limited 5.00 12/01/26 350,000 411,744
2,135,960
Indiana 1.34%
City of Indianapolis Department of Public
Utilities Gas Utility Revenue, Indiana,
Refunding, RB AGC 5.25 06/01/21 550,000 561,319
Kentucky 1.25%
Louisville and Jefferson County Metropolitan
Sewer District, Kentucky, RB, Series A 5.00 05/15/23 500,000 520,505
Louisiana 3.17%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 440,000 463,157
State of Louisiana, Louisiana, Prefunding, GO
Unlimited, Series A 5.00 08/01/26 800,000 861,040
1,324,197
Maryland 2.24%
City of Baltimore MD, Maryland, RB 5.00 07/01/33 215,000 284,006
State of Maryland, Maryland, GO Unlimited 5.00 08/01/27 500,000 649,640
933,646
Massachusetts 0.76%
Massachusetts Housing Finance Agency,
Massachusetts, Refunding, RB 2.15 12/01/21 315,000 319,114

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 3.69%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 450,173
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 345,450
Oxford Area Community School District,
Michigan, Refunding, GO Unlimited,
Series A Q-SBLF 5.00 05/01/22 365,000 388,174
Walled Lake Consolidated School District,
Michigan, Refunding, GO Unlimited
Q-SBLF 5.00 05/01/21 350,000 355,327
1,539,124
Missouri 0.64%
City of Kansas City Water Revenue, Missouri,
RB, Series F AGM 4.00 12/01/22 250,000 268,060
New Jersey 2.30%
City of Jersey City NJ, New Jersey, Refunding,
GO Unlimited 5.00 11/01/28 350,000 444,892
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 516,354
961,246
New Mexico 1.84%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 768,804
New York 9.46%
City of New York, New York, GO Unlimited,
Series E 5.25 08/01/22 875,000 943,031
City of New York, New York, GO Unlimited,
Series I 5.00 08/01/22 1,000,000 1,073,830
City of New York NY, New York, GO Unlimited 5.00 12/01/34 250,000 320,268
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 249,484
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/28 300,000 366,228
Long Island Power Authority, New York, RB,
Series B 5.00 09/01/21 465,000 479,708
Metropolitan Transportation Authority, New
York, RB 4.00 11/15/34 100,000 115,683
New York City Water & Sewer System, New
York, RB
‡
0.08 06/15/38 200,000 200,000

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New York (cont’d)
New York City Water & Sewer System, New
York, Refunding, RB 5.00 06/15/29 $ 175,000 $ 202,545
3,950,777
North Carolina 2.89%
City of Charlotte, Equipment Acquisition &
Public Facilities, North Carolina, COP,
Series A 5.00 10/01/21 1,000,000 1,003,490
County of Beaufort, North Carolina, RB 5.00 06/01/21 200,000 203,872
1,207,362
Ohio 0.34%
City of Cleveland Parking Facility Revenue,
Ohio, Refunding, RB AGM 5.25 09/15/22 130,000 141,006
South Carolina 2.37%
Aiken County Consolidated School District/SC,
South Carolina, GO Unlimited 4.00 04/01/34 400,000 490,744
City of Cayce SC Water & Sewer System
Revenue, South Carolina, Refunding,
RB BAM 5.00 06/01/30 300,000 399,678
City of Columbia SC Waterworks & Sewer
System Revenue, South Carolina, RB
‡
0.09 02/01/38 100,000 100,000
990,422
Tennessee 0.93%
County of Claiborne TN, Tennessee, Refunding,
GO Unlimited AGM 5.00 04/01/28 300,000 390,021
Texas 21.43%
Aldine Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 5.00 02/15/28 750,000 915,757
Bryan Independent School District, Texas, GO
Unlimited, Series A PSF-GTD 5.00 02/15/22 410,000 432,160
City of Austin TX, Texas, Refunding, RB
‡
0.09 11/15/29 700,000 700,000
City of Buda TX, Texas, Refunding, GO Limited 4.00 02/15/29 135,000 165,483
City of Cedar Hill, Texas, Refunding, GO
Limited 5.00 02/15/22 800,000 842,784
City of Longview Waterworks & Sewer System
Revenue, Texas, Refunding, RB 3.00 03/01/22 610,000 629,849
City of Round Rock TX, Texas, GO Limited 4.00 08/15/33 175,000 210,732
City of Rowlett TX, Texas, GO Limited 5.00 02/15/29 300,000 398,643
Dimmitt Independent School District, Texas,
GO Unlimited PSF-GTD 3.00 02/15/22 305,000 314,543

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas (cont’d)
Eagle Mountain & Saginaw Independent
School District, Texas, Refunding, GO
Unlimited PSF-GTD 4.00 08/15/32 $ 450,000 $ 527,090
Ector County Independent School District,
Texas, GO Unlimited PSF-GTD 5.00 08/15/29 400,000 449,752
Harlandale Independent School District, Texas,
Refunding, GO Unlimited PSF-GTD 4.00 02/15/28 300,000 349,404
Harris County Municipal Utility District No.
382, Texas, Refunding, GO Unlimited
BAM 3.00 04/01/22 305,000 306,690
Lower Colorado River Authority, LCRA
Transmission Services Corp., Texas,
Refunding, RB, Series A 5.00 05/15/21 500,000 508,750
Lubbock-Cooper Independent School District,
Texas, GO Unlimited PSF-GTD 3.00 02/15/22 755,000 778,624
Olmos Park Higher Education Facilities Corp.,
University of the Incarnate Word, Texas,
Refunding, RB 5.00 12/01/21 500,000 518,350
San Antonio Water System, Texas, Refunding,
RB 4.50 05/15/21 400,000 406,380
Texas City Independent School District/TX,
Texas, Refunding, GO Unlimited PSF-GTD 5.00 08/15/28 410,000 493,763
8,948,754
Washington 2.95%
Energy Northwest, Washington, Refunding, RB 5.00 07/01/31 220,000 253,165
Spokane Public Facilities District, Washington,
Refunding, RB, Series B 5.00 12/01/21 950,000 977,863
1,231,028
Wisconsin 0.81%
Sun Prairie Area School District/WI,
Wisconsin, GO Unlimited 4.00 03/01/31 300,000 338,961
Total Municipal Bonds ( cost $34,365,274) 35,167,876
Exchange Traded Funds 7.06% Shares
VanEck Vectors Intermediate Muni ETF 12,500 650,438
VanEck Vectors Long Muni ETF 35,000 759,850
VanEck Vectors Short Muni ETF 85,000 1,539,350
Total Exchange Traded Funds ( cost $2,894,272) 2,949,638
Investments, at value 91.27% 38,117,514
(cost $37,259,546 )
Other assets and liabilities, net 8.73% 3,644,439
Net Assets 100.00% $ 41,761,953

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Global Luxury Goods Fund
Common Stocks 95.29% Shares Value
Apparel Manufacturers 3.76%
Burberry Group PLC 16,300 $ 398,048
Christian Dior SE 600 333,234
Hermes International 300 322,584
Kering SA, ADR 4,800 347,760
PRADA SpA
*
70,000 462,557
1,864,183
Applications Software 2.41%
Abaxx Technologies, Inc.
*
242,700 774,108
Intuit, Inc. 350 132,947
Microsoft Corp. 1,300 289,146
1,196,201
Athletic Equipment 1.52%
YETI Holdings, Inc.
*
11,000 753,170
Athletic Footwear 5.77%
adidas AG
*
3,200 1,164,176
NIKE, Inc., Class B 12,000 1,697,640
2,861,816
Automotive - Cars & Light Trucks 15.50%
Bayerische Motoren Werke AG 15,700 1,385,629
Daimler AG, ADR 107,500 1,883,400
Ferrari NV 1,700 390,184
Tesla, Inc.
*
3,000 2,117,010
Volkswagen AG, ADR 91,500 1,907,775
7,683,998
Beverages - Wine/Spirits 3.55%
Constellation Brands, Inc., Class A 6,800 1,489,540
Remy Cointreau SA 1,450 270,651
1,760,191
Building - Residential/Commercial 0.94%
DR Horton, Inc. 5,131 353,629
Lennar Corp., Class A 1,450 110,533
464,162
Casino Hotels 1.30%
MGM Resorts International 20,500 645,955
Coatings/Paint 0.83%
The Sherwin-Williams Co. 559 410,815

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Commercial Service - Finance 1.75%
Automatic Data Processing, Inc. 1,950 $ 343,590
MarketAxess Holdings, Inc. 200 114,112
Moody's Corp. 300 87,072
S&P Global, Inc. 989 325,114
869,888
Computer Services 0.28%
Cognizant Technology Solutions Corp., Class A 1,700 139,315
Computers 4.58%
Apple, Inc. 17,100 2,268,999
Consumer Products - Miscellaneous 0.37%
The Clorox Co. 900 181,728
Cosmetics & Toiletries 2.55%
Coty, Inc., Class A 90,000 631,800
The Estee Lauder Cos., Inc. 1,584 421,645
The Procter & Gamble Co. 1,500 208,710
1,262,155
Decision Support Software 0.57%
MSCI, Inc. 634 283,100
Diagnostic Equipment 0.57%
Danaher Corp. 650 144,391
Thermo Fisher Scientific, Inc. 300 139,734
284,125
Diversified Banking Institution 2.57%
The Goldman Sachs Group, Inc. 300 79,113
UBS Group AG 84,700 1,196,811
1,275,924
Drug Delivery Systems 0.23%
Becton Dickinson and Co. 450 112,599
E-Commerce/Products 4.53%
Amazon.com, Inc.
*
690 2,247,282
Electric - Integrated 0.43%
Evergy , Inc. 3,800 210,938
Electronic Components - Semiconductors 1.13%
Broadcom, Inc. 1,276 558,697
Electronic Connectors 0.32%
Amphenol Corp., Class A 1,200 156,924

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 $ 0
Engineering/R&D Services 0.27%
Jacobs Engineering Group, Inc. 1,250 136,200
Enterprise Software/Services 0.59%
Oracle Corp. 4,561 295,051
E-Services/Consulting 0.28%
CDW Corp. 1,050 138,380
Finance - Credit Card 0.69%
Visa, Inc., Class A 1,555 340,125
Finance - Mortgage Loan/Banker 0.05%
Lendified Holdings, Inc.
*
1,116,560 26,315
Finance - Other Services 0.41%
Cboe Global Markets, Inc. 600 55,872
Intercontinental Exchange, Inc. 1,260 145,265
201,137
Food - Meat Products 0.23%
Hormel Foods Corp. 2,400 111,864
Food - Retail 0.22%
The Kroger Co. 3,500 111,160
Gold Mining 3.04%
Barrick Gold Corp. 9,600 218,688
Franco-Nevada Corp. 3,000 375,990
Gran Colombia Gold Corp. 61,000 386,252
Newmont Corp. 2,900 173,681
Royal Gold, Inc. 3,300 350,988
1,505,599
Home Furnishings 1.52%
Tempur Sealy International, Inc.
*
28,000 756,000
Hotels & Motels 2.90%
Hilton Worldwide Holdings, Inc. 12,900 1,435,254
Instruments - Scientific 0.32%
PerkinElmer, Inc. 1,100 157,850
Internet Content - Entertainment 0.61%
Facebook, Inc., Class A
*
1,100 300,476

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Investment Management/Advisory Services 0.79%
Julius Baer Group, Ltd. 6,800 $ 391,758
Medical - Drugs 0.79%
Merck & Co., Inc. 4,083 333,989
Zoetis, Inc. 350 57,925
391,914
Medical - HMO 1.13%
Anthem, Inc. 200 64,218
UnitedHealth Group, Inc. 1,421 498,316
562,534
Medical - Wholesale Drug Distribution 0.14%
McKesson Corp. 400 69,568
Medical Products 0.28%
Abbott Laboratories 1,250 136,863
Metal - Diversified 0.71%
Ivanhoe Mines, Ltd.
*
65,000 350,302
Motorcycle/Motor Scooter 1.31%
Harley-Davidson, Inc. 17,700 649,590
Oil Companies - Exploration & Production 0.08%
NGX Energy International Corp., 144A
#*∆
50,000 38,495
Precious Metals 0.76%
Wheaton Precious Metals Corp. 9,000 375,660
Private Equity 2.44%
Apollo Global Management, Inc. 3,000 146,940
KKR & Co., Inc. 18,000 728,820
The Blackstone Group, Inc., Class A 3,000 194,430
The Carlyle Group, Inc. 4,500 141,480
1,211,670
Real Estate Operating/Development 0.03%
Infrastructure Ventures, Inc.
#*@+
426,533 13,521
REITS - Warehouse/Industrial 0.44%
Prologis, Inc. REIT 2,200 219,252
Retail - Apparel/Shoe 2.37%
Moncler SpA
*
5,900 362,736
Zalando SE, 144A
*∆
7,300 811,990
1,174,726

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Retail - Building Products 3.06%
Lowe's Cos., Inc. 2,200 $ 353,122
The Home Depot, Inc. 4,373 1,161,556
1,514,678
Retail - Discount 4.62%
Costco Wholesale Corp. 6,084 2,292,330
Retail - Home Furnishings 1.40%
RH
*
1,550 693,656
Retail - Jewelry 0.84%
Cie Financiere Richemont SA 4,600 415,573
Retail - Miscellaneous/Diversified 1.54%
Dufry AG, ADR
*
120,000 763,200
Retail - Restaurants 2.71%
Domino's Pizza, Inc. 520 199,399
Starbucks Corp. 10,700 1,144,686
1,344,085
Semiconductor Equipment 0.31%
KLA Corp. 600 155,346
Silver Mining 1.47%
Hochschild Mining PLC 133,000 379,043
Silvercorp Metals, Inc. 52,000 347,880
726,923
Textile - Apparel 0.77%
LVMH Moet Hennessy Louis Vuitton SE, ADR 3,050 380,427
Web Portals/ISP 0.71%
Alphabet, Inc., Class C
*
200 350,376
Total Common Stocks 47,230,023
(cost $38,854,044)
Corporate Non-Convertible Bond 1.72%
Coupon
Rate %
Maturity
Date
Principal
Amount
Mining Services 1.72%
Caldas Gold Corp. 7.50 08/26/27 $ 861,000 852,390
(cost $861,005)

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Global Luxury Goods Fund
Corporate Non-Convertible Note 1.21%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Gold Mining 1.21%
Gran Colombia Gold Corp. 8.25 04/30/24 $ 553,798 $ 600,871
(cost $554,872)
Exchange Traded Funds 0.14% Shares
Invesco QQQ Trust ETF 100 31,374
SPDR S&P 500 ETF Trust 100 37,388
Total Exchange Traded Funds 68,762
(cost $49,898)
Warrants 0.06%
Exercise
Price
Exp.
Date
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc., 144A
#*@∆
$ 0.38 04/08/22 558,280 0
Mining Services 0.05%
Caldas Gold Corp.
*
2.75 07/25/25 48,000 26,019
Oil Companies - Exploration & Production 0.00%
NG Energy International Corp., 144A
#*∆
0.00 07/31/22 50,000 884
Retail - Jewelry 0.01%
Cie Financiere Richemont SA
*
67.00 11/22/23 9,200 2,390
Total Warrants 29,293
(cost $0 )
Investments, at value 98.42% 48,781,339
(cost $40,319,819 )
Other assets and liabilities, net 1.58% 785,488
Net Assets 100.00% $ 49,566,827

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Global Resources Fund
Common Stocks 91.96% Shares Value
Advanced Materials/Production 2.38%
Nano One Materials Corp.
*
180,000 $ 861,183
NanoXplore , Inc.
*
200,000 658,339
1,519,522
Agricultural Chemicals 2.08%
CF Industries Holdings, Inc. 10,000 387,100
Nutrien , Ltd. 10,000 481,106
The Mosaic Co. 20,000 460,200
1,328,406
Applications Software 5.05%
Abaxx Technologies, Inc.
*
1,011,250 3,225,450
Building & Construction Products - Miscellaneous 0.58%
Louisiana-Pacific Corp. 10,000 371,700
Building Products - Wood 0.68%
Norbord, Inc. 10,000 431,770
Coal 0.00%
Caribbean Resources Corp.
#*@~
17 0
Walter Energy, Inc., 144A
#*@∆
4,293 0
0
Diamonds/Precious Stones 0.73%
Barksdale Resources Corp.
*
1,100,000 466,651
Rockwell Diamonds, Inc., 144A
#*@∆
63,333 0
466,651
Diversified Minerals 8.30%
Australian Strategic Materials, Ltd.
*
150,000 743,036
BHP Group, Ltd., ADR 5,000 326,700
Desert Mountain Energy Corp.
*
400,000 471,365
Iluka Resources, Ltd. 125,000 627,683
Mako Mining Corp.
*
1,250,000 392,804
Niocan , Inc., 144A
#*∆
362,069 48,356
Piedmont Lithium, Ltd., ADR
*
25,000 663,750
Salazar Resources, Ltd.
*
3,000,000 883,809
Standard Lithium, Ltd.
*
385,000 862,008
VR Resources, Ltd.
*
1,175,000 286,157
5,305,668
Electric - Integrated 0.99%
Exelon Corp. 15,000 633,300
Electric - Transmission 1.16%
Boralex , Inc., Class A 20,000 742,242

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 11.75%
Ballard Power Systems, Inc.
*
10,000 $ 234,000
Canadian Solar, Inc.
*
35,000 1,793,400
Pacific Green Energy Corp.
#*@~
2,400,000 0
Plug Power, Inc.
*
50,000 1,695,500
Siemens Gamesa Renewable Energy SA 35,000 1,421,222
Vestas Wind Systems A/S 10,000 2,362,295
7,506,417
Finance - Investment Banker/Broker 0.61%
GoldMoney , Inc.
*
200,000 388,090
Food - Meat Products 1.33%
The Very Good Food Co., Inc.
*
175,000 852,384
Food - Miscellaneous/Diversified 2.11%
Burcon NutraScience Corp.
*
500,000 1,351,245
Forestry 0.73%
Interfor Corp.
*
25,000 466,847
Gold Mining 8.39%
AngloGold Ashanti, Ltd., ADR 10,000 226,200
Centerra Gold, Inc. 25,000 289,497
Chalice Mining, Ltd.
*
250,000 754,266
CopperBank Resources Corp.
*
3,000,000 565,638
Corona Minerals, Ltd.
#*@
5,000 0
Dundee Precious Metals, Inc. 90,000 646,948
Gran Colombia Gold Corp. 2,000 12,664
Josemaria Resources, Inc.
*
300,000 181,475
Maverix Metals, Inc. 70,000 382,200
Red Pine Exploration, Inc.
*
1,500,000 44,190
Royal Road Minerals, Ltd.
*
5,500,000 1,469,086
Sandstorm Gold, Ltd.
*
90,000 645,300
Western Atlas Resources, Inc.
*
3,000,000 141,409
5,358,873
Independent Power Producer 1.78%
Atlantica Sustainable Infrastructure PLC 30,000 1,139,400
Industrial Gases 1.34%
Air Liquide SA 2,000 327,894
Linde PLC 2,000 527,020
854,914
Metal - Copper 0.02%
Surge Copper Corp.
*
25,000 12,766

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified 10.21%
Anglo American PLC 20,000 $ 660,445
Centaurus Metals, Ltd.
*
750,000 476,422
Chakana Copper Corp.
*
1,025,000 483,149
Filo Mining Corp.
*
400,000 606,489
First Cobalt Corp.
*
2,000,000 581,350
Galway Metals, Inc.
*
400,000 358,237
GoviEx Uranium, Inc., 144A
#*∆
58,000 10,480
Ivanhoe Mines, Ltd.
*
500,000 2,694,634
Luminex Res Corp.
*
120,615 63,486
MMC Norilsk Nickel PJSC, ADR 10,000 311,686
Nubian Resources, Ltd.
*
250,000 104,093
Orsu Metals Corp., 144A
#*∆
14,761 3,914
Regulus Resources, Inc.
*
200,000 168,120
6,522,505
Metal - Iron 2.79%
Champion Iron, Ltd.
*
400,000 1,448,661
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR 12,000 332,019
WAI Capital Investments Corp., 144A
#*@∆
292,500 0
1,780,680
Mining Services 4.54%
Caldas Gold Corp.
*
158,889 303,323
Cordoba Minerals Corp.
*
1,000,000 58,921
Defense Metals Corp.
*
1,500,000 294,603
Talon Metals Corp.
*
5,600,000 2,243,695
2,900,542
Natural Resource Technology 0.13%
I-Pulse, Inc., 144A
#*@+∆
15,971 86,243
Non-Ferrous Metals 0.66%
Canada Nickel Co., Inc.
*
250,000 381,020
InZinc Mining, Ltd.
*
2,000,000 43,208
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
424,228
Oil - Field Services 1.00%
Halliburton Co. 20,000 378,000
Schlumberger NV 12,000 261,960
639,960
Oil - US Royalty Trusts 0.72%
Deterra Royalties, Ltd.
*
125,000 462,570

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production 1.82%
Africa Energy Corp.
*
1,750,000 $ 549,925
ConocoPhillips 10,000 399,900
NGX Energy International Corp., 144A
#*∆
200,000 153,979
Range Energy Resources, Inc., 144A
#*∆
15,000,000 58,921
1,162,725
Oil Companies - Integrated 2.72%
Equinor ASA, ADR 30,000 492,600
LUKOIL PJSC, ADR 12,100 822,958
TOTAL SE, ADR 10,000 419,100
1,734,658
Oil Refining & Marketing 1.38%
Phillips 66 6,500 454,610
Valero Energy Corp. 7,500 424,275
878,885
Paper & Related Products 3.85%
Canfor Pulp Products, Inc. 45,000 289,182
International Paper Co. 8,500 422,620
Mondi PLC 25,000 585,797
Resolute Forest Products, Inc.
*
70,000 457,800
Smurfit Kappa Group PLC 15,000 703,299
2,458,698
Platinum 2.18%
Clean Air Metals, Inc.
*
1,000,000 286,747
Impala Platinum Holdings, Ltd., ADR 40,000 555,600
Impala Platinum Holdings, Ltd. 40,000 550,565
1,392,912
Precious Metals 4.49%
Brixton Metals Corp.
*
1,075,000 249,136
Libero Copper & Gold Corp.
*
4,500,000 300,495
Metalla Royalty & Streaming, Ltd. 125,000 1,573,179
Polarx , Ltd.
*
10,789,473 224,158
Wheaton Precious Metals Corp. 12,500 521,750
2,868,718
Real Estate Operating/Development 1.33%
Infrastructure Ventures, Inc.
#*@+
7,443,544 235,960
Revival Gold, Inc.
*
1,000,000 612,774
848,734

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Global Resources Fund
Common Stocks (cont’d) Shares Value
REITS - Diversified 1.01%
PotlatchDeltic Corp. REIT 10,000 $ 500,200
Rayonier, Inc. REIT 5,000 146,900
647,100
Retail - Jewelry 0.69%
Luk Fook Holdings International, Ltd. 18,000 43,457
Mene , Inc.
*
750,000 394,768
438,225
Retail - Vitamins/Nutritional Supplements 0.84%
Else Nutrition Holdings, Inc.
*
175,000 537,552
Steel - Producers 1.59%
POSCO, ADR 5,000 311,550
Severstal PAO, GDR 40,000 703,029
1,014,579
Total Common Stocks 58,755,159
(cost $88,176,973)
Corporate Non-Convertible Bond 1.65%
Coupon
Rate %
Maturity
Date
Principal
Amount
Mining Services 1.65%
Caldas Gold Corp. 7.50 08/26/27 $ 1,061,000 1,050,390
(cost $1,061,005)
Corporate Non-Convertible Note 1.16%
Gold Mining 1.16%
Gran Colombia Gold Corp. 8.25 04/30/24 684,296 742,461
(cost $685,622)
Exchange Traded Funds 2.16% Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 3,000 361,680
Global X Copper Miners ETF 1,500 45,540
Global X Lithium & Battery Tech ETF 1,500 92,835
Global X Uranium ETF 19,000 291,270
Invesco DB US Dollar Index Bearish Fund ETF
*
10,000 217,700
iPath Bloomberg Coffee Subindex Total Return ETN
*
1,600 59,856
Teucrium Corn Fund ETF
*
15,000 233,700
U.S. Gasoline Fund LP ETF
*
1,200 29,172
U.S. Oil Fund LP ETF
*
1,500 49,515
Total Exchange Traded Funds 1,381,268
(cost $1,058,994)

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Global Resources Fund
Warrants 0.80%
Exercise
Price
Exp.
Date Shares Value
Advanced Materials/Production 0.28%
Nano One Materials Corp., 144A
#*@∆
$ 3.55 10/29/22 90,000 $ 178,883
Gold Mining 0.00%
Revival Gold, Inc., 144A
#*@∆
0.90 04/04/22 80,000 0
Metal - Diversified 0.20%
First Cobalt Corp., 144A
#*@∆
0.21 02/05/22 1,000,000 125,697
Mining Services 0.31%
Caldas Gold Corp.
*
2.75 07/25/25 370,889 201,048
Oil Companies - Exploration & Production 0.01%
NG Energy International Corp., 144A
#*∆
0.00 07/31/22 200,000 3,535
Total Warrants 509,163
(cost $0 )
Call Options Purchased 1.09%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 1.09%
Barrick Gold Corp. $ 17.00 01/22 $ 1,188,300 699 475,320
Newmont Corp. 42.00 01/22 487,200 116 221,850
697,170
Total Purchased Call Options 697,170
(premiums paid $415,045 )
Investments, at value 98.82% 63,135,611
(cost $91,397,639 )
Other assets and liabilities, net 1.18% 755,432
Net Assets 100.00% $ 63,891,043

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
World Precious Minerals Fund
Common Stocks 96.02% Shares Value
Advanced Materials/Production 12.91%
Nano One Materials Corp.
*
3,100,000 $ 14,831,487
Sixth Wave Innovations, Inc.
*
750,000 173,816
15,005,303
Capital Pools 1.18%
Magna Gold Corp.
*
1,675,000 1,368,529
Coal 0.00%
Caribbean Resources Corp.
#*@
4 0
Diamonds/Precious Stones 1.09%
Barksdale Resources Corp.
*
3,000,000 1,272,684
Rockwell Diamonds, Inc., 144A
#*@∆
171,667 0
1,272,684
Diversified Minerals 5.97%
Ascot Resources, Ltd., 144A
#*∆
6,412 7,506
Battle North Gold Corp.
*
750,000 1,225,548
Calibre Mining Corp.
*
1,000,000 1,901,171
Desert Gold Ventures, Inc.
*
750,000 109,003
Erdene Resource Development Corp.
*
300,000 95,451
Indochine Mining, Ltd.
#*@
10,000 0
Lithoquest Resources, Inc.
*
750,000 41,245
Lumina Gold Corp.
*
1,000,000 722,759
Mako Mining Corp.
*
2,550,000 801,320
Max Resource Corp.
*
1,500,000 494,933
Musgrave Minerals, Ltd.
*
1,500,000 427,338
NGEX Minerals, Ltd.
*
100,000 45,565
VR Resources, Ltd.
*
3,000,000 730,615
Waraba Gold, Ltd.
#*
655,000 167,236
Waraba Gold, Ltd., 144A
#*@∆
655,000 167,236
6,936,926
Finance - Investment Banker/Broker 0.03%
Coin Hodl , Inc., 144A
#*∆
133,333 35,614
Gold Mining 39.12%
1255269 B.C., Ltd., 144A
#*@∆
550,000 194,438
Adamera Minerals Corp.
*
5,373,000 422,107
Adamera Minerals Corp., 144A
* #∆
119,543 9,391
African Gold Group, Inc.
*
2,285,000 314,145
Algold Resources, Ltd.
#*@
540,000 37,120
Allegiant Gold, Ltd.
*
3,000,000 718,831
Amilot Capital, Inc., 144A
#*∆
410,000 20,131
Awale Resources, Ltd.
*
2,000,000 164,978
Aya Gold & Silver, Inc.
*
250,000 756,147
Bellevue Gold, Ltd.
*
2,400,000 2,080,388

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Black Dragon Gold Corp.
*
5,000,000 $ 501,010
Bonterra Resources, Inc.
*
400,000 402,231
Cabral Gold, Inc.
*
500,000 278,891
Chalice Mining, Ltd.
*
1,250,000 3,771,327
Compass Gold Corp.
*
1,250,000 196,402
Comstock Mining, Inc.
*
106,600 110,864
Contact Gold Corp.
*
4,000,000 361,380
CopperBank Resources Corp.
*~
5,500,000 1,037,002
CopperBank Resources Corp., 144A
#*~∆
43,500 8,202
Corona Minerals, Ltd.
#*@
81,250 0
Fiore Gold, Ltd.
*
500,000 565,638
Freegold Ventures, Ltd.
*
200,000 124,126
Gascoyne Resources, Ltd.
*
80,000 26,521
Heliostar Metals, Ltd.
*
1,300,000 1,378,741
HighGold Mining, Inc.
*
500,000 875,953
Josemaria Resources, Inc.
*
500,000 302,459
K92 Mining, Inc.
*
1,200,000 7,174,169
Karora Resources, Inc.
*
200,000 592,348
Kore Mining, Ltd.
*
500,000 671,695
Lion One Metals, Ltd.
*
520,000 612,774
Maritime Resources Corp.
*
1,000,000 113,913
Mawson Gold, Ltd.
*
625,000 191,492
McEwen Mining, Inc.
*
134,764 132,340
Montage Gold Corp.
*
575,000 415,586
Newcore Gold, Ltd.
*
400,000 226,255
North Stawell Minerals, Ltd.
*
700,000 256,054
NV Gold Corp.
*
1,000,000 235,682
OceanaGold Corp., 144A
#*∆
730,348 1,411,467
Orca Gold, Inc.
*
4,000,000 2,828,188
Osino Resources Corp.
*
230,000 224,055
Petaquilla Minerals, Ltd., 144A
#*@∆
2,660,000 0
Pretium Resources, Inc.
*
40,000 459,200
Radisson Mining Resources, Inc.
*
8,000,000 2,136,853
Radius Gold, Inc., 144A
#*∆
125,000 30,933
Red Pine Exploration, Inc.
*
8,000,000 235,682
Reunion Gold Corp.
*
7,481,000 646,484
Roscan Gold Corp.
*
3,000,000 895,593
Royal Road Minerals, Ltd.
*
1,500,000 400,660
Scottie Resources Corp.
*
1,750,000 453,688
Seabridge Gold, Inc.
*
30,000 632,100
Seafield Resources, Ltd., 144A
#*@∆
1,300,000 0
Skeena Resources, Ltd.
*
500,000 1,351,245
Southern Gold, Ltd.
*
5,500,000 532,144
Southern Gold, Ltd., 144A
#*@∆
4,500,000 433,659
Strikepoint Gold, Inc.
*
2,750,000 604,918
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tietto Minerals, Ltd.
*
1,200,000 347,988

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
TriStar Gold, Inc.
*~
28,750,000 $ 5,759,486
Unigold , Inc.
*
1,250,000 368,254
Wolfden Resources Corp.
*
2,000,000 439,940
45,473,268
Investment Companies 0.77%
Ether Capital Corp.
*
100,000 259,251
Nomad Royalty Co., Ltd. 783,000 639,736
898,987
Metal - Copper 0.64%
Sun Summit Minerals Corp., 144A
#*@∆
1,200,000 353,523
Wallbridge Mining Co., Ltd.
*
639,000 391,563
745,086
Metal - Diversified 9.95%
Adriatic Metals PLC
*
250,000 450,547
Adventus Mining Corp.
*
1,000,000 738,471
Argent Minerals, Ltd.
*
21,100,000 933,680
Auteco Minerals, Ltd.
*
3,500,000 267,436
Cartier Resources, Inc.
*
1,000,000 243,538
Chakana Copper Corp.
*
4,000,000 1,885,458
De Grey Mining, Ltd.
*
1,000,000 787,017
Genesis Metals Corp., 144A
#*∆
583,400 121,456
Integra Resources Corp.
*
140,000 549,925
Ivanhoe Mines, Ltd.
*
450,000 2,425,171
Kaizen Discovery, Inc.
*
8,000,000 267,107
Luminex Res Corp.
*
150,000 78,954
New Age Metals, Inc., 144A
#*∆
143,518 11,275
Novo Resources Corp.
*
225,000 420,693
Nubian Resources, Ltd.
*
500,000 208,186
Orex Minerals, Inc.
*
7,100,000 920,339
Orsu Metals Corp., 144A
#*∆
186,922 49,561
Rockcliff Metals Corp., 144A
#*∆
873,333 44,596
RTG Mining, Inc.
*
3,000,000 486,749
Sirios Resources, Inc.
*
1,000,000 121,769
Torq Resources, Inc.
*
1,000,000 549,925
11,561,853
Metal - Iron 0.04%
Vector Resources, Ltd.
#*@
10,000,000 42,402
Mining Services 3.00%
Caldas Gold Corp.
*
1,050,000 2,004,478
Cordoba Minerals Corp.
*
1,000,000 58,921
Major Drilling Group International, Inc.
*
100,000 604,132

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Mining Services (cont’d)
Summa Silver Corp.
*
800,000 $ 823,317
3,490,848
Non-Ferrous Metals 0.06%
InZinc Mining, Ltd.
*
3,000,000 64,813
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 4,366
Platinum 2.00%
Clean Air Metals, Inc.
*
2,500,000 716,867
Platinum Group Metals, Ltd.
*
350,000 1,614,031
2,330,898
Precious Metals 15.29%
Amani Gold, Ltd.
*
54,500,000 42,017
Barsele Minerals Corp.
*~
7,700,000 3,327,048
Benchmark Metals, Inc.
*
100,000 94,273
Brixton Metals Corp.
*
3,000,000 695,263
Candente Gold Corp., 144A
#*∆
4,875,000 210,641
Canex Metals, Inc.
*~
3,250,000 382,984
Corvus Gold, Inc.
*
29,000 68,804
Dolly Varden Silver Corp.
*
4,000,000 2,891,036
E2 Metals, Ltd.
*
684,932 310,365
GFG Resources, Inc.
*
4,300,000 591,170
Group Ten Metals, Inc.
*
2,044,000 658,371
Imperial Mining Group, Ltd.
*
500,000 43,208
Kootenay Silver, Inc.
*
1,000,000 326,027
Liberty Gold Corp.
*
1,500,000 2,050,436
MacDonald Mines Exploration, Ltd.
*
3,000,000 212,114
Metalla Royalty & Streaming, Ltd. 125,000 1,573,179
Paramount Gold Nevada Corp.
*
170,000 198,900
Polarx , Ltd.
*~
38,953,441 809,280
Prime Mining Corp.
*
225,000 339,382
Roxgold , Inc.
*
1,500,000 1,897,242
Silver Viper Minerals Corp.
*
3,000,000 1,048,786
17,770,526
Real Estate Operating/Development 1.67%
Fremont Gold, Ltd.
*
4,000,000 235,682
Mammoth Resources Corp.
*~
3,671,200 331,674
Oklo Resources, Ltd.
*
2,500,000 396,126
Revival Gold, Inc.
*
1,600,000 980,438
1,943,920

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Retail - Jewelry 0.95%
Mene , Inc.
*
2,100,000 $ 1,105,350
Silver Mining 1.35%
FireFox Gold Corp.
*
500,000 86,417
Metallic Minerals Corp.
*
1,470,000 773,745
Southern Silver Exploration Corp.
*
1,750,000 714,903
1,575,065
Total Common Stocks 111,626,438
(cost $101,580,880)
Corporate Non-Convertible Bond 0.94%
Coupon
Rate %
Maturity
Date
Principal
Amount
Mining Services 0.94%
Caldas Gold Corp. 7.50 08/26/27 $ 1,100,000 1,089,000
(cost $1,100,000)
Exchange Traded Funds 1.55% Shares
Direxion Daily Gold Miners Index Bull 2X Shares ETF
*
12,000 832,800
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 8,000 964,480
Total Exchange Traded Funds 1,797,280
(cost $3,793,034)
Warrants 0.47%
Exercise
Price
Exp.
Date
Diversified Minerals 0.00%
Desert Gold Ventures, Inc., 144A
#*@∆
$ 0.40 08/28/23 187,500 0
Gold Mineral Exploration & Development 0.00%
Western Exploration & Development, Ltd.,
144A
#*@∆
0.50 12/31/49 600,000 0
Gold Mining 0.05%
Contact Gold Corp., 144A
#*@∆
0.27 09/29/22 500,000 0
Osino Resources Corp., 144A
#*@∆
1.05 01/30/22 115,000 16,262
Revival Gold, Inc., 144A
#*@∆
1.60 02/06/22 250,000 0
Strikepoint Gold, Inc., 144A
#*@∆
0.20 07/21/22 625,000 36,826
53,088
Investment Companies 0.00%
Nomad Royalty Co., Ltd., 144A
#*@∆
1.71 11/19/22 304,000 0
Metal - Copper 0.02%
San Marco Resources, Inc.
*
0.34 07/22/23 600,000 23,568

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Metal - Diversified 0.00%
Novo Resources Corp., 144A
#*@∆
$ 4.40 08/27/23 112,500 $ 0
Mining Services 0.24%
Caldas Gold Corp.
*
2.75 07/25/25 520,000 281,876
Silver Mining 0.16%
FireFox Gold Corp., 144A
#*@∆
0.27 10/27/22 125,000 0
Southern Silver Exploration Corp., 144A
#*@∆
0.25 08/14/23 875,000 192,474
192,474
Total Warrants 551,006
(cost $362,612 )
Call Options Purchased 0.83%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.83%
Barrick Gold Corp. $ 17.00 01/22 $ 1,547,000 910 618,800
Newmont Corp. 42.00 01/22 756,000 180 344,250
963,050
Total Purchased Call Options 963,050
(premiums paid $581,076 )
Investments, at value 99.81% 116,026,774
(cost $107,417,602 )
Other assets and liabilities, net 0.19% 220,571
Net Assets 100.00% $ 116,247,345

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Gold and Precious Metals Fund
Common Stocks 89.37% Shares Value
Advanced Materials/Production 0.17%
Sixth Wave Innovations, Inc.
*
1,200,000 $ 278,105
Agricultural Chemicals 0.41%
Elemental Royalties Corp.
*
500,000 655,982
Diversified Minerals 6.61%
Alkane Resources, Ltd.
*
2,000,000 1,477,965
Australian Strategic Materials, Ltd.
*
500,000 2,476,786
Caledonia Mining Corp. PLC 50,000 794,000
Calibre Mining Corp.
*
2,500,000 4,752,926
Mako Mining Corp.
*
3,500,000 1,099,851
10,601,528
Gold Mining 47.42%
AngloGold Ashanti, Ltd., ADR 50,000 1,131,000
Argonaut Gold, Inc.
*
500,000 1,076,283
Aya Gold & Silver, Inc.
*
575,000 1,739,139
Barrick Gold Corp. 100,000 2,278,000
Centerra Gold, Inc. 350,000 4,052,950
DRDGOLD, Ltd., ADR 100,000 1,173,000
Dundee Precious Metals, Inc. 350,000 2,515,909
Eldorado Gold Corp.
*
125,000 1,658,750
Evolution Mining, Ltd. 300,000 1,154,510
GoGold Resources, Inc.
*
1,500,000 2,745,699
Gold Fields, Ltd., ADR 250,000 2,317,500
Golden Star Resources, Ltd.
*
200,000 742,000
Gran Colombia Gold Corp. 375,000 2,374,499
Harmony Gold Mining Co., Ltd., ADR
*
500,000 2,340,000
IAMGOLD Corp.
*
500,000 1,835,000
K92 Mining, Inc.
*
2,750,000 16,440,804
Kirkland Lake Gold, Ltd. 50,000 2,063,500
Maverix Metals, Inc. 778,000 4,284,531
Newmont Corp. 50,000 2,994,500
Northern Star Resources, Ltd. 100,000 977,398
Pantoro , Ltd.
*
8,000,000 1,360,893
Premier Gold Mines, Ltd.
*
750,000 1,773,509
Pretium Resources, Inc.
*
60,000 688,800
Ramelius Resources, Ltd. 1,375,000 1,789,917
Regis Resources, Ltd. 500,000 1,442,860
Royal Gold, Inc. 5,000 531,800
Sandstorm Gold, Ltd.
*
650,000 4,660,500
Silver Lake Resources, Ltd.
*
3,000,000 4,140,196
Superior Gold, Inc.
*
1,800,000 820,174
Wesdome Gold Mines, Ltd.
*
350,000 2,920,104
76,023,725

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Investment Companies 0.25%
Nomad Royalty Co., Ltd. 500,000 $ 408,516
Metal - Diversified 1.41%
Altius Minerals Corp. 100,000 1,075,497
Vox Royalty Corp.
*
500,000 1,178,412
2,253,909
Mining Services 4.06%
Caldas Gold Corp.
*
430,000 820,881
Castile Resources, Ltd.
*
1,500,000 324,662
Major Drilling Group International, Inc.
*
700,000 4,228,926
Mines & Metal Trading PLC, 144A
#*@∆
75,000 1,128,329
6,502,798
Platinum 2.15%
Impala Platinum Holdings, Ltd. 250,000 3,441,031
Precious Metals 15.87%
EMX Royalty Corp.
*
1,100,000 3,724,566
Hecla Mining Co. 185,000 1,198,800
Hycroft Mining Holding Corp.
*
50,000 392,500
Metalla Royalty & Streaming, Ltd. 300,000 3,775,630
Metalla Royalty & Streaming, Ltd. 100,000 1,256,000
Northern Vertex Mining Corp.
*
111,500 46,426
Roxgold , Inc.
*
3,750,000 4,743,106
Sailfish Royalty Corp.
*
310,000 282,505
SSR Mining, Inc.
*
238,610 4,798,447
Wheaton Precious Metals Corp. 125,000 5,217,500
25,435,480
Remediation Services 0.64%
Alexco Resource Corp.
*
325,000 1,030,250
Retail - Jewelry 2.17%
Mene , Inc.
*
900,000 473,721
Mene , Inc., 144A
* #∆
5,714,285 3,007,755
3,481,476
Silver Mining 8.21%
Excellon Resources, Inc.
*
100,000 296,960
Fortuna Silver Mines, Inc.
*
225,000 1,854,000
Hochschild Mining PLC 1,000,000 2,849,948
Pan American Silver Corp. 125,000 4,313,750
Santacruz Silver Mining, Ltd.
*
5,000,000 1,846,178
Silvercorp Metals, Inc. 300,000 2,007,000
13,167,836
Total Common Stocks (cost $77,252,700) 143,280,636

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Gold and Precious Metals Fund
Corporate Non-Convertible Bonds 2.60%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 $ 0
Mining Services 2.60%
Caldas Gold Corp. 7.50 08/26/27 4,220,000 4,177,800
Total Corporate Non-Convertible Bonds 4,177,800
(cost $4,705,766)
Corporate Non-Convertible Notes 0.71%
Gold Mining 0.71%
Gran Colombia Gold Corp. 8.25 04/30/24 1,046,044 1,134,957
(cost $1,048,071)
Exchange Traded Funds 2.25% Shares
Direxion Daily Gold Miners Index Bull 2X Shares ETF
*
27,600 1,915,440
Direxion Daily Junior Gold Miners Index Bull 2X Shares ETF 14,000 1,687,840
Total Exchange Traded Funds 3,603,280
(cost $6,197,055)
Warrants 0.76%
Exercise
Price
Exp.
Date
Gold Mining 0.24%
GoGold Resources, Inc., 144A
#*@∆
$ 0.85 02/25/22 325,000 377,877
Yamana Gold, Inc., 144A
#*@∆
13.50 01/15/21 50,000 0
377,877
Mining Services 0.43%
Caldas Gold Corp.
*
2.75 07/25/25 1,274,000 690,596
Precious Metals 0.05%
Hycroft Mining Holding Corp.
*
10.50 10/06/25 50,000 78,000

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Gold and Precious Metals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.04%
Excellon Resources, Inc.
*
$ 7.00 08/27/21 375,000 $ 69,232
Total Warrants 1,215,705
(cost $500 )
Call Options Purchased 1.63%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 1.63%
Barrick Gold Corp. $ 17.00 01/22 $ 2,449,700 1,441 979,880
Newmont Corp. 42.00 01/22 3,586,800 854 1,633,275
2,613,155
Total Purchased Call Options 2,613,155
(premiums paid $1,127,595 )
Investments, at value 97.32% 156,025,533
(cost $90,331,687 )
Other assets and liabilities, net 2.68% 4,292,356
Net Assets 100.00% $ 160,317,889

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Emerging Europe Fund
Common Stocks 91.49% Shares Value
Airlines 1.69%
Aeroflot PJSC
*
425,000 $ 410,571
Automotive - Cars & Light Trucks 1.33%
Bayerische Motoren Werke AG 650 57,367
Daimler AG 3,750 265,797
323,164
Building & Construction Products - Miscellaneous 2.62%
Enka Insaat ve Sanayi AS 320,000 317,642
Wienerberger AG 10,000 318,881
636,523
Cellular Telecommunication 3.66%
Mobile TeleSystems PJSC, ADR 56,200 502,990
Turkcell Iletisim Hizmetleri AS 179,000 386,689
889,679
Chemicals - Diversified 1.36%
Johnson Matthey PLC 10,000 331,307
Commercial Banks Non-US 18.96%
Akbank T.A.S.
*
400,000 371,001
Banca Transilvania SA 396,242 224,250
Bank Polska Kasa Opieki SA
*
16,200 266,092
Erste Group Bank AG
*
2,000 60,925
Komercni banka as
*
5,500 168,165
OTP Bank Nyrt
*
11,800 531,762
Powszechna Kasa Oszczednosci Bank Polski SA
*
18,000 138,949
Raiffeisen Bank International AG
*
3,000 60,965
Santander Bank Polska SA
*
1,300 64,660
Sberbank of Russia PJSC, ADR 139,750 2,026,375
Turkiye Garanti Bankasi AS
*
150,000 209,176
Turkiye Is Bankasi AS
*
300,000 282,192
Yapi ve Kredi Bankasi AS
*
480,000 198,754
4,603,266
Dialysis Centers 0.76%
Fresenius Medical Care AG & Co. KGaA 2,200 183,452
Distribution/Wholesale 0.98%
Rexel SA
*
15,000 236,750
Diversified Operations 2.04%
Haci Omer Sabanci Holding AS 123,000 189,456
KOC Holding AS 108,000 306,497
495,953

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
E-Commerce/Products 0.83%
Allegro.eu SA, 144A
*∆
8,000 $ 181,385
Ozon Holdings PLC, ADR
*
500 20,705
202,090
Electric - Distribution 0.75%
AB Ignitis Grupe , GDR, 144A
*∆
7,500 182,331
Electric - Generation 1.79%
Inter RAO UES PJSC 6,011,000 433,482
Energy - Alternate Sources 0.58%
Vestas Wind Systems A/S 600 141,738
Entertainment Software 0.47%
CD Projekt SA
*
1,550 114,298
Firearms & Ammunition 0.79%
Ceska Zbrojovka Group SE
*
14,000 191,642
Food - Retail 7.41%
Koninklijke Ahold Delhaize NV, ADR 9,500 268,137
Magnit PJSC, GDR 26,500 465,691
X5 Retail Group NV, GDR 29,500 1,065,220
1,799,048
Gold Mining 1.16%
Polyus PJSC, GDR 2,787 280,906
Machinery - General Industrial 0.93%
ANDRITZ AG 4,950 226,914
Medical Instruments 1.30%
Getinge AB, Class B 13,500 315,923
Metal - Diversified 1.33%
KGHM Polska Miedz SA
*
1,400 68,965
MMC Norilsk Nickel PJSC, ADR 4,650 146,382
Orsu Metals Corp., 144A
#*∆
402,500 106,720
322,067
Metal Processors & Fabricate 0.79%
Aurubis AG 2,450 191,195
Multi-line Insurance 1.40%
Allianz SE 398 97,778
Vienna Insurance Group AG Wiener Versicherung Gruppe 9,500 241,218
338,996

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Emerging Europe Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production 0.72%
Novatek PJSC, GDR 1,025 $ 174,500
Oil Companies - Integrated 20.57%
Gazprom PJSC, ADR 141,300 788,898
LUKOIL PJSC, ADR 29,820 2,038,495
MOL Hungarian Oil & Gas PLC
*
8,500 62,667
OMV Petrom SA 2,000,000 182,410
Polskie Gornictwo Naftowe i Gazownictwo SA 90,000 134,388
Surgutneftegas PJSC, ADR 227,750 1,059,038
Tatneft PJSC, ADR 17,960 727,380
4,993,276
Precious Metals 3.23%
Polymetal International PLC 27,000 621,546
SSR Mining, Inc.
*
8,115 163,193
784,739
Property/Casualty Insurance 1.79%
Powszechny Zaklad Ubezpieczen SA
*
50,000 434,389
Regional Banks - Non US 0.84%
TCS Group Holding PLC, GDR 6,200 203,989
Retail - Major Dept Store 0.76%
Detsky Mir PJSC, 144A
∆
100,000 183,524
Steel - Producers 4.51%
Eregli Demir ve Celik Fabrikalari TAS 85,500 171,588
Evraz PLC 66,000 421,801
Magnitogorsk Iron & Steel Works PJSC, GDR 51,400 501,097
1,094,486
Telecom Services 4.05%
O2 Czech Republic AS 16,000 186,912
Sistema PJSFC, GDR 62,500 467,370
Turk Telekomunikasyon AS 288,000 329,856
984,138
Television 1.13%
Cyfrowy Polsat SA 33,500 273,137
Web Portals/ISP 0.96%
Yandex NV, Class A
*
3,350 233,093
Total Common Stocks 22,210,566
(cost $19,174,794)

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
Emerging Europe Fund
Preferred Stock 2.45% Rate Shares Value
Oil Companies - Integrated 2.45%
Surgutneftegas PJSC 0.97% 1,050,000 $ 593,445
(cost $531,020)
Corporate Non-Convertible Bond 2.04%
Coupon
Rate %
Maturity
Date
Principal
Amount
Mining Services 2.04%
Caldas Gold Corp. 7.50 08/26/27 $ 500,000 495,000
(cost $500,000)
Exchange Traded Funds 0.59% Shares
Direxion Daily Russia Bull 2X Shares ETF 3,500 75,600
iShares MSCI Poland ETF 3,500 66,570
Total Exchange Traded Funds 142,170
(cost $113,501)
Warrant 0.22%
Exercise
Price
Exp.
Date
Mining Services 0.22%
Caldas Gold Corp.
*
$ 2.75 07/25/25 100,000 54,207
(cost $0 )
Investments, at value 96.79% 23,495,388
(cost $20,319,315 )
Other assets and liabilities, net 3.21% 780,121
Net Assets 100.00% $ 24,275,509

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
China Region Fund
Common Stocks 90.41% Shares Value
Automotive - Cars & Light Trucks 3.07%
XPeng , Inc., ADR
*
4,500 $ 192,735
Yadea Group Holdings, Ltd., 144A
∆
108,000 223,183
415,918
Batteries/Battery Systems 1.43%
Tianneng Power International, Ltd. 80,000 193,304
Beverages - Non-alcoholic 5.50%
Nongfu Spring Co., Ltd.
*
105,000 745,427
Building Products - Cement/Aggregate 0.99%
China Resources Cement Holdings, Ltd. 120,000 134,032
Chemicals - Specialty 0.53%
Daqo New Energy Corp., ADR
*
1,250 71,700
Computers 4.66%
Lenovo Group, Ltd. 200,000 189,078
Quanta Computer, Inc. 153,000 441,470
630,548
Consumer Products - Miscellaneous 0.00%
Tongda Hong Tai Holdings, Ltd.
*
2,000 104
Disposable Medical Products 1.12%
Top Glove Corp. Bhd 99,000 151,264
Diversified Financial Services 2.95%
CTBC Financial Holding Co., Ltd. 570,000 400,067
E-Commerce/Products 6.99%
Alibaba Group Holding, Ltd., ADR
*
1,780 414,259
JD.com, Inc., ADR
*
5,200 457,080
Meituan , Class B
*
2,000 75,287
946,626
Electric - Generation 0.74%
China Longyuan Power Group Corp., Ltd. 100,000 100,550
Electronic Components - Miscellaneous 6.83%
BYD Electronic International Co., Ltd. 104,800 549,811
Flat Glass Group Co., Ltd. 89,000 375,431
925,242
Energy - Alternate Sources 0.77%
Xinyi Solar Holdings, Ltd. 40,000 104,888

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
China Region Fund
Common Stocks (cont’d) Shares Value
Finance - Investment Banker/Broker 2.73%
Huatai Securities Co., Ltd., 144A
∆
235,000 $ 370,000
Finance - Other Services 6.54%
Hong Kong Exchanges & Clearing, Ltd. 12,300 674,676
Singapore Exchange, Ltd. 30,000 210,720
885,396
Food - Dairy Products 6.10%
Ausnutria Dairy Corp., Ltd. 150,000 252,050
China Feihe , Ltd., 144A
∆
245,000 574,874
826,924
Food - Flour & Grain 1.77%
Tingyi Cayman Islands Holding Corp. 140,000 239,472
Food - Miscellaneous/Diversified 5.21%
Yihai International Holding, Ltd. 47,500 705,414
Industrial Audio & Video Production 1.00%
Q Technology Group Co., Ltd. 80,000 135,662
Internet Content - Info 5.84%
Tencent Holdings, Ltd., ADR 11,000 790,790
Machinery - Electric Utilities 0.74%
VPower Group International Holdings, Ltd., 144A
∆
290,000 100,288
Medical Labs & Testing Services 1.47%
Wuxi Biologics Cayman, Inc., 144A
*∆
15,000 198,920
Non-Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Photo Equipment & Supplies 5.24%
Sunny Optical Technology Group Co., Ltd. 32,500 710,076
Real Estate Management/Services 4.26%
A-Living Smart City Services Co., Ltd., 144A
∆
73,000 324,014
Ever Sunshine Lifestyle Services Group, Ltd. 115,000 252,559
576,573
Real Estate Operating/Development 3.85%
Country Garden Services Holdings Co., Ltd.
*
58,000 392,403
Gemdale Properties & Investment Corp., Ltd. 900,000 128,900
521,303
Retail - Home Furnishings 0.80%
Man Wah Holdings, Ltd. 50,000 108,459

Portfolio of Investments

See notes to portfolios of investments and notes to financial statements.
December 31, 2020
China Region Fund
Common Stocks (cont’d) Shares Value
Rubber/Plastic Products 1.34%
Hartalega Holdings Bhd 60,000 $ 181,605
Semiconductor Components - Integrated Circuit 5.75%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR 1,800 196,272
Taiwan Semiconductor Manufacturing Co., Ltd. 28,850 545,769
United Microelectronics Corp. 22,000 36,999
779,040
Wireless Equipment 2.19%
Xiaomi Corp., ADR
*
14,000 297,276
Total Common Stocks 12,246,868
(cost $10,456,902)
Corporate Non-Convertible Bond 1.90%
Coupon
Rate %
Maturity
Date
Principal
Amount
Mining Services 1.90%
Caldas Gold Corp. 7.50 08/26/27 $ 260,000 257,400
(cost $260,000)
Right 0.00% Shares
Electronic Components - Miscellaneous 0.00%
Simplo Technology Co., Ltd.
#*@
448 0
(cost $0)
Exchange Traded Fund 0.53%
Xtrackers Harvest CSI 300 China A-Shares ETF 1,800 72,108
(cost $64,343)
Warrant 0.21%
Exercise
Price
Exp.
Date
Mining Services 0.21%
Caldas Gold Corp.
*
$ 2.75 07/25/25 52,000 28,188
(cost $0 )
Investments, at value 93.05% 12,604,564
(cost $10,781,245 )
Other assets and liabilities, net 6.95% 941,988
Net Assets 100.00% $ 13,546,552

Notes to Portfolios of Investments
December 31, 2020

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at December 31, 2020.
‡ Adjustable rate security, the interest rate of which adjusts periodically based on changes in the current interest rates. Rate presented is as of December 31, 2020.
* Non-income producing security.
~ Affiliated Company. (see following)
@ Security was fair valued at December 31, 2020, by U.S. Global Investors, Inc. (Adviser)
(other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at December 31, 2020, were 0.03% of Global Luxury Goods Fund,
0.98% of Global Resources Fund, 1.27% of World Precious Minerals Fund, 0.94% of Gold And
Precious Metals Fund and 0.00% of China Region Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted
Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of December 31, 2020 amounted to
$851,369, 1.72%, of Global Luxury Goods Fund, $670,008, 1.05%, of Global Resources
Fund, $3,359,557, 2.89%, of World Precious Minerals Fund, $4,513,961, 2.82%, of Gold And
Precious Metals Fund, $653,960, 2.69%, of Emerging Europe Fund and $1,791,279, 13.22%, of
China Region Fund.
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGC Assured Guaranty Corporation
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
ETN Exchange Traded Note
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GDR Global Depositary Receipt
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
PJSC Public Joint Stock Company
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bond
REIT Real Estate Investment Trust
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Notes to Portfolios of Investments
December 31, 2020

Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-
term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

Notes to Portfolios of Investments
December 31, 2020

The following table summarizes the valuation of each Fund’s securities as of December 31,
2020, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 35,331,636 $ – $ 35,331,636
Exchange Traded Fund 1,133,440 – – 1,133,440
Investments, at Value $ 1,133,440 $ 35,331,636 $ – $ 36,465,076
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 35,167,876 $ – $ 35,167,876
Exchange Traded Funds 2,949,638 – – 2,949,638
Investments, at Value $ 2,949,638 $ 35,167,876 $ – $ 38,117,514
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 347,760 $ 1,516,423 $ – $ 1,864,183
Applications Software 1,196,201 – – 1,196,201
Athletic Equipment 753,170 – – 753,170
Athletic Footwear 1,697,640 1,164,176 – 2,861,816
Automotive - Cars & Light
Trucks 6,298,369 1,385,629 – 7,683,998
Beverages - Wine/Spirits 1,489,540 270,651 – 1,760,191
Building - Residential/
Commercial 464,162 – – 464,162
Casino Hotels 645,955 – – 645,955
Coatings/Paint 410,815 – – 410,815
Commercial Service
- Finance 869,888 – – 869,888
Computer Services 139,315 – – 139,315

Notes to Portfolios of Investments
December 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund (continued)
Investments in Securities*
(continued)
Computers $ 2,268,999 $ – $ – $ 2,268,999
Consumer Products
- Miscellaneous 181,728 – – 181,728
Cosmetics & Toiletries 1,262,155 – – 1,262,155
Decision Support Software 283,100 – – 283,100
Diagnostic Equipment 284,125 – – 284,125
Diversified Banking
Institution 1,275,924 – – 1,275,924
Drug Delivery Systems 112,599 – – 112,599
E-Commerce/Products 2,247,282 – – 2,247,282
Electric - Integrated 210,938 – – 210,938
Electronic Components
- Semiconductors 558,697 – – 558,697
Electronic Connectors 156,924 – – 156,924
Energy - Alternate Sources – – 0 0
Engineering/R&D Services 136,200 – – 136,200
Enterprise Software/
Services 295,051 – – 295,051
E-Services/Consulting 138,380 – – 138,380
Finance - Credit Card 340,125 – – 340,125
Finance - Mortgage Loan/
Banker 26,315 – – 26,315
Finance - Other Services 201,137 – – 201,137
Food - Meat Products 111,864 – – 111,864
Food - Retail 111,160 – – 111,160
Gold Mining 1,505,599 – – 1,505,599
Home Furnishings 756,000 – – 756,000
Hotels & Motels 1,435,254 – – 1,435,254
Instruments - Scientific 157,850 – – 157,850
Internet Content
- Entertainment 300,476 – – 300,476
Investment Management/
Advisory Services – 391,758 – 391,758
Medical - Drugs 391,914 – – 391,914
Medical - HMO 562,534 – – 562,534
Medical - Wholesale Drug
Distribution 69,568 – – 69,568
Medical Products 136,863 – – 136,863
Metal - Diversified 350,302 – – 350,302
Motorcycle/Motor Scooter 649,590 – – 649,590
Oil Companies - Exploration
& Production 38,495 – – 38,495
Precious Metals 375,660 – – 375,660
Private Equity 1,211,670 – – 1,211,670

Notes to Portfolios of Investments
December 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund (continued)
Investments in Securities*
(continued)
Real Estate Operating/
Development $ – $ – $ 13,521 $ 13,521
REITS - Warehouse/
Industrial 219,252 – – 219,252
Retail - Apparel/Shoe – 1,174,726 – 1,174,726
Retail - Building Products 1,514,678 – – 1,514,678
Retail - Discount 2,292,330 – – 2,292,330
Retail - Home Furnishings 693,656 – – 693,656
Retail - Jewelry – 415,573 – 415,573
Retail - Miscellaneous/
Diversified 763,200 – – 763,200
Retail - Restaurants 1,344,085 – – 1,344,085
Semiconductor Equipment 155,346 – – 155,346
Silver Mining 347,880 379,043 – 726,923
Textile - Apparel 380,427 – – 380,427
Web Portals/ISP 350,376 – – 350,376
Corporate Non-Convertible Bond – 852,390 – 852,390
Corporate Non-Convertible Note – 600,871 – 600,871
Exchange Traded Funds 68,762 – – 68,762
Warrants
Finance - Mortgage Loan/
Banker – 0 – 0
Mining Services 26,019 – – 26,019
Oil Companies - Exploration
& Production 884 – – 884
Retail - Jewelry – 2,390 – 2,390
Investments, at Value 40,614,188 8,153,630 13,521 48,781,339
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 1,519,522 $ – $ – $ 1,519,522
Agricultural Chemicals 1,328,406 – – 1,328,406
Applications Software 3,225,450 – – 3,225,450
Building & Construction
Products - Miscellaneous 371,700 – – 371,700

Notes to Portfolios of Investments
December 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Building Products - Wood $ 431,770 $ – $ – $ 431,770
Coal – – 0 0
Diamonds/Precious Stones 466,651 – 0 466,651
Diversified Minerals 3,934,949 1,370,719 – 5,305,668
Electric - Integrated 633,300 – – 633,300
Electric - Transmission 742,242 – – 742,242
Energy - Alternate Sources 3,722,900 3,783,517 0 7,506,417
Finance - Investment
Banker/Broker 388,090 – – 388,090
Food - Meat Products 852,384 – – 852,384
Food - Miscellaneous/
Diversified 1,351,245 – – 1,351,245
Forestry 466,847 – – 466,847
Gold Mining 3,994,779 1,364,094 0 5,358,873
Independent Power Producer 1,139,400 – – 1,139,400
Industrial Gases 527,020 327,894 – 854,914
Metal - Copper 12,766 – – 12,766
Metal - Diversified 5,070,038 1,452,467 – 6,522,505
Metal - Iron 1,448,661 332,019 0 1,780,680
Mining Services 2,900,542 – – 2,900,542
Natural Resource
Technology – – 86,243 86,243
Non-Ferrous Metals 381,020 43,208 0 424,228
Oil - Field Services 639,960 – – 639,960
Oil - US Royalty Trusts 462,570 – – 462,570
Oil Companies - Exploration
& Production 1,103,804 58,921 – 1,162,725
Oil Companies - Integrated 911,700 822,958 – 1,734,658
Oil Refining & Marketing 878,885 – – 878,885
Paper & Related Products 1,169,602 1,289,096 – 2,458,698
Platinum 842,347 550,565 – 1,392,912
Precious Metals 2,644,560 224,158 – 2,868,718
Real Estate Operating/
Development 612,774 – 235,960 848,734
REITS - Diversified 647,100 – – 647,100
Retail - Jewelry 394,768 43,457 – 438,225
Retail - Vitamins/Nutritional
Supplements 537,552 – – 537,552
Steel - Producers 311,550 703,029 – 1,014,579
Corporate Non-Convertible Bond – 1,050,390 – 1,050,390
Corporate Non-Convertible Note – 742,461 – 742,461
Exchange Traded Funds 1,381,268 – – 1,381,268

Notes to Portfolios of Investments
December 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund (continued)
Investments in Securities*
(continued)
Warrants
Advanced Materials/
Production $ – $ 178,883 $ – $ 178,883
Gold Mining – 0 – 0
Metal - Diversified – 125,697 – 125,697
Mining Services 201,048 – – 201,048
Oil Companies - Exploration
& Production – 3,535 – 3,535
Purchased Call Options 475,320 221,850 – 697,170
Investments, at Value 48,124,490 14,688,918 322,203 63,135,611
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 14,831,487 $ 173,816 $ – $ 15,005,303
Capital Pools 1,368,529 – – 1,368,529
Coal – – 0 0
Diamonds/Precious Stones 1,272,684 – 0 1,272,684
Diversified Minerals 6,129,551 807,375 0 6,936,926
Finance - Investment
Banker/Broker 35,614 – – 35,614
Gold Mining 36,890,147 8,351,563 231,558 45,473,268
Investment Companies 898,987 – – 898,987
Metal - Copper 745,086 – – 745,086
Metal - Diversified 8,542,267 3,019,586 – 11,561,853
Metal - Iron – – 42,402 42,402
Mining Services 2,667,531 823,317 – 3,490,848
Non-Ferrous Metals – 64,813 – 64,813
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment 4,366 – – 4,366
Platinum 2,330,898 – – 2,330,898
Precious Metals 16,650,881 1,119,645 – 17,770,526
Real Estate Operating/
Development 1,547,794 396,126 – 1,943,920

Notes to Portfolios of Investments
December 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund (continued)
Investments in Securities*
(continued)
Retail - Jewelry $ 1,105,350 $ – $ – $ 1,105,350
Silver Mining 1,575,065 – – 1,575,065
Corporate Non-Convertible Bond – 1,089,000 – 1,089,000
Exchange Traded Funds 1,797,280 – – 1,797,280
Warrants
Diversified Minerals – 0 – 0
Gold Mineral Exploration &
Development – – 0 0
Gold Mining – 53,088 – 53,088
Investment Companies – 0 – 0
Metal - Copper – 23,568 – 23,568
Metal - Diversified – 0 – 0
Mining Services 281,876 – – 281,876
Silver Mining – 192,474 – 192,474
Purchased Call Options 618,800 344,250 – 963,050
Investments, at Value 99,294,193 16,458,621 273,960 116,026,774
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 278,105 $ – $ – $ 278,105
Agricultural Chemicals 655,982 – – 655,982
Diversified Minerals 6,646,777 3,954,751 – 10,601,528
Gold Mining 65,157,951 10,865,774 – 76,023,725
Investment Companies 408,516 – – 408,516
Metal - Diversified 2,253,909 – – 2,253,909
Mining Services 5,049,807 324,662 1,128,329 6,502,798
Platinum – 3,441,031 – 3,441,031
Precious Metals 25,435,480 – – 25,435,480
Remediation Services 1,030,250 – – 1,030,250
Retail - Jewelry 3,481,476 – – 3,481,476
Silver Mining 10,317,888 2,849,948 – 13,167,836
Corporate Non-Convertible
Bonds – 4,177,800 0 4,177,800
Corporate Non-Convertible
Notes – 1,134,957 – 1,134,957

Notes to Portfolios of Investments
December 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund (continued)
Investments in Securities*
(continued)
Exchange Traded Funds $ 3,603,280 $ – $ – $ 3,603,280
Warrants
Gold Mining – 377,877 – 377,877
Mining Services 690,596 – – 690,596
Precious Metals 78,000 – – 78,000
Silver Mining 69,232 – – 69,232
Purchased Call Options 979,880 1,633,275 – 2,613,155
Investments, at Value $ 126,137,129 $ 28,760,075 $ 1,128,329 $ 156,025,533
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund
Assets
Investments in Securities*
Common Stocks
Airlines $ – $ 410,571 $ – $ 410,571
Automotive - Cars & Light
Trucks – 323,164 – 323,164
Building & Construction
Products - Miscellaneous – 636,523 – 636,523
Cellular Telecommunication 502,990 386,689 – 889,679
Chemicals - Diversified – 331,307 – 331,307
Commercial Banks Non-US 2,026,375 2,576,891 – 4,603,266
Dialysis Centers – 183,452 – 183,452
Distribution/Wholesale – 236,750 – 236,750
Diversified Operations – 495,953 – 495,953
E-Commerce/Products 20,705 181,385 – 202,090
Electric - Distribution 182,331 – – 182,331
Electric - Generation – 433,482 – 433,482
Energy - Alternate Sources – 141,738 – 141,738
Entertainment Software – 114,298 – 114,298
Firearms & Ammunition – 191,642 – 191,642
Food - Retail 268,137 1,530,911 – 1,799,048
Gold Mining – 280,906 – 280,906
Machinery - General
Industrial – 226,914 – 226,914
Medical Instruments – 315,923 – 315,923
Metal - Diversified 146,382 175,685 – 322,067

Notes to Portfolios of Investments
December 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Emerging Europe Fund (continued)
Assets (continued)
Investments in Securities*
(continued)
Metal Processors &
Fabricate $ – $ 191,195 $ – $ 191,195
Multi-line Insurance – 338,996 – 338,996
Oil Companies - Exploration
& Production 174,500 – – 174,500
Oil Companies - Integrated 3,824,913 1,168,363 – 4,993,276
Precious Metals 163,193 621,546 – 784,739
Property/Casualty Insurance – 434,389 – 434,389
Regional Banks - Non US – 203,989 – 203,989
Retail - Major Dept Store – 183,524 – 183,524
Steel - Producers – 1,094,486 – 1,094,486
Telecom Services – 984,138 – 984,138
Television – 273,137 – 273,137
Web Portals/ISP 233,093 – – 233,093
Preferred Stock
Oil Companies - Integrated – 593,445 – 593,445
Corporate Non-Convertible Bond – 495,000 – 495,000
Exchange Traded Funds 142,170 – – 142,170
Warrant
Mining Services 54,207 – – 54,207
Investments, at Value $ 7,738,996 $ 15,756,392 $ – $ 23,495,388
Total Assets $ 7,738,996 $ 15,756,392 $ – $ 23,495,388
Liabilities
Other Financial Instruments
†
Currency Contract – (58,909) – (58,909)
Total Liabilities $ – $ (58,909) $ – $ (58,909)

Notes to Portfolios of Investments
December 31, 2020

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund
Investments in Securities*
Common Stocks
Automotive - Cars & Light
Trucks $ 192,735 $ 223,183 $ – $ 415,918
Batteries/Battery Systems – 193,304 – 193,304
Beverages - Non-alcoholic – 745,427 – 745,427
Building Products - Cement/
Aggregate – 134,032 – 134,032
Chemicals - Specialty 71,700 – – 71,700
Computers – 630,548 – 630,548
Consumer Products
- Miscellaneous – 104 – 104
Disposable Medical
Products – 151,264 – 151,264
Diversified Financial
Services – 400,067 – 400,067
E-Commerce/Products 871,339 75,287 – 946,626
Electric - Generation – 100,550 – 100,550
Electronic Components
- Miscellaneous – 925,242 – 925,242
Energy - Alternate Sources – 104,888 – 104,888
Finance - Investment
Banker/Broker – 370,000 – 370,000
Finance - Other Services – 885,396 – 885,396
Food - Dairy Products – 826,924 – 826,924
Food - Flour & Grain – 239,472 – 239,472
Food - Miscellaneous/
Diversified – 705,414 – 705,414
Industrial Audio & Video
Production – 135,662 – 135,662
Internet Content - Info 790,790 – – 790,790
Machinery - Electric Utilities – 100,288 – 100,288
Medical Labs & Testing
Services – 198,920 – 198,920
Non-Ferrous Metals – – 0 0
Photo Equipment & Supplies – 710,076 – 710,076
Real Estate Management/
Services – 576,573 – 576,573
Real Estate Operating/
Development – 521,303 – 521,303
Retail - Home Furnishings – 108,459 – 108,459
Rubber/Plastic Products – 181,605 – 181,605
Semiconductor Components
- Integrated Circuit 196,272 582,768 – 779,040
Wireless Equipment 297,276 – – 297,276
Corporate Non-Convertible Bond – 257,400 – 257,400

Notes to Portfolios of Investments
December 31, 2020

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2020 through December 31, 2020:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
China Region Fund (continued)
Investments in Securities*
(continued)
Right $ – $ – $ 0 $ 0
Exchange Traded Fund 72,108 – – 72,108
Warrant
Mining Services 28,188 – – 28,188
Investments, at Value $ 2,520,408 $ 10,084,156 $ 0 $ 12,604,564
*
Refer to the Portfolios of Investments for a detailed list of the Funds’ investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolios of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.
Common
Stocks Warrants Total
Global Luxury Goods Fund
Beginning Balance 12/31/19 $ 295,258 $ 0 $ 295,258
Corporate Action (130,915) — (130,915)
Net change in unrealized appreciation (depreciation) (150,822) — (150,822)
Ending Balance 12/31/20 $ 13,521 0 $ 13,521
Net change in unrealized appreciation (depreciation) from Investments held as of 12/31/20
(1)
$ (150,822) $ — $ (150,822)
Common
Stocks Total
Global Resources Fund
Beginning Balance 12/31/19 $ 3,806,959 $ 3,806,959
Transfers Out (818,220) (818,220)
Net change in unrealized appreciation (depreciation) (2,666,536) (2,666,536)
Ending Balance 12/31/20 $ 322,203 $ 322,203
Net change in unrealized appreciation (depreciation) from Investments held as of
12/31/20
(1)
$ (2,666,536) $ (2,666,536)
Common
Stock Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/19 $ 599,462 $ 0 $ 599,462
Purchases 187,899 — 187,899
Sales (142,591) — (142,591)
Realized Gain 14,828 — 14,828
Transfers into Level 3 79,522 — 79,522
Transfers out of Level 3 (200,337) — (200,337)

Notes to Portfolios of Investments
December 31, 2020

Significant unobservable inputs developed by the Valuation Committee (“Valuation
Committee”) for Level 3 investments held at period end are as follows:
Net change in unrealized appreciation (depreciation) (264,823) 0 (264,823)
Ending Balance 12/31/20 $ 273,960 $ 0 $ 273,960
Net change in unrealized appreciation (depreciation) from Investments held as of 12/31/20
(1)
$ (264,823) $ 0 $ (264,823)
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/19 $ 35,087 $ 0 $ 35,087
Corporate Action (35,087) — (35,087)
Purchases 1,118,009 — 1,118,009
Net change in unrealized appreciation (depreciation) 10,320 — 10,320
Ending Balance 12/31/20 $ 1,128,329 $ 0 $ 1,128,329
Net change in unrealized appreciation (depreciation) from Investments held as of 12/31/20
(1)
$ 10,320 $ — $ 10,320
Common
Stock Total
China Region Fund
Beginning Balance 12/31/19 $ 0 $ 0
Ending Balance 12/31/20 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
12/31/20
(1)
$ — $ —
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at December 31, 2020.
Fair Value at
12/31/20
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities 100%
Common Stocks 0 Market Transaction
(1)
Discount
Common Stocks 13,521 Method of Comparables
Pricing
(2)
Multiples 5.1
Global Resources Fund
Investments in Securities 30% - 100% discount
(100% discount)
Common Stocks 86,243 Market Transaction
(1)
Discount
Common Stocks 235,960 Method of Comparables
Pricing
(2)
Multiples 5.1
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 273,960 Market Transaction
(1)
Discount
Warrants 0 Market Transaction
(1)
Discount 100%

Notes to Portfolios of Investments
December 31, 2020

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended December 31, 2020.
Fair Value at
12/31/20
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Gold and Precious Metals Fund
Investments in Securities
0%
Common Stocks 1,128,329 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
China Region Fund
Investments in Securities
100%
Common Stocks 0 Market Transaction
(1)
Discount
Right 0 Market Transaction
(1)
Discount 100%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
(2)
The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.
Shares of Affiliated Companies
Global Resources Fund December 31, 2019 Additions Reductions December 31, 2020
Caribbean Resources Corp. 17 — — 17
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2019
Purchases
Cost
Sales
Proceeds
December
31, 2020 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Caribbean
Resources Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Pacific Green
Energy Corp. 0 — — 0 — — —
$ 0 $ — $ — $ 0 $ — $ — $ —

Notes to Portfolios of Investments
December 31, 2020

At December 31, 2020, the value of investments in affiliated companies was $0, representing
0.00% of net assets, and the total cost was $27,968,676.
At December 31, 2020, the value of investments in affiliated companies was $11,655,676, representing 10.03% of net assets, and the total cost was $9,273,109.
Shares of Affiliated Companies
World Precious Minerals Fund December 31, 2019 Additions Reductions December 31, 2020
Argo Gold, Inc. 2,967,500 — (2,967,500) —
(a)
Barksdale Resources Corp. 2,750,000 250,000 — 3,000,000
(a)
Barsele Minerals Corp. 7,500,000 200,000 — 7,700,000
Canex Metals Inc — 3,250,000 — 3,250,000
Chakana Copper Corp. 4,750,000 — (750,000) 4,000,000
(a)
CopperBank Resources Corp. 22,979,418 194,582 (17,630,500) 5,543,500
Dolly Varden Silver Corp. 9,132,000 200,000 (5,332,000) 4,000,000
(a)
Fremont Gold, Ltd. 4,000,000 — — 4,000,000
(a)
Mammoth Resources Corp. 2,171,200 1,500,000 — 3,671,200
Orex Minerals, Inc. 6,150,000 1,100,000 (150,000) 7,100,000
(a)
Polarx, Ltd. 33,653,968 5,299,473 — 38,953,441
Radisson Mining Resources, Inc. 8,500,000 — (500,000) 8,000,000
(a)
Silver Viper Minerals Corp 3,000,000 — — 3,000,000
(a)
TriStar Gold, Inc. 31,150,000 150,000 (2,550,000) 28,750,000
VR Resources, Ltd. 3,000,000 — — 3,000,000
(a)
Values of Affiliated Companies
World Precious
Minerals Fund
December
31, 2019
Purchases
Cost
Sales
Proceeds
December 31,
2020 Income
Realized
Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Argo Gold, Inc. $ 262,803 $ — $ (232,321) $ —
(a)
$ — $ (151,439) $ 120,957
Barksdale
Resources Corp. 783,566 72,081 — 1,272,684
(a)
— — 417,037
Barsele Minerals
Corp. 2,887,836 44,988 — 3,327,048 — — 394,224
Canex Metals Inc — 393,756 — 382,984 — — (10,772)
Chakana Copper
Corp. 896,192 — (307,973)  1,885,458
(a)
— (245,737) 1,542,976
CopperBank
Resources Corp. 796,330 7,066 (46,948)  1,045,204 — (77,789) 366,545
Dolly Varden Silver
Corp. 2,250,387 44,898 (3,165,812)  2,891,036
(a)
— (5,352) 3,766,915
Fremont Gold, Ltd. 231,027 — —  235,682
(a)
— — 4,655
Mammoth
Resources Corp. 54,341 38,5 6 6 —  331,674 — — 238,767
Orex Minerals, Inc. 6 6 3,047 74,455 (31,901) 920,339
a)
— (97,606) 31 2,344
Polarx, Ltd. 1,205,418 139,375 —  809,280 — — (535,513)
Radisson Mining
Resources, Inc. 1,407,339 — (111,753) 2,136,853
(a)
— 47,472 793,795
Silver Viper
Minerals Corp. 646,875 22,126 (49,574) 1,048,786
(a)
— 29,137 400,222
TriStar Gold, Inc. 4,557,776 162,755 (830,894)  5,759,486 — (29,534) 1,899,383
VR Resources, Ltd. 854,800 — — 730,615
(a)
— — (124,185)
$ 17,497,737 $ 1,000,066 $ (4,777,176) $ 22,777,129 $ — $ (530,848) $ 9,587,350

Notes to Portfolios of Investments
December 31, 2020

Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of December 31, 2020, the total cost of restricted securities was $426,625, and the total value was
$13,521, representing 0.03% of net assets.
As of December 31, 2020, the total cost of restricted securities was $7,473,544, and the total value was
$322,203, representing 0.50% of net assets.
(a) At December 31, 2020, the company was no longer defined as an affiliate, although it was an affiliate company during the year.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Statements of Assets and Liabilities

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Investments, at identified cost $ 36,446,152
Assets
Investments, at value:
Securities of unaffiliated issuers $ 36,465,076
Cash 3,736,824
Foreign currencies (Cost $0, $868,112, $30,299 and $0) –
Receivables:
Dividends and interest 95,502
Capital shares sold 988
From adviser –
Prepaid expenses 10,175
Total Assets 40,308,565
Liabilities
Due to custodian –
Payables:
Capital shares redeemed 4,500
Distributions payable –
Investments purchased –
Accrued expenses and other payables:
Adviser 2,993
Administration and Transfer Agent fees 9,730
Other expenses 29,594
Total Liabilities 46,817
Net Assets $ 40,261,748
Net Assets Consist of:
Paid-in capital $ 40,218,795
Distributable earnings 42,953
Net assets applicable to capital shares outstanding $ 40,261,748
By share class
Net Assets
Investor Class $ 40,261,748
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 20,136,769
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 2.00

December 31, 2020

Near-Term Tax Free Fund Global Luxury Goods Fund Global Resources Fund
$ 37,259,546 $ 40,319,819 $ 91,397,639
$ 38,117,514 $ 48,781,339 $ 63,135,611
3,228,520 910,886 –
– 30,263 921,253
407,156 28,424 103,459
55,516 6,538 142,996
638 – –
8,469 11,449 9,982
41,817,813 49,768,899 64,313,301
– – 93,269
9,456 88,640 125,040
3,719 – –
– 1,012 65,250
– 36,225 70,683
8,982 14,295 15,238
33,703 61,900 52,778
55,860 202,072 422,258
$ 41,761,953 $ 49,566,827 $ 63,891,043
$ 42,089,977 $ 43,452,587 $ 331,897,397
(328,024) 6,114,240 (268,006,354)
$ 41,761,953 $ 49,566,827 $ 63,891,043
$ 41,761,953 $ 49,566,827 $ 63,891,043
18,518,118 2,407,670 10,693,295
$ 2.26 $ 20.59 $ 5.97

Statements of Assets and Liabilities

See accompanying notes to financial statements.
World Precious Minerals
Fund
Investments, at identified cost $ 107,417,602
Assets
Investments, at value:
Securities of unaffiliated issuers $ 104,371,098
Securities of affiliated issuers 11,655,676
Cash 419,985
Foreign currencies (Cost $3,315, $7,739, $218,846 and $2) 989
Receivables:
Dividends and interest 2,894
Capital shares sold 256,521
Investments sold 144,364
Prepaid expenses 10,806
Total Assets 116,862,333
Liabilities
Unrealized loss on forward foreign currency contracts –
Payables:
Capital shares redeemed 386,156
Investments purchased –
Foreign capital gains tax payable –
Accrued expenses and other payables:
Adviser 127,633
Administration and Transfer Agent fees 22,624
Other expenses 78,575
Total Liabilities 614,988
Net Assets $ 116,247,345
Net Assets Consist of:
Paid-in capital $ 438,024,736
Distributable earnings (321,777,391)
Net assets applicable to capital shares outstanding $ 116,247,345
By share class
Net Assets
Investor Class $ 116,247,345
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 22,097,633
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 5.26

December 31, 2020

Gold and Precious Metals Fund Emerging Europe Fund China Region Fund
$ 90,331,687 $ 20,319,315 $ 10,781,245
$ 156,025,533 $ 23,495,388 $ 12,604,564
– – –
4,657,041 833,208 634,210
7,811 217,094 –
45,710 51,719 6,012
466,092 1,360 233
– – 350,878
12,640 6,670 6,671
161,214,827 24,605,439 13,602,568
– 58,909 –
381,876 49,097 143
228,643 108,527 –
– 36,762 –
172,754 10,713 4,397
28,138 8,810 8,130
85,527 57,112 43,346
896,938 329,930 56,016
$ 160,317,889 $ 24,275,509 $ 13,546,552
$ 177,958,612 $ 47,395,861 $ 11,280,691
(17,640,723) (23,120,352) 2,265,861
$ 160,317,889 $ 24,275,509 $ 13,546,552
$ 160,317,889 $ 24,275,509 $ 13,546,552
11,853,407 3,981,007 1,355,499
$ 13.53 $ 6.10 $ 9.99

Statements of Operations

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-Short
Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 24,788
Foreign tax withheld on dividends –
Net dividends 24,788
Interest and other 264,355
Total income
289,143
Expenses:
Management fee 210,549
Administrative services fee 80,415
Distribution plan fee –
Transfer agent fees and expenses 33,736
Professional fees 27,856
Custodian fees 4,577
Shareholder reporting expenses 18,462
Registration fees 20,777
Trustee fees and expenses 7,696
Chief compliance officer fees 5,405
Miscellaneous expenses 31,558
Total expenses before reductions 441,031
Expenses offset - Note 1 H
–
Expenses reimbursed - Note 3
(251,536)
Net expenses 189,495
Net Investment  Income (Loss) 99,648
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
40,132
Foreign currency transactions
–
Net realized gain (loss)
40,132
Net change in unrealized appreciation (depreciation ) of:
Investments in unaffiliated issuers
6,738
Other assets and liabilities denominated in foreign currencies
–
Net change in unrealized appreciation (depreciation) 6,738
Net Realized and Unrealized Gain on Investments 46,870
Net Increase In Net Assets Resulting From Operations
$ 146,518

December 31, 2020

Near-Term Tax Free Fund Global Luxury Goods Fund Global Resources Fund
$ 84,784 $ 402,965 $ 1,055,151
– (29,546) (137,995)
84,784 373,419 917,156
569,915 102,550 182,254
654,699 475,969 1,099,410
210,467 244,649 534,816
80,392 78,713 110,039
– 78,354 121,861
22,423 24,517 52,154
27,867 11,590 28,391
3,032 10,953 26,863
20,672 21,352 23,861
19,881 29,236 19,055
7,687 7,015 8,402
5,389 3,949 6,134
60,797 46,908 86,962
458,607 557,236 1,018,538
(2,853) (1,953) (7,119)
(266,334) – (21,349)
189,420 555,283 990,070
465,279 (79,314) 109,340
15,810 (246,667) (2,611,646)
– (27,260) (23,908)
15,810 (273,927) (2,635,554)
533,691 6,588,354 19,395,725
– 57 31,523
533,691 6,588,411 19,427,248
549,501 6,314,484 16,791,694
$ 1,014,780 $ 6,235,170 $ 16,901,034

Statements of Operations

See accompanying notes to financial statements.
World Precious Minerals
Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ 31,224
Foreign tax withheld on dividends (5,584)
Net dividends 25,640
Interest and other 9,816
Total income
35,456
Expenses:
Management fee 873,678
Administrative services fee 160,605
Distribution plan fee 219,104
Transfer agent fees and expenses 71,820
Professional fees 32,001
Custodian fees 31,220
Shareholder reporting expenses 29,983
Registration fees 21,292
Trustee fees and expenses 12,092
Chief compliance officer fees 10,840
Miscellaneous expenses 124,605
Total expenses before reductions 1,587,240
Expenses offset - Note 1 H
(3,278)
Expenses reimbursed - Note 3
–
Net expenses 1,583,962
Net Investment  Income (Loss) (1,548,506)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
6,365,949
Securities from affiliated issuers
(530,848)
Foreign currency transactions
(29,126)
Foreign capital gains taxes
–
Net realized gain (loss)
5,805,975
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
38,602,194
Investments in affiliated issuers
7,187,373
Other assets and liabilities denominated in foreign currencies
(1,050)
Deferred foreign capital gains taxes
–
Net change in unrealized appreciation (depreciation) 45,788,517
Net Realized and Unrealized Gain (Loss) on Investments 51,594,492
Net Increase (Decrease) In Net Assets Resulting From Operations
$ 50,045,986

December 31, 2020

Gold and Precious Metals Fund Emerging Europe Fund China Region Fund
$ 878,739 $ 1,001,734 $ 249,572
(136,907) (142,166) (18,006)
741,832 859,568 231,566
301,799 4,462 2,318
1,043,631 864,030 233,884
1,201,869 310,071 179,630
221,235 80,670 73,151
335,702 63,083 32,394
72,892 23,777 22,805
37,104 29,179 27,696
21,544 59,120 19,849
36,560 23,072 18,531
31,251 19,779 19,078
16,252 6,293 5,234
16,726 3,227 1,659
163,233 93,090 61,101
2,154,368 711,361 461,128
(13,483) (1,659) (903)
– (38,412) (112,145)
2,140,885 671,290 348,080
(1,097,254) 192,740 (114,196)
12,789,280 (3,052,994) 2,310,264
– – –
(45,555) 77,200 (8,403)
– (13,060) (755)
12,743,725 (2,988,854) 2,301,106
30,758,658 (3,740,590) (811,312)
– – –
1,777 (49,759) 69
– 20,746 115
30,760,435 (3,769,603) (811,128)
43,504,160 (6,758,457) 1,489,978
$ 42,406,906 $ (6,565,717) $ 1,375,782

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss) $ 99,648 $ 674,341
Net realized gain (loss) 40,132 19,110
Net change in unrealized appreciation 6,738 32,331
Net increase in net assets from operations 146,518 725,782
Distributions to shareholders
Investor Class (134,835) (679,210)
Total distributions paid (134,835) (679,210)
From capital share transactions:
Proceeds from shares sold
Investor Class 13,147,838 8,427,240
Distributions reinvested
Investor Class 116,164 565,812
13,264,002 8,993,052
Cost of shares redeemed
Investor Class (15,694,440) (13,649,538)
Net increase (decrease) in net assets from capital
share transactions (2,430,438) (4,656,486)
Net Increase (Decrease) in Net Assets (2,418,755) (4,609,914)
Net Assets
Beginning of year 42,680,503 47,290,417
End of year $ 40,261,748 $ 42,680,503
Capital Share Activity
Investor Class
Shares sold 6,573,569 4,213,619
Shares reinvested 58,079 282,906
Shares redeemed (7,847,220) (6,824,769)
Net capital share activity (1,215,572) (2,328,244)

December 31, 2020

Near-Term Tax Free Fund Global Luxury Goods Fund
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Year Ended
December 31,
2020
Year Ended
December 31,
2019
$ 465,279 $ 571,904 $ (79,314) $ (49,057)
15,810 2,599 (273,927) 1,093,775
533,691 516,405 6,588, 411 3,508,230
1,014,780 1,090,908 6,235, 170 4,552,948
(465,288) (571,900) (44,428) (796,931)
(465,288) (571,900) (44,428) (796,931)
17,212,918 13,722,309 13,647,277 1,376,434
429,810 537,128 45,902 762,742
17,642,728 14,259,437 13,693,179 2,139,176
(19,490,962) (21,631,365) (5,392,726) (4,667,084)
(1,848,234) (7,371,928) 8,300,453 (2,527,908)
(1,298,742) (6,852,920) 14,491,195 1,228,109
43,060,695 49,913,615 35,075,632 33,847,523
$ 41,761,953 $ 43,060,695 $ 49,566,827 $ 35,075,632
7,668,775 6,199,907 703,350 81,807
191,776 242,661 2,324 44,798
(8,737,744) (9,781,002) (351,006) (277,604)
(877,193) (3,338,434) 354,668 (150,999)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Resources Fund
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss) $ 109,340 $ 1,251,784
Net realized gain (loss) (2,635,554) (17,291,205)
Net change in unrealized appreciation (depreciation) 19,427,248 20,736,392
Net increase in net assets from operations 16,901,034 4,696,971
Distributions to shareholders
Investor Class (3,364,615) (1,052,138)
Total distributions paid (3,364,615) (1,052,138)
From capital share transactions:
Proceeds from shares sold
Investor Class 4,391,843 1,507,996
Distributions reinvested
Investor Class 3,224,481 1,010,475
7,616,324 2,519,899
Cost of shares redeemed
Investor Class (13,000,764) (11,117,069)
Net decrease in net assets from capital
share transactions (5,384,440) (8,827,154)
Net Increase (Decrease) in Net Assets 8,151,979 (5,182,321)
Net Assets
Beginning of year 55,739,064 60,921,385
End of year $ 63,891,043 $ 55,739,064
Capital Share Activity
Investor Class
Shares sold 1,005,495 337,955
Shares reinvested 577,864 225,552
Shares redeemed (2,975,639) (2,491,594)
Net capital share activity (1,392,280) (1,928,087)

December 31, 2020

World Precious Minerals Fund Gold and Precious Metals Fund
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Year Ended
December 31,
2020
Year Ended
December 31,
2019
$ (1,548,506) $ (951,774) $ (1,097,254) $ (910,073)
5,805,975 (8,603,583) 12,743,725 3,869,904
45,788,517 24,383,201 30,760,435 39,763,655
50,045,986 14,827,844 42,406,906 42,723,486
(7,420,604) – (4,194,294) –
(7,420,604) – (4,194,294) –
44,283,410 22,615,895 85,588,426 66,317,251
6,962,715 838 3,881,366 52
51,246,125 22,708,150 89,469,792 66,317,303
(53,442,592) (30,772,119) (90,941,821) (71,569,873)
(2,196,467) (9,870,301) (1,472,029) (5,252,570)
40,428,915 4,957,543 36,740,583 37,470,916
75,818,430 70,860,887 123,577,306 86,106,390
$ 116,247,345 $ 75,818,430 $ 160,317,889 $ 123,577,306
11,239,870 7,722,855 7,764,065 8,142,997
1,441,557 332 289,438 8
(13,494,901) (10,416,926) (8,388,217) (8,802,179)
(813,474) (2,693,739) (334,714) (659,174)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
m
Emerging Europe Fund
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss) $ 192,740 $ 1,018,619
Net realized gain (loss) (2,988,854) (1,407,903)
Net change in unrealized appreciation (depreciation) (3,769,603) 9,037,417
Net increase (decrease) in net assets from operations (6,565,717) 8,648,133
Distributions to shareholders
Investor Class (869,616) (692,722)
Total distributions paid (869,616) (692,722)
From capital share transactions:
Proceeds from shares sold
Investor Class 1,510,743 2,969,604
Distributions reinvested
Investor Class 839,193 668,067
2,349,936 3,637,671
Cost of shares redeemed
Investor Class (7,091,919) (6,290,279)
Net decrease in net assets from capital
share transactions (4,741,983) (2,652,608)
Net Increase (Decrease) in Net Assets (12,177,316) 5,302,803
Net Assets
Beginning of year 36,452,825 31,150,022
End of year $ 24,275,509 $ 36,452,825
Capital Share Activity
Investor Class
Shares sold 266,312 415,082
Shares reinvested 135,572 88,486
Shares redeemed (1,157,409) (912,769)
Net capital share activity (755,525) (409,201)

December 31, 2020

China Region Fund
Year Ended
December 31,
2020
Year Ended
December 31,
2019
$ (114,196) $ 112,692
2,301,106 (1,215,597)
(811,128) 3,903,142
1,375,782 2,800,237
(256,672) (165,230)
(256,672) (165,230)
539,096 1,847,482
238,090 152,820
777,186 2,000,302
(2,808,540) (3,429,396)
(2,031,354) (1,429,094)
(912,244) 1,205,913
14,458,796 13,252,883
$ 13,546,552 $ 14,458,796
59,772 213,730
25,089 16,949
(315,074) (398,326)
(230,213) (167,647)

Notes to Financial Statements
December 31, 2020

1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the eight separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals, Gold and Precious Metals, Emerging Europe and China
Region. A non-diversiﬁed fund may invest a greater percentage of its assets in a particular issuer in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
On December 22, 2020, the Global Luxury Goods Fund acquired all the net assets of the
All American Equity Fund. The acquisition of net assets and unrealized gain from this tax-
free transaction was as follows:
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Valuation Committee determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.
Date of Contribution Net Assets Shares Issued
Unrealized Gain on
Investments Acquired
December 22, 2020 $ 11,908,004 591,302 $ 1,766,272

Notes to Financial Statements
December 31, 2020

B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’ custodian.
As of December 31, 2020, The U.S. Government Securities Ultra-Short Bond Fund, Near-
Term Tax Free Fund, Global Luxury Goods Fund, World Precious Minerals Fund, Gold and
Precious Metals Fund, Emerging Europe Fund and China Region Fund held $3,736,824,
$3,228,520, $910,886, $419,985, $4,657,041, $833,208, and $634,210, respectively, as cash reserves at Brown Brothers Harriman & Co. (BBH).
C. Fair Valued Securities
Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Valuation
Committee of U.S. Global Investors, Inc. (Adviser), under policies and procedures established by the Trust’s Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer,
ﬁnancial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.
The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the

Notes to Financial Statements
December 31, 2020

commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2020 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2017, 2018, 2019 and 2020
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the
Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes. Differences in per share dividend rates for multiclass funds generally result from the relative weightings of pro rata income allocations and from differences in separate class expenses.
H. Expenses
Fund speciﬁc expenses are allocated to that Fund and pro rata across share classes.
Expenses that are not fund speciﬁc are allocated among Funds and pro rata across share classes. Except for the U.S. Government Securities Ultra-Short Bond Fund, expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid

Notes to Financial Statements
December 31, 2020

indirectly by credits earned on the Funds’ cash balances. Such deposit arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of
Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.
I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
2: Financial Derivative Instruments
A. Options Contracts
Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.
The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the

Notes to Financial Statements
December 31, 2020

realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of December 31, 2020, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Open forward foreign currency contracts as of December 31, 2020, were as follows:
C. Summary of Derivative Instruments
The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of December 31, 2020:
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
December 31,
2020
Net Unrealized
Depreciation
Emerging
Europe
Fund
Brown Brothers
Harriman & Co. TRY 8,000,000 USD 1,010,229 1/19/2021 $ 1,069,138 $ (58,909)
Location
Global
Resources Fund
World Precious
Minerals Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 697,170 $ 963,050
Total $ 697,170 $ 963,050

Notes to Financial Statements
December 31, 2020

The following is a summary of the effect of derivative instruments on the Statements of
Operations as of December 31, 2020:
Location
Gold and
Precious Metals
Fund
Emerging
Europe Fund
Asset derivatives
Investments, at value
Purchased options – Equity risk $ 2,613,155 $ –
Liability derivatives
Unrealized loss on forward foreign currency contracts – Currency contract risk $ – $ (58,909)
Total $ 2,613,155 $ (58,909)
Location
Global Luxury
Goods Fund
Global
Resources
Fund
World Precious
Minerals Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ (652,432) $ 19,687 $ 162,647
(652,432) 19,687 162,647
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk 832,180 236,003 320,478
832,180 236,003 320,478
Total $ 179,748 $ 255,690 $ 483,125

Notes to Financial Statements
December 31, 2020

The total value of transactions in purchased options and forward currency contracts outstanding during the period ended December 31, 2020, were approximately as follows:
Location
Gold and
Precious
Metals Fund
Emerging
Europe Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options – Equity risk $ 543,892 $ (93,372)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk – 94,791
543,892 1,419
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options – Equity risk 1,393,316 –
Net change in unrealized gain (loss) from other assets and liabilities denominated in foreign currencies
Foreign exchange contracts – Currency contract risk – (58,909)
1,393,316 (58,909)
Total $ 1,937,208 $ (57,490)
Fund Purchased Options
Forward Currency
Contracts
Global Luxury Goods Fund $ 377,740 $ –
Global Resources Fund 366,840 –
World Precious Minerals Fund 339,929 –
Gold and Precious Metals Fund 1,057,260 –
Emerging Europe Fund 102,877 35,411,386

Notes to Financial Statements
December 31, 2020

Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at December 31, 2020. These amounts may be collateralized by cash or financial instruments.
3: Investment Advisory and Other Agreements
The Adviser, under an investment advisory agreement with the Trust in effect through
October 1, 2021, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to each
Fund’s investment objectives, policies and limitations.
For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Global Resources
Assets:
Over-the-counter
derivatives $ 697,170 $ – $ – $ 697,170
World Precious Minerals
Assets:
Over-the-counter
derivatives 963,050 – – 963,050
Gold and Precious Metals
Assets:
Over-the-counter
derivatives 2,613,155 – – 2,613,155
Emerging Europe
Liabilities:
Over-the-counter
derivatives (58,909) – – (58,909)
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%
Global Luxury Goods 1.00%
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess

Notes to Financial Statements
December 31, 2020

The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:
No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.
The amounts shown as Management fee on the Statements of Operations reﬂects the base fee plus/minus any performance adjustment. During the period ended December 31, 2020, the Funds recorded performance adjustments as follows:
Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and and Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Luxury
Goods, Global Resources, World Precious Minerals, Gold and Precious Metals, Emerging
Europe and China Region Funds compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each Fund for administrative services provided.
Fund
Average Percentage of
Average Daily Net Assets
Emerging Europe 1.25%
China Region 1.25%
Fund Benchmark Index
Global Luxury Goods S&P Composite 1500 Index
Global Resources S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals NYSE Arca Gold Miners Index
Gold and Precious Metals FTSE Gold Mines Index
Emerging Europe MSCI Emerging Markets Europe 10/40 Index (Net Total
Return)
China Region Hang Seng Composite Index
Fund
Investor Class
Performance Fee
Adjustment
Global Luxury Goods $ (68,767)
Global Resources 71,743
World Precious Minerals (2,737)
Gold and Precious Metals (6,660)
Emerging Europe (5,343)
China Region 17,658

Notes to Financial Statements
December 31, 2020

The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has voluntarily agreed to reimburse speciﬁc funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the year ended December 31, 2020, were limited as follows: U.S. Government Securities
Ultra-Short Bond Fund at 0.45%, Global Luxury Goods Fund at 2.20%, Global Resources,
World Precious Minerals, and Gold and Precious Metals Funds at 1.90%, Emerging Europe
Fund at 2.85% and China Region Fund at 2.55%. These expense limitations are exclusive of any performance fee adjustments and will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.
The Adviser has contractually limited the total operating expenses of the Near- Term Tax
Free Fund at 0.45% on an annualized basis through April 30, 2021. Effective December 22,
2020, the Adviser contractually agreed to limit the total operating expenses of the Global
Luxury Goods Fund at 1.80% on an annualized basis through April 30, 2022.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.
4: Investments
Cost of purchases and proceeds from sales of long-term securities for the year ended
December 31, 2020, are summarized as follows:
5: Tax Information
The following table presents the income tax basis of securities owned at December 31,
2020, and the tax basis components of net unrealized appreciation (depreciation):
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ 25,313,247 $ 43,807,295
Near-Term Tax Free 7,985,373 11,584,140
Global Luxury Goods 97,735,734 90, 911 , 846
Global Resources 49,268,183 54,696,067
World Precious Minerals 29,513,096 40,926,867
Gold and Precious Metals 48,153,826 51,195,758
Emerging Europe 46,644,766 51,275,116
China Region 29,852,435 33,213,767

Notes to Financial Statements
December 31, 2020

As of December 31, 2020, the components of distributable earnings on a tax basis were as follows:
The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for Global Luxury Goods, Global Resources, World Precious Minerals, Gold and Precious
Metals, Emerging Europe and China Region Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies
(PFIC), section 988 forward currency contracts, investments in real estate investment trusts, equity return of capital and straddles.
Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.
For the year ended December 31, 2020, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
Fund
Aggregate Tax
Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 36,446,152 $ 18,924 $ – $ 18,924
Near-Term Tax Free 37,259,546 862,409 (4,441) 857,968
Global Luxury Goods 41,132,358 8,913,013 (1,264,032) 7,648,981
Global Resources 103,203,663 12,957,145 (53,025,197) (40,068,052)
World Precious Minerals 148,570,994 11,499,253 (44,043,473) (32,544,220)
Gold and Precious Metals 99,541,883 62,531,200 (6,047,550) 56,483,650
Emerging Europe 20,814,651 3,861,105 (1,180,368) 2,680,737
China Region 10,853,893 2,159,978 (409,307) 1,750,671
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ 3,190 $ 20,839 $ –
Near-Term Tax Free – – – (1,185,992)
Global Luxury Goods – 467,482 – (2,002,280)
Global Resources – 10,952,971 – (238,962,770)
World Precious Minerals – 37,847,177 – (327,078,243)
Gold and Precious Metals – 2,957,457 – (77,082,666)
Emerging Europe – 194,457 – (25,981,202)
China Region – – 515,064 –
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ 18,924 $ – $ 42,953
Near-Term Tax Free 857,968 – (328,024)
Global Luxury Goods 7,649,038 – 6,114,240
Global Resources (39,996,555) – (268,006,354)
World Precious Minerals (32,546,325) – (321,777,391)
Gold and Precious Metals 56,484,486 – (17,640,723)
Emerging Europe 2,666,393 – (23,120,352)
China Region 1,750,797 – 2,265,861

Notes to Financial Statements
December 31, 2020

The tax character of distributions paid during the ﬁscal year ended December 31, 2020, were as follows:
The tax character of distributions paid during the ﬁscal year ended December 31, 2019, were as follows:
Capital loss carryforwards may be used to offset current or future taxable capital gains. The loss carryforwards for each Fund, as of December 31, 2020, are as follows:
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ – $ –
Near-Term Tax Free 9 (9)
Global Luxury Goods (73,036) 73,036
Global Resources – –
World Precious Minerals – –
Gold and Precious Metals – –
Emerging Europe – –
China Region 120,087 (120,087)
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 136,320 $ 6,118 $ – $ 142,438
Near-Term Tax Free 465,288 – – – 465,288
Global Luxury Goods – 44,428 – – 44,428
Global Resources – 3,364,615 – – 3,364,615
World Precious Minerals – 7,420,604 – – 7,420,604
Gold and Precious Metals – 4,194,294 – – 4,194,294
Emerging Europe – 869,616 – – 869,616
China Region – 66,171 190,501 – 256,672
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 675,524 $ 4,883 $ – $ 680,407
Near-Term Tax Free 575,290 – – – 575,290
Global Luxury Goods – 606,426 190,505 – 796,931
Global Resources – 1,052,138 – – 1,052,138
World Precious Minerals – – – – –
Gold and Precious Metals – – – – –
Emerging Europe – 692,722 – – 692,722
China Region – 165,230 – – 165,230
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ – $ – $ –
Near-Term Tax Free 664,007 521,985 1,185,992
Global Luxury Goods 1,632,479 369,801 2,002,280
Global Resources 164,512,672 74,450,098 238,962,770
World Precious Minerals 86,135,402 240,942,841 327,078,243

Notes to Financial Statements
December 31, 2020

During the year ended December 31, 2020, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
The Emerging Europe Fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil and gas companies are a large part of the Russian economy, and banks typically are a signiﬁcant component of emerging market economics, such as those in Russia and other Eastern European countries.
The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry.
The Emerging Europe Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers, including sovereign nations, and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.
The China Region Fund may be exposed to risks not typically associated with investments in the United States, due to its concentration of investments in foreign issuers in the region.
No Expiration
Fund Short-Term Long-Term Total
Gold and Precious Metals $ 39,804,965 $ 37,277,701 $ 77,082,666
Emerging Europe 14,950,591 11,030,611 25,981,202
China Region – – –
Fund
Near-Term Tax Free $ 15,810
Gold and Precious Metals 12,575,479
China Region 1,624,457

Notes to Financial Statements
December 31, 2020

These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.
7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH. On April 24, 2019, the
Adviser opted to convert the committed line of credit into an uncommitted line of credit. As a result, the Adviser is no longer obligated to pay commitment fees to BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’
custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the year ended December 31, 2020.
8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
9: Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and ﬁnancial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Fund's assets and performance. The ﬁnancial statements do not include any adjustments that might result from the outcome of this uncertainty.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net Assets:
Expense offset
–
–
–
–
–
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of
year
$ 2.00  $ 2.00  $ 2.00  $ 2.00  $ 2.00
Investment Activities
Net investment income 0.00
(a)
* 0.03 * 0.02 * 0.01 * 0.01
Net realized and unrealized gain
(loss)
0.01  0.00
(a)
0.00
(a)
(0.00)
(a)
0.00
(a)
Total from investment activities
0.01  0.03  0.02  0.01  0.01
Distributions
From net investment income (0.01) (0.03) (0.02) (0.01) (0.01)
From return of capital
–  –  –  –  (0.00)
(a)
From net realized gains
–  (0.00)
(a)
–  –  (0.00)
(a)
Net asset value, end of year
$ 2.00  $ 2.00  $ 2.00  $ 2.00  $ 2.00
Total Return
(b)
0.32% 1.50% 1.15% 0.69% 0.47%
Ratios to Average Net Assets:
Net investment income 0.24% 1.47% 1.14% 0.68% 0.43%
Total expenses 1.05% 1.00% 0.99% 1.03% 1.00%
Expenses waived or reimbursed
(c)
(0.60)% (0.55)% (0.54)% (0.58)% (0.55)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 127% 97% 32% 52% 18%
Net assets, end of year (in
thousands) $40,262  $42,681  $47,290  $49,427  $56,794
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net
Assets:
Expense offset
(0.01)%
(0.08)%
(0.07)%
(0.04)%
(0.02)%
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year
$ 2.22  $ 2.20  $ 2.21  $ 2.21  $ 2.25
Investment Activities
Net investment income 0.02 * 0.03 * 0.03 * 0.03 * 0.03
Net realized and unrealized gain
(loss)
0.04  0.02  (0.01) –  (0.04)
Total from investment activities
0.06  0.05  0.02  0.03  (0.01)
Distributions
From net investment income (0.02) (0.03) (0.03) (0.03) (0.03)
From return of capital
–  –  –  –  (0.00)
(a)
Net asset value, end of year
$ 2.26  $ 2.22  $ 2.20  $ 2.21  $ 2.21
Total Return
(b)
2.93% 2.18% 0.73% 1.20% (0.45)%
Ratios to Average Net Assets:
Net investment income 1.11% 1.25% 1.17% 1.16% 1.25%
Total expenses 1.09% 1.05% 1.01% 1.03% 0.97%
Expenses waived or reimbursed
(c)
(0.64)% (0.60)% (0.56)% (0.58)% (0.52)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 20% 35% 16% 14% 33%
Net assets, end of year (in
thousands) $41,762  $43,061  $49,914  $69,120  $95,301
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net
Assets:
Expense offset
(0.01)%
(0.15)%
(0.06)%
(0.04)%
(0.02)%
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of year
$ 17.09  $ 15.36  $ 19.52  $ 18.65  $ 18.59
Investment Activities
Net investment loss (0.04) * (0.02) * (0.06) * (0.08) * (0.06)
Net realized and unrealized gain
(loss)
3.56  2.14  (1.61) 3.66  1.68
Total from investment activities
3.52  2.12  (1.67) 3.58  1.62
Distributions
From net investment income (0.02) –  –  –  –
From net realized gains
–  (0.39) (2.49) (2.71) (1.56)
Short-Term Trading Fees*
–  –  –  0.00
(a)
0.00
(a)
Net asset value, end of year
$ 20.59  $ 17.09  $ 15.36  $ 19.52  $ 18.65
Total Return
(b)
20.62% 13.84% (8.28)% 19.17% 8.66%
Ratios to Average Net Assets:
Net investment loss (0.25)% (0.14)% (0.32)% (0.41)% (0.34)%
Total expenses 1.76% 1.69% 1.77% 1.86% 1.67%
Expenses waived or reimbursed
(c)
(0.01)% (0.15)% (0.06)% (0.04)% –
Net expenses
(d)
1.75% 1.54% 1.71% 1.82% 1.67%
Portfolio turnover rate 308% 292%
(e)
245% 264%
(e)
275%
(e)
Net assets, end of year (in
thousands) $49,567  $35,076  $33,848  $41,597  $40,706
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net
Assets:
Expense offset
(0.01)%
(0.08)%
(0.05)%
(0.02)%
(0.01)%
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of
year
$ 4.61  $ 4.33  $ 6.09  $ 5.25  $ 4.72
Investment Activities
Net investment income * 0.01  0.10  0.12  0.11  0.06
Net realized and unrealized gain
(loss)
1.68  0.27  (1.67) 0.91  0.64 *
Total from investment activities
1.69  0.37  (1.55) 1.02  0.70
Distributions
From net investment income (0.33) (0.09) (0.21) (0.18) (0.17)
Short-Term Trading Fees*
–  –  –  0.00
(a)
0.00
(a)
Net asset value, end of year
$ 5.97  $ 4.61  $ 4.33  $ 6.09  $ 5.25
Total Return
(b)
37.17% 8.55% (25.48)% 19.57% 14.99%
Ratios to Average Net Assets:
Net investment income 0.22% 2.15% 2.05% 1.94% 1.13%
Total expenses 2.09% 1.61% 1.57% 1.61% 1.85%
Expenses waived or reimbursed
(c)
(0.06)% (0.08)% (0.06)% (0.02)% (0.01)%
Net expenses
(d)
2.03% 1.53% 1.51% 1.59% 1.84%
Portfolio turnover rate 105% 129%
(e)
119% 131%
(e)
255%
(e)
Net assets, end of year (in
thousands) $63,891  $55,739  $60,699  $95,747  $97,005
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net
Assets:
Expense offset
–
(f)
(0.04)%
(0.04)%
(0.02)%
(0.01)%
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of
year
$ 3.31  $ 2.70  $ 4.69  $ 6.35  $ 3.64
Investment Activities
Net investment loss * (0.07) (0.04) (0.03) (0.10) (0.09)
Net realized and unrealized gain
(loss)
2.38  0.65  (1.49) (0.22) 2.82 *
Total from investment activities
2.31  0.61  (1.52) (0.32) 2.73
Distributions
From net investment income (0.36) –  (0.47) (1.34) (0.02)
Short-Term Trading Fees*
–  –  –  0.00
(a)
0.00
(a)
Net asset value, end of year
$ 5.26  $ 3.31  $ 2.70  $ 4.69  $ 6.35
Total Return
(b)
70.60% 22.59% (31.67)% (4.16)% 75.08%
Ratios to Average Net Assets:
Net investment loss (1.77)% (1.31)% (0.77)% (1.51)% (1.28)%
Total expenses 1.81% 1.55% 1.52% 1.84% 1.99%
Expenses waived or reimbursed
(c)
–  (0.04)% (0.04)% (0.02)% (0.04)%
Net expenses
(d)
1.81% 1.51% 1.48% 1.82% 1.95%
Portfolio turnover rate 34% 20%
(e)
55% 36%
(e)
136%
(e)
Net assets, end of year (in
thousands) $116,247  $75,818  $69,117  $114,766  $137,338
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net
Assets:
Expense offset
(0.01)%
(0.08)%
(0.06)%
(0.03)%
(0.01)%
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of
year
$ 10.14  $ 6.70  $ 7.96  $ 7.04  $ 4.89
Investment Activities
Net investment loss (0.09) * (0.07) * (0.06) * (0.06) * (0.07)
Net realized and unrealized gain
(loss)
3.84  3.51  (1.08) 0.98  2.28
Total from investment activities
3.75  3.44  (1.14) 0.92  2.21
Distributions
From net investment income (0.36) –  (0.12) –  (0.06)
Short-Term Trading Fees*
–  –  –  0.00
(a)
(0.00)
(a)
Net asset value, end of year
$ 13.53  $ 10.14  $ 6.70  $ 7.96  $ 7.04
Total Return
(b)
37.06% 51.34% (14.29)% 13.07% 45.36%
Ratios to Average Net Assets:
Net investment loss (0.82)% (0.90)% (0.87)% (0.84)% (1.02)%
Total expenses 1.60% 1.59% 1.76% 1.68% 1.73%
Expenses waived or reimbursed
(c)
(0.01)% (0.08)% (0.06)% (0.03)% (0.02)%
Net expenses
(d)
1.59% 1.51% 1.70% 1.65% 1.71%
Portfolio turnover rate 37% 36%
(e)
74% 67%
(e)
181%
(e)
Net assets, end of year (in
thousands) $160,318  $123,577  $86,106  $100,740  $93,988
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.

Financial Highlights

Emerging Europe Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net
Assets:
Expense offset
(0.01)%
(0.06)%
(0.04)%
(0.02)%
–
(f)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of
year
$ 7.70  $ 6.05  $ 7.29  $ 5.94  $ 5.20
Investment Activities
Net investment income 0.05 * 0.21 * 0.14 * 0.08 * 0.07
Net realized and unrealized gain
(loss)
(1.43) 1.59  (1.38) 1.27  0.67
Total from investment activities
(1.38) 1.80  (1.24) 1.35  0.74
Distributions
From net investment income (0.22) (0.15) –  –  –
Short-Term Trading Fees*
–  –  –  0.00
(a)
0.00
(a)
Net asset value, end of year
$ 6.10  $ 7.70  $ 6.05  $ 7.29  $ 5.94
Total Return
(b)
(17.94)% 29.76% (17.01)% 22.73% 14.23%
Ratios to Average Net Assets:
Net investment income 0.76% 3.08% 2.05% 1.26% 1.19%
Total expenses 2.82% 2.36% 2.43% 2.32% 2.31%
Expenses waived or reimbursed
(c)
(0.16)% (0.06)% (0.04)% (0.02)% –
(f)
Net expenses
(d)
2.66% 2.30% 2.39% 2.30% 2.31%
Portfolio turnover rate 198% 87% 81% 97%
(e)
164%
(e)
Net assets, end of year (in
thousands) $24,276  $36,453  $31,150  $45,302  $42,273
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

China Region Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Year Ended December 31,
2020
2019
2018
2017
2016
Ratios to Average Net
Assets:
Expense offset
(0.01)%
(0.10)%
(0.04)%
(0.05)%
(0.01)%
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of
year
$ 9.12  $ 7.56  $ 11.53  $ 7.32  $ 7.41
Investment Activities
Net investment income (loss) (0.08) * 0.07 * 0.10 * (0.06) * 0.01
Net realized and unrealized gain
(loss)
1.14  1.59  (3.84) 4.28  (0.09)
Total from investment activities
1.06  1.66  (3.74) 4.22  (0.08)
Distributions
From net investment income (0.05) (0.10) (0.08) (0.01) (0.01)
From net realized gains
(0.14) –  (0.15) –  –
Short-Term Trading Fees*
–  –  –  –  0.00
(a)
Net asset value, end of year
$ 9.99  $ 9.12  $ 7.56  $ 11.53  $ 7.32
Total Return
(b)
11.75% 21.99% (32.46)% 57.67% (1.05)%
Ratios to Average Net Assets:
Net investment income (loss) (0.88)% 0.77% 0.96% (0.60)% 0.12%
Total expenses 3.56% 2.95% 2.66% 2.60% 2.74%
Expenses waived or reimbursed
(c)
(0.87)% (0.51)% (0.22)% (0.09)% (0.38)%
Net expenses
(d)
2.69% 2.44% 2.44% 2.51% 2.36%
Portfolio turnover rate 243% 95% 109% 102%
(e)
165%
(e)
Net assets, end of year (in
thousands) $13,547  $14,459  $13,253  $29,775  $16,510
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of U.S. Global Investors Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of U.S. Government
Securities Ultra-Short Bond Fund, Near-Term Tax Free Fund, Global Luxury Goods Fund
(formerly, Holmes Macro Trends Fund), Global Resources Fund, World Precious Minerals
Fund, Gold and Precious Metals Fund, Emerging Europe Fund, and China Region Fund,
each a series of shares of beneficial interest in U.S. Global Investors Funds (the “Funds”), including the portfolios of investments, as of December 31, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the U.S. Global Investors Funds since 2016.
Philadelphia, Pennsylvania
February 26, 2021

Trustees and Officers (
unaudited
)
December 31, 2020

The following table presents information about the Trustees as of December 31, 2020, together with a brief description of their principal occupations during the last five years. Each trustee serves until his death, resignation or removal and replacement. The address for all trustees is
c/o Apex Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101. If you would like more information about the Trustees, you may call 1-800-US-FUNDS (1-800-873-8637)
to request a free copy of the Statement of Additional Information.
Jessica Chase is currently treated as an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
The following table presents information about each Officer of the Trust as of December
31, 2020, together with a brief description of their principal occupations during the last five years. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Apex Fund Services, Three Canal Plaza, Suite 600,
Portland, Maine 04101.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in
Fund
Complex
Overseen
By
Trustee
Other
Directorships
Held By
Trustee
During Past
Five Years
Independent Trustees
David Tucker
Born: 1958
Chairman of the
Board; Trustee;
Chairman,
Nominating
Committee and
Qualified Legal
Compliance
Committee
Since 2015 Director, Blue Sky
Experience (a charitable
endeavor), since
2008; Senior Vice
President & General
Counsel, American
Century Companies (an
investment management
firm), 1998-2008.
8 Trustee, Forum
Funds; Trustee,
Forum Funds II
Mark D. Moyer
Born: 1959
Trustee;
Chairman Audit
Committee
Since 2015 Chief Financial Officer,
Freedom House (a NGO
advocating political
freedom and democracy),
since 2017; independent
consultant providing
interim CFO services,
principally to non-profit
organizations, 2011-
2017.
8 Trustee, Forum
Funds; Trustee,
Forum Funds II
Jennifer
Brown-Strabley
Born: 1964
Trustee Since 2015 Principal, Portland
Global Advisors (a
registered investment
adviser), 1996-2010.
8 Trustee, Forum
Funds; Trustee,
Forum Funds II
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2019 Director, Apex Fund
Services since 2019;
Senior Vice President,
Atlantic Fund Services
2008-2019.
8 Trustee, Forum
Funds; Trustee,
Forum Funds II

Trustees and Officers (
unaudited
)
December 31, 2020

Principal Officers of the Trust
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Jessica Chase
Born: 1970
President; Principal
Executive Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund
Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal
Financial Officer
Since 2015 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President;
Secretary and Anti-
Money Laundering
Compliance Officer
Since 2015 Counsel, Apex Fund Services since 2019;
Counsel, Atlantic Fund Services 2014-2019.
Carlyn Edgar
Born: 1963
Chief Compliance
Officer, Code of
Ethics Review Officer
Since 2015 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2014.
Lisa Callicotte
Born: 1973
Vice President Since 2020 Chief Financial Officer, U.S. Global
Investors, Inc. since 2013; Controller, U.S.
Global Investors, Inc., 2009-2013; Senior
Manager, Ernst & Young LLP, 1997-2009.

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2020

At the September 10, 2020 Board meeting (“September meeting”), the Board of Trustees
(the “Board”) of U.S. Global Investors Funds (the “Trust”), including all the trustees who are not “interested persons” of the Trust (the “Independent Trustees”), met and considered the approval of the continuance of the investment advisory agreement between U.S. Global
Investors, Inc. (the “Adviser”) and the Trust (the “Advisory Agreement”), on behalf of each series of the Trust (each, a “Fund” and together, the “Funds”) for an additional one-year term ended September 30, 2021.
In considering approval of the Advisory Agreement, the Board reviewed a variety of materials relating to each Fund and the Adviser, including (i) the nature, extent and quality of services provided; (ii) a comparison of services rendered and amounts paid to other registered investment companies; (iii) the investment performance of the Funds measured against appropriate benchmarks and peer groups; (iv) the costs of services provided and estimated profits realized by the Adviser; (v) the extent to which economies of scale are realized as the
Funds grow; (vi) whether fee levels reflect any economies of scale for the benefit of Fund shareholders; and (vii) fall-out benefits realized by the Adviser (and its affiliates) from its relationship with the Funds, if any.
In preparation for the September meeting, the Board was presented with a range of information to assist in its deliberations. Those materials included information from Broadridge Financial
Solutions, Inc. (“Broadridge”), an independent source of data about the mutual fund industry, which compared each Fund’s total contractual and actual investment advisory fees, total expenses, and performance with a group of peer funds that were selected by Broadridge.
The Board also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of the investment advisory agreement.
The Independent Trustees met in executive session with Independent Legal Counsel while deliberating.
The Board reviewed the functions performed by the Adviser, the portfolio management team and support staff of the Adviser, the Adviser’s investment strategy and process for each Fund, and the Adviser’s financial condition, and considered the quality of services provided. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, and other relevant considerations, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Funds under the Advisory Agreement.
With respect to performance, the Board noted the Adviser’s overall representation that the
Funds’ relatively small asset size meant that fund expenses also served as a disproportionate drag on performance relative to the larger peers in each Fund’s respective Broadridge peer group.
For the All American Equity Fund, the information showed that the Fund underperformed the median of its Broadridge peers for the one-, three- and five-year periods ended June
30, 2020. The Board also observed that the Fund underperformed the S&P 500 Index, the
Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June
30, 2020. The Board noted the Adviser’s representation that the Fund’s underperformance could be attributed, at least in part, to the Fund’s narrow investment focus and on the Fund’s emphasis on stocks exhibiting strong shareholder yield characteristics, which was out of favor in the market. The Board also noted the Adviser’s representation that the Adviser continues to evaluate opportunities to improve its investment model. Finally, the Board acknowledged that

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2020

it had recently approved a proposal presented by the Adviser to reorganize the All American
Equity Fund into the Global Luxury Goods Fund, another series of the Trust, subject to shareholder approval, which reorganization was expected to take place in December 2020.
For the Global Luxury Goods Fund (previously the Holmes Macro Trends Fund), the information showed that the Fund underperformed the median of its Broadridge peer group for the one-, three-, and five-year periods ended June 30, 2020. The Board observed that the Fund also underperformed the S&P Composite 1500 Index for the one-, three-, five-, and 10-year periods ended June 30, 2020. The Board noted the Adviser’s representation that underperformance of the Fund could be attributed, at least in part, to the Fund’s emphasis on a few specific fundamental metrics to drive performance, and that such factors had been out of favor in the market. The Board observed that, as of July 1, 2020, the fund’s investment strategy was changed to focus on investments in the luxury goods sector and noted the
Adviser’s representation that the performance exhibited by the Fund since the change in the
Fund’s investment strategy was consistent with the Adviser’s expectations.
For the Global Resources Fund, the information showed that the Fund outperformed the median of its Broadridge peer group for the one-year period ended June 30, 2020 and underperformed the median of its Broadridge peer group for the three- and five-year periods ended June 30, 2020. The Board also observed that the Fund outperformed the S&P Global
Natural Resources Index (Net Total Return), its primary benchmark index, for the one-year period ended June 30, 2020 and underperformed the primary benchmark for the three-, five-, and 10-year periods ended June 30, 2020. The Board noted the Adviser’s representation that the Fund’s relative underperformance over the longer term could be attributed, at least in part, to sector allocation and higher relative exposure to certain market sectors, and that the Fund’s improved short-term performance could be attributed, at least in part, to reduced exposure to conventional oil and gas investments, which have underperformed over the near term, and more diverse exposure to alternative energy investments.
For the World Precious Minerals Fund, the information showed that the Fund underperformed the median of its Broadridge peers for the one-, three- and five-year period ended June 30,
2020. The Board observed that the Fund also underperformed the NYSE Arca Gold Miners
Index, its primary benchmark index, for the one-, three-, and five-year periods ended June
30, 2020. The Board noted that the Fund’s underperformance relative to the index and peers can be attributed, at least in part, to the performance of the exploration and development companies in which the Fund invested. The Board also noted the Adviser’s representation that the investor sentiment toward the gold and precious metals markets had improved year-
to-date.
For the Gold and Precious Metals Fund, the information showed that the Fund underperformed the median of its Broadridge peers for the one- and three-year periods ended June 30, 2020 and outperformed the median of the Broadridge peers for the five-year period ended June
30, 2020. The Board observed that the Fund underperformed the FTSE Gold Mines Index, its primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30,
2020. The Board noted the Adviser’s representation that the Fund’s relative underperformance over relevant periods could be attributable, in part, to market preference for larger and more liquid gold companies, whereas the Fund tended to invest in companies with significantly lower median market capitalizations. The Board noted further the Adviser’s representation

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2020

that investor sentiment toward junior mining and exploration companies had improved year-
to-date.
For the Emerging Europe Fund, the information showed that the Fund underperformed the median of the Broadridge peer group for the one-, three- and five-year periods ended June 30,
2020. The Board observed that the Fund underperformed the MSCI Emerging Markets Europe
10/40 Index (Net Total Return), the Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2020. The Board noted the Adviser’s representation that the funds in the Broadridge peer group consist of broad emerging market strategies that are not subject to the same constraints on investments as the Fund, whereas the Fund employs a unique, dedicated emerging Europe strategy.
For the China Region Fund, the information showed that the Fund underperformed the median of the Broadridge peer group for the one-, three-, and five-year periods ended June 30, 2020.
The Board observed that the Fund outperformed the Hang Seng Composite Index, its primary benchmark index, for the one- and five-year periods ended June 30, 2020 and underperformed the Hang Seng Composite Index for the three- and 10-year periods ended June 30, 2020. The
Board noted the Adviser’s representation that the Fund’s relative underperformance could be attributed, in part, to trade war concerns during 2018 and 2019, as well as the Fund’s model-
driven preference for certain subsectors that underperformed the market on the whole.
For the Near-Term Tax-Free Fund, the information showed that the Fund underperformed the median of its Broadridge peer group for the one-, three-, and five-year periods ended June 30,
2020. The Board also noted that the Fund underperformed the Bloomberg Barclays 3-Year
Municipal Bond Index, the Fund’s primary benchmark index, for the one-, three-, five-, and
10-year periods ended June 30, 2020. The Board noted the Adviser’s representation that the
Fund’s relative underperformance was a result of the Fund’s duration being shorter than the benchmark and peers over a period during which falling yields and interest rates benefitted longer maturity investment strategies.
For the U.S. Government Securities Ultra-Short Bond Fund, the information showed that the
Fund underperformed the median of its Broadridge peer group for the one-, three-, and five-
year periods ended June 30, 2020. The Board also noted that the Fund underperformed the
Bloomberg Barclays U.S. Treasury Bills 6-9 Month Total Return Index, the Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2020. The
Board noted the Adviser’s representation that the Fund’s relative underperformance was a result of the Fund’s duration being shorter than the benchmark and peers over a period during which falling yields and interest rates benefitted longer maturity investment strategies.
The Board also reviewed information on each Fund’s advisory fee and expense ratios compared to the advisory fees and expense ratios of a peer group of funds based upon information prepared by Broadridge.
For the All American Equity Fund, the information showed that, as of June 30, 2020, the
Fund’s actual advisory fee rate and actual total expense ratio were each higher than the median of its Broadridge peer group.
For the Global Luxury Goods Fund (formerly the Holmes Macro Trends Fund), the information showed that, as of June 30, 2020, the Fund’s actual advisory fee rate and actual total expense ratio were each higher than the median of its Broadridge peer group.

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2020

For the Global Resources Fund, the information showed that, as of June 30, 2020, the Fund’s actual advisory fee rate and its actual total expense ratio were each higher than the median of its Broadridge peer group.
For the World Precious Minerals Fund, the information showed that, as of June 30, 2020, the
Fund’s actual advisory fee rate was lower that the median of its Broadridge peer group and that the actual total expense ratio was higher than the median of its Broadridge peer group, though the Board noted that the total expense ratios of all of the peers were within a narrow range.
For the Gold and Precious Metals Fund, the information showed that, as of June 30, 2020, the
Fund’s actual advisory fee rate was lower than the median of its Broadridge peer group and that the actual total expense ratio was higher than the median of its Broadridge peer group.
For the Emerging Europe Fund, the information showed that, as of June 30, 2020, each of the
Fund’s actual advisory fee rate and actual total expense ratio were higher than the median of its Broadridge peer group.
For the China Region Fund, the information showed that, as of June 30, 2020, the Fund’s actual advisory fee rate was lower than the median of its Broadridge peer group and that the actual total expense ratio was higher than the median of its Broadridge peer group.
For the Near-Term Tax-Free Fund, the information showed that, as of June 30, 2020, the
Fund’s actual advisory fee rate and actual total expense ratio were each lower than the median of its Broadridge peer group.
For the U.S. Government Securities Ultra-Short Bond Fund, the information showed that, as of June 30, 2020, the Fund’s actual advisory fee rate and actual total expense ratio were each lower than the median of its Broadridge peer group.
The Board considered the Adviser’s representation that higher expenses are inherent in small fund complexes, such as the Trust, noting the difficulty that small complexes face in spreading increasing overhead over a small asset base. The Board noted the Adviser’s representation that the Adviser continues to evaluate opportunities to reduce expenses that negatively affect the Funds’ investment results. In addition, the Board noted that the Adviser is contractually limiting expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) on an annualized basis for the Near-Term Tax-
Free Fund at 0.45% of average net assets through at least April 30, 2021. The Board also noted
that the Adviser is currently voluntarily limiting expenses at the following levels for the Funds
(all voluntary expense limitations may be modified or removed by the Adviser at any time and are exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions, interest, and advisory fee performance adjustments, if any):

Approval of Investment Advisory Agreement (
unaudited
)
December 31, 2020

The Board further noted that the Adviser had contractually agreed to limit expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions, performance fees, and interest) on an annualized basis for the Global Luxury Goods Fund at
1.80% of average net assets, effective December 22, 2020 through at least April 30, 2022.
The Board considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser and its affiliates from their relationship with the Funds.
As part of its review of the Advisory Agreement, the Board considered whether the Funds would benefit from any economies of scale. In this respect, the Board considered the Funds’ fee structures, asset sizes, and net expense ratios. The Board noted the Adviser’s representation that economies of scale could be experienced by shareholders of the Funds upon reaching significantly higher asset levels but that, in light of the Funds’ current asset levels, breakpoints in the advisory fee were not believed by the Adviser to be appropriate at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the asset levels of the Funds were not consistent with the existence of economies of scale and that economies of scale were not a material factor in approving the continuation of the Advisory
Agreement.
Based on all the above-mentioned factors, other information provided, and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services provided by the Adviser supported the renewal of the advisory agreement with the Adviser.
Funds Expense Cap
China Region Fund 2.55%
Emerging Europe Fund 2.85%
Global Luxury Goods (formerly the Holmes Macro
Trends Fund) 2.20%
Global Resources Fund 1.90%
Gold and Precious Metals Fund 1.90%
World Precious Minerals Fund 1.90%
U.S. Government Securities Ultra-Short Bond Fund 0.45%

Additional Information (
unaudited
)
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each
Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and
its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program
Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed each Fund’s liquidity risk profile based on information gathered for the period December 1, 2019 through
June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on September 10, 2020.
The Program Administrator’s report stated that: (i) each Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) each Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding each Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Funds because the
Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds were noted in the report.
Shareholder Proxy Vote
The Special Meeting of Shareholders (the “Meeting”) of the All American Equity Fund (the
“Target Fund”), originally convened on November 27, 2020, and reconvened on December
15, 2020, pursuant to notice duly given in accordance with the Declaration of Trust of U.S.
Global Investors Funds (“Trust”). The purpose of the Meeting was to vote upon an agreement and plan of reorganization (the “Plan”) providing for (i) the transfer of all of the assets of the Target Fund to the Global Luxury Goods Fund (formerly, Holmes Macro Trends Fund)
(the “Acquiring Fund”), a series of the Trust, in exchange for shares of the Acquiring Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shares of the
Target Fund, and the Acquiring Fund’s assumption of all of the liabilities of the Target Fund, followed by (ii) the liquidating distribution by the Target Fund to its shareholders of the shares of the Acquiring Fund in proportion to their respective holdings of shares of the Target Fund
(the “Reorganization”).
The proposal received the affirmative vote of 183,401 of the total 259,439 shares voted, representing an approval rate of 70.69% of the total shares present and voted at the Meeting.

Additional Information (
unaudited
)
Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling
1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds’ statement of additional information (Form 485B), which can be found on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds’ Form N-PX on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-
ends. For the second and fourth quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at http://
www.sec.gov.
In early 2020, the Funds reported on Form 1099-DIV the tax status of all distributions made during the 2019 calendar year. The Funds intend to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by each Fund will be reported to shareholders on their Form 1099-DIV. Shareholders should use the information on Form 1099-DIV for their income tax returns.
Additional Federal Tax Information
The percentage of tax-exempt dividends paid by the Near-Term Tax Free Fund for the year ended December 31, 2020, was 100.00%.
The percentage of ordinary income dividends paid by the Funds during the year ended
December 31, 2020, which qualify as Qualified Dividends Income (QDI) and the Dividends
Received Deduction (DRD) available to corporate shareholders was:
The amounts which represent foreign source income and foreign taxes paid during the year ended December 31, 2020, are as follows:
Qualified
Dividend
Income
Dividend
Received
Deduction
Qualified
Investment
Income
Qualified
Short
Term Gain
Dividends
U.S. Government Securities Ultra-Short Bond –% –% 75.05% 18.37%
Global Luxury Goods 69.38% 42.61% –% –%
Global Resources 45.23% 4.83% –% –%
World Precious Minerals 0.18% 0.02% 0.61% –%
Gold and Precious Metals 10.58% 0.79% –% –%
Emerging Europe 100.00% 0.01% –% –%
China Region 92.94% –% –% –%

Additional Information (
unaudited
)
Foreign Source
Income Foreign Tax Credit
Global Resources $ 1,085,017 $ 137,995
World Precious Minerals 40,496 5,584
Gold and Precious Metals 1,122,169 136,907
Emerging Europe 1,005,131 142,166
China Region 251,034 18,006

Expense Example (
unaudited
)
December 31, 2020

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees, distribution plan fees, shareholder reports (like this one), and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020) as indicated below.
Actual Expenses. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these direct or transactional costs were included, your costs would have been higher.

Expense Example (
unaudited
)
December 31, 2020

Beginning
Account Value
July 1, 2020
Ending
Account Value
December 31,
2020
Expenses
Paid During
Period
*
U.S. Government Securities Ultra-Short Bond Fund
Based on Actual Fund Return $ 1,000.00 $ 1,000.00 $ 2.26
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.87 $ 2.29
Near-Term Tax Free Fund
Based on Actual Fund Return $ 1,000.00 $ 1,014.11 $ 2.28
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,022.87 $ 2.29
Global Luxury Goods Fund
Based on Actual Fund Return $ 1,000.00 $ 1,35 5 . 34 $ 11.19
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,015.63 $ 9.58
Global Resources Fund
Based on Actual Fund Return $ 1,000.00 $ 1,52 0 . 03 $ 13. 49
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,014.43 $ 10.79
World Precious Minerals Fund
Based on Actual Fund Return $ 1,000.00 $ 1,411.69 $ 11.52
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,015.58 $ 9.63
Gold and Precious Metals Fund
Based on Actual Fund Return $ 1,000.00 $ 1,211.71 $ 9.34
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,016.69 $ 8.52
Emerging Europe Fund
Based on Actual Fund Return $ 1,000.00 $ 1,108.68 $ 15.11
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,010.81 $ 14.41
China Region Fund
Based on Actual Fund Return $ 1,000.00 $ 1,164.73 $ 14.37
Based on Hypothetical 5% Yearly Return $ 1,000.00 $ 1,011.86 $ 13.35
*
These calculations are based on expenses incurred in the most recent fiscal half-year. The Funds' Investor
Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended
December 31, 2020, were 0.45%, 0.45%, 2.13%, 1.90%, 1.68%, 2.85%, 2.64% and 1.89%, respectively, for the U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Resources, World Precious
Minerals, Gold and Precious Metals, Emerging Europe, China Region and Global Luxury Goods Funds. The
funds' Institutional Class' annualized expense ratios (after reimbursements and offsets) for the six month period ended December 31, 2020, were, respectively, for the Funds . The dollar amounts shown as "Expenses
Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the period, then divided by 366 days in the current fiscal year.

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ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, U.S. Global Investors Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $139,600 in 2019 and $126,200 in 2020.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2019 and $0 in 2020.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $27,000 in 2019 and $27,000  in 2020.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2019 and $0 in 2020.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”).  In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $27,000  in 2019 and $27,000 in 2020.  These fees related to tax services rendered to the Registrant.

(h) All non-audit services rendered in (g) above were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              U.S. Global Investors Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	March 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	March 1, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	March 1, 2021